[front cover]

[MFS logo]                                        Semiannual Report
                                                  September 30, 1996


MFS(R) Municipal Series Trust
For the States of: Alabama, Arkansas, California, Florida, Georgia, Maryland, and Massachusetts

[photo of silhouette of 2 men speaking in front of window]

America learns how "We invented the mutual fund", (see page 48)

Table of Contents

Letter from the Chairman                  1
Fund Managers' Overview                   2
Fund Managers' Profiles                   2
Performance Summary                       3
Fund Facts                                4
Portfolio of Investments                  5
Financial Statements                     20
Notes to Financial Statements            42
MFS Family of Funds                      47
Trustees and Officers                    49

[screened box]

Highlights

[bullet] Concerns that strong economic data might translate into higher inflation helped create a period of significant volatility in the fixed-income markets over the past six months.

[bullet] In this environment the yield on long-term, high-grade municipal bonds fluctuated from a low of 5.45% to a high of 6.00%, before settling at 5.55% on September 30.

[bullet] The supply of new issues remains moderate as state and local governments continue to be conservative relative to new spending and borrowing, while the fiscal condition of these governments is the strongest it has been in several years.

[bullet] We have generally kept portfolio durations (a measure of interest rate sensitivity) neutral to short relative to the benchmark Lehman Brothers Municipal Bond Index, a strategy which reduced the volatility of the Funds, given the increase in yields.

[end screened box]

Letter from the Chairman

[photo of A. Keith Brodkin]

Dear Shareholders:

As we enter the last quarter of 1996, the U.S. economy appears to have settled into a pattern of moderate growth and inflation -- two factors that we think can be important contributors to a favorable long-term investment climate. During the first quarter of 1996, real (inflation-adjusted) economic growth was 2.3% on an annualized basis, followed by a rate of 4.7% in the second quarter. Real growth in gross domestic product has surpassed our expectations this year, and we now expect that growth for all of 1996 could exceed 2.5%. Although individual consumers appear to be carrying an excessive debt load, the consumer sector itself, which represents two-thirds of the economy, continues to be impressive in its support of the automobile and housing markets. Consumer spending has also been positively impacted by widespread job growth and, more recently, increasing wages. However, recent statistics appear to be showing signs of a slowdown in consumer spending. This is particularly true when considering overall retail sales, which have been flat for several months. Furthermore, the economies of Europe and Japan continue to be in the doldrums, weakening U.S. export markets while subduing the capital spending plans of American corporations. While economic growth should continue, we expect it could slacken toward the end of the year.

   In the bond market, persistent signs of economic weakness led to decreases in short-term interest rates by the Federal Reserve Board in late 1995 and early 1996. Should signs of more rapid economic growth and, particularly, of higher inflation resurface, we would expect the Fed to maintain its anti-inflationary stance. In the beginning of the year, the bond market traded in a narrow range as investors shifted between concern for the lack of a budget resolution in Washington and hope that sluggish economic reports and low inflation might lead to lower interest rates. Later, fixed-income markets began reacting to conflicting signals regarding the economy's strength with more volatile trading patterns marked by an upward bias in interest rates. Interest rates may move even higher over the coming months, but we believe the current rise in bond yields is reaching a point where fixed-income markets are equitably valued.

   Finally, as you may notice, this report to shareholders incorporates a number of changes which we hope you will find informative and useful. Following the Fund Managers' Overview, we have added new information on the Funds' holdings. Near the back of the report, telephone numbers and addresses are listed if you would like to contact MFS.

   We appreciate your support and welcome any questions or comments you may have.

Respectfully,

/s/ A. Keith Brodkin

A. Keith Brodkin
Chairman and President

October 10, 1996

Fund Managers' Overview

Dear Shareholders:

The six months ended September 30, 1996 marked a period of significant volatility in the fixed-income markets. Yields on 30-year U.S. Treasury bonds ranged from a low of 6.60% to a high of 7.19% before settling at 6.92% on September 30. This represented an increase of approximately 30 basis points (0.30%) from the beginning of the period. The increase in rates experienced during this period was primarily a result of concerns that greater-than-expected job growth and other strong economic data would translate into higher inflation rates.

   Municipal bonds experienced the same type of volatility during this period. The yield on long-term, high-grade municipals fluctuated between a low of 5.45% and a high of 6.00% before settling at 5.55% on September 30. This represented a decline of about 15 basis points (0.15%) from the beginning of the period. Perhaps the most important aspect of the municipal market during the past six months has been its dramatically favorable performance compared to the U.S. Treasury market. The yield ratio of 30-year municipals rated "AAA" by Standard & Poor's to comparable maturity Treasuries has declined from 86% to 80%. (Note that the principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) These trends are attributable to the municipal market's favorable technical position. New-issue supply remains moderate as state and local governments continue to be conservative relative to new spending and borrowing. At the same time, the surge in redeemed bonds has led to a decrease in the outstanding tradable supply. On the demand side, property and casualty insurance companies have been strong buyers and retail interest has remained consistent. Further aiding the decline in yield ratios has been the apparent collapse of support for extreme tax reform proposals.

   The overall strength of municipal credits has also contributed to the market's good relative performance. The fiscal condition of state and local governments is the strongest it has been in several years, owing to a healthy economy and generally sound fiscal practices. Most revenue bond issuers have also posted favorable results. These trends, along with the continued dramatic proliferation of bond insurance, have resulted in continued historically narrow yield spreads in the market. Attractive values and unusual opportunities in the investment- grade segment of the municipal market have therefore diminished.

   During the past six months, we have generally kept portfolio durations neutral to short relative to the benchmark Lehman Brothers Municipal Bond Index (an unmanaged index of national municipal bond investments rated "Baa" or higher), primarily by hedging with Treasury futures contracts. This reduced the volatility of the Funds given the increase in yields. We expect to maintain this position into the foreseeable future. We have also been seeking to increase the Funds' dividends by purchasing bonds with higher book yields, or yields comparable to those at the time of issuance, and bonds with better call protection, that is, those not imminently eligible to be called by the issuer. Finally, in light of very narrow yield spreads, we have tried to improve credit quality when possible. We feel these strategies will enhance the Funds' performance potential and earnings sustainability.

   We are pleased to report that we recently made some key additions to our staff of municipal credit analysts, and we believe the group is now one of the strongest in the industry. The depth and experience of this staff will be invaluable to us as we examine important credit developments such as: the new welfare reform bill's effect on specific municipal credits; the fiscal ramifications of future efforts to balance the federal budget; the increasingly competitive environment facing electric utilities as a result of deregulation trends; and the effects of continuing cost pressures on the changing health care industry.

Respectfully,

/s/ David R. King       /s/ David B. Smith

David R. King and David B. Smith
Fund Managers

[screened box]

Fund Managers' Profiles

David King has been a member of the MFS investment staff since 1985. A graduate of the University of New Hampshire and the Babson College Graduate School of Business Administration, he began his career at MFS as a member of the Fixed Income Department and was named Assistant Vice President - Investments in 1987. In 1988 he was named Vice President - Investments. Mr. King is a Chartered Financial Analyst (C.F.A.) and currently has portfolio management responsibilities for the Alabama, Arkansas, Florida, and Maryland state Funds.

David Smith has been a member of the MFS investment staff since 1988. A graduate of Union College and the Babson College Graduate School of Business Administration, he began his career at MFS as a Senior Treasury Analyst in the Corporate Treasury Department. He was named a Research Analyst in the Fixed Income Department in 1989, Investment Officer in 1990, Assistant Vice President - Investments in 1991 and Vice President - Investments in 1993. Mr. Smith is a C.F.A. and currently has portfolio management responsibilities for the California, Georgia, and Massachusetts state Funds.

[end screened box]

Performance Summary

Because mutual funds like MFS Municipal Series Trust are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for Class A, Class B, and Class C shares for the applicable time periods.

                                                                     Class A                                         Class B
                                   ------------------------------------------      ------------------------------------------
MFS Alabama Municipal Bond Fund      6 Months   1 Year    5 Years       Life         6 Months   1 Year    5 Years       Life
 -------------------------------- ----------- --------  --------- ----------      ----------- --------  --------- ----------
Cumulative Total Return              +3.05%    +5.60%    +41.97%    +64.87%          +2.62%    +4.74%    +38.43%    +60.65%
 -------------------------------- ----------- --------  --------- ----------      ----------- --------  --------- ----------
Average Annual Total Return          +3.05%    +5.60%     +7.26%     +7.63%          +2.62%    +4.74%     +6.72%     +7.22%
 -------------------------------- ----------- --------  --------- ----------      ----------- --------  --------- ----------
SEC Results                            --      +0.54%     +6.22%     +6.86%            --      +0.73%     +6.41%     +7.22%
 -------------------------------- ----------- --------  --------- ----------      ----------- --------  --------- ----------

                                                                      Class A                                        Class B
                                    ------------------------------------------     ------------------------------------------
MFS Arkansas Municipal Bond Fund      6 Months    1 Year   5 Years       Life        6 Months    1 Year   5 Years       Life
 --------------------------------- -----------  -------- --------- ----------     -----------  -------- --------- ----------
Cumulative  Total Return              +2.78%     +5.36%     --       +34.20%         +2.34%     +4.46%     --       +30.13%
---------------------------------- -----------  -------  --------  ---------      -----------  -------  --------- ----------
Average Annual Total Return           +2.78%     +5.36%     --        +6.32%         +2.34%     +4.46%     --        +5.64%
---------------------------------- -----------  -------  --------  ---------      -----------  -------  --------- ----------
SEC Results                             --        +.32%     --        +5.21%           --       +0.45%     --        +5.29%
---------------------------------- -----------  -------  --------  ---------      -----------  -------  --------- ----------

                                                                      Class A                                        Class B
                                    ------------------------------------------     ------------------------------------------
MFS California Municipal Bond Fund*   6 Months    1 Year   5 Years       Life        6 Months    1 Year   5 Years       Life
 --------------------------------- -----------  -------- --------- ----------      ----------  -------- --------- ----------
Cumulative Total Return               +3.11%     +6.52%   +39.60%    +101.17%        +2.65%     +5.56%   +35.41%    +95.25%
 --------------------------------- -----------  -------- --------- ----------      ----------  -------- --------- ----------
Average Annual Total Return           +3.11%     +6.52%    +6.90%      +7.24%        +2.65%     +5.56%    +6.25%     +6.92%
 --------------------------------- -----------  -------- --------- ----------      ----------  -------- --------- ----------
SEC Results                             --       +1.52%    +5.86%      +6.72%          --       +1.56%    +5.94%     +6.92%
 --------------------------------- -----------  -------- --------- ----------      ----------  -------- --------- ----------

                                                                      Class C
                                    ------------------------------------------
MFS California Municipal Bond Fund*   6 Months    1 Year   5 Years       Life
 --------------------------------- -----------  -------- --------- ----------
Cumulative Total Return               +2.59%     +5.45%   +35.41%    +95.61%
 --------------------------------- -----------  -------- --------- ----------
Average Annual Total Return           +2.59%     +5.45%    +6.31%     +6.94%
 --------------------------------- -----------  -------- --------- ----------
SEC Results                             --       +4.45%    +6.31%     +6.94%
 --------------------------------- -----------  -------- --------- ----------

                                                                      Class A                                         Class B
                                    ------------------------------------------      ------------------------------------------
MFS Florida Municipal Bond Fund       6 Months    1 Year   5 Years       Life         6 Months    1 Year   5 Years       Life
 --------------------------------- -----------  -------- --------- ----------      -----------  -------- --------- ----------
Cumulative Total Return               +2.66%     +5.76%     --       +30.15%          +2.20%     +4.82%     --       +26.82%
 --------------------------------- -----------  -------- --------- ----------      -----------  -------- --------- ----------
Average Annual Total Return           +2.66%     +5.76%     --        +6.81%          +2.20%     +4.82%     --        +6.12%
 --------------------------------- -----------  -------- --------- ----------      -----------  -------- --------- ----------
SEC Results                             --       +0.72%     --        +5.70%            --       +0.82%     --        +5.78%
 --------------------------------- -----------  -------- --------- ----------      -----------  -------- --------- ----------

                                                                      Class A                                          Class B
                                    ------------------------------------------       ------------------------------------------
MFS Georgia Municipal Bond Fund*      6 Months    1 Year   5 Years       Life          6 Months    1 Year   5 Years       Life
 --------------------------------- -----------  -------- --------- ----------       -----------  -------- --------- ----------
Cumulative Total Return               +2.72%     +4.94%   +37.20%    +79.57%           +2.40%     +4.09%   +33.89%    +75.27%
 --------------------------------- -----------  -------- --------- ----------       -----------  -------- --------- ----------
Average Annual Total Return           +2.72%     +4.94%    +6.53%     +7.24%           +2.40%     +4.09%    +6.01%     +6.93%
 --------------------------------- -----------  -------- --------- ----------       -----------  -------- --------- ----------
SEC Results                             --       -0.01%    +5.50%     +6.61%             --       +0.10%    +5.69%     +6.93%
 --------------------------------- -----------  -------- --------- ----------       -----------  -------- --------- ----------

                                                                      Class A                                         Class B
                                    ------------------------------------------      ------------------------------------------
MFS Maryland Municipal Bond Fund*     6 Months    1 Year   5 Years       Life         6 Months    1 Year   5 Years       Life
 --------------------------------- -----------  -------- --------- ----------      -----------  -------- --------- ----------
Cumulative Total Return               +2.55%     +5.47%   +33.07%    +90.20%          +2.19%     +4.72%   +30.08%    +85.96%
 --------------------------------- -----------  -------- --------- ----------      -----------  -------- --------- ----------
Average Annual Total Return           +2.55%     +5.47%    +5.88%     +6.64%          +2.19%     +4.72%    +5.40%     +6.40%
 --------------------------------- -----------  -------- --------- ----------      -----------  -------- --------- ----------
SEC Results                             --       +0.45%    +4.86%     +6.13%            --       +0.72%    +5.07%     +6.40%
 --------------------------------- -----------  -------- --------- ----------      -----------  -------- --------- ----------

                                                                            Class A                                       Class B
                                         ------------------------------------------    ------------------------------------------
MFS Massachusetts Municipal Bond Fund*     6 Months    1 Year    5 Years       Life      6 Months    1 Year    5 Years       Life
--------------------------------------- -----------  --------  -------------------    -----------  --------  -------------------
Cumulative Total Return                    +2.63%     +5.14%    +37.65%    +95.25%       +2.25%     +4.47%    +34.71%   +91.09%
--------------------------------------- -----------  --------  -------------------    -----------  --------  -------------------
Average Annual Total Return                +2.63%     +5.14%     +6.60%     +6.92%       +2.25%     +4.47%     +6.14%    +6.69%
--------------------------------------- -----------  --------  -------------------    -----------  --------  -------------------
SEC Results                                  --       +0.13%     +5.56%     +6.40%         --       +0.48%     +5.83%    +6.69%
--------------------------------------- -----------  --------  -------------------    -----------  --------  -------------------

*Performance results reflect any applicable expense subsidies and waivers, without which the performance results would have been less favorable. Subsidies and waivers may be rescinded at any time. See prospectus for details.

Class A SEC results include the maximum 4.75% sales charge. Class B SEC results reflect the applicable contingent deferred sales charge (CDSC), which declines over six years as follows: 4%, 4%, 3%, 3%, 2%, 1%, 0%. Class C shares have no initial sales charge, but along with Class B shares, have higher annual fees and expenses than Class A shares. Class C share purchases made on or after April 1, 1996 will be subject to a 1% CDSC if redeemed within 12 months of purchase. See the prospectus for details.

Class B and Class C share performance includes the performance of the relevant Fund's Class A shares for periods prior to the commencement of offering of Class B shares on September 7, 1993 and of Class C shares on January 3, 1994. Sales charges and operating expenses for Class A, Class B, and Class C shares differ. The Class A share performance, which is included within the Class B and Class C share SEC performance, has been adjusted to reflect the CDSC generally applicable to Class B and Class C shares rather than the initial sales charge generally applicable to Class A shares. Class B and Class C share performance has not been adjusted, however, to reflect differences in operating expenses (e.g., Rule 12b-1 fees), which generally are lower for Class A shares.

Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

[screened box]

Fund Facts

Strategy:               The investment objective for each state Fund is to
                        provide current income exempt from federal income taxes and from the personal income taxes, if any, of the state to which its name refers.

Commencement of
investment operations:  Alabama: February 1, 1990
                        Arkansas: February 3, 1992
                        California: June 18, 1985
                        Florida: February 3, 1992
                        Georgia: June 6, 1988
                        Maryland: October 31, 1984
                        Massachusetts: April 9, 1985

Size as of
September 30, 1996:     Alabama: $87.0 million
                        Arkansas: $163.3 million
                        California: $291.8 million
                        Florida: $98.2 million
                        Georgia: $75.1 million
                        Maryland: $148.4 million
                        Massachusetts: $257.7 million

[end screened box]

Portfolio of Investments (Unaudited) - September 30, 1996

MFS ALABAMA MUNICIPAL BOND FUND

Municipal Bonds - 97.9%
-----------------------------------------------------------------------------
                                             Principal Amount
    Issuer                                     (000) Omitted)          Value
 --  -------------------------------------------------------  --------------
    General Obligation - 13.5%
     Birmingham, AL, 8s, 2015                          $1,150    $ 1,206,166
     Birmingham, AL, 5.125s, 2017                       1,000        916,570
     Hoover, AL, AMBAC, 5s, 2020                        1,120      1,008,470
     Huntsville, AL, 5.5s, 2020                         3,000      2,859,480
     Shelby County, AL, 7.4s, 2007                      1,000      1,073,590
     Shelby County, AL, 7.7s, 2017                        800        883,952
     Shelby County, AL, MBIA, 0s, 2011                  3,000      1,209,030
     State of Alabama, 0s, 2004                         2,500      1,658,575
     State of Alabama, 0s, 2006                         1,165        665,122
     State of Alabama, 7.1s, 2010                         250        271,925
                                                              --------------
                                                                 $11,752,880
 --  -------------------------------------------------------  --------------
    State and Local Appropriation - 4.3%
     Alabama Building Renovation Finance
       Authority Rev., 7.45s, 2011                     $1,500    $ 1,655,415
     Montgomery County, AL, Department of
       Human Resources Rev., 7s, 2007                   1,000      1,059,840
     Puerto Rico Public Buildings
       Authority, Education & Health Rev.,
       5.6s, 2008                                         500        502,750
     Puerto Rico Public Buildings
       Authority, Education & Health Rev.,
       5.5s, 2021                                         500        481,655
                                                              --------------
                                                                 $ 3,699,660
 --  -------------------------------------------------------  --------------
    Refunded and Special Obligations - 13.9%
     Alabama Mental Health Finance
       Authority, 7.375s, 1999                         $  250    $   271,755
     Alexander City, AL, 0s, 2001                       1,000        327,110
     Alexander City, AL, 0s, 2001                       1,000        304,180
     Alexander City, AL, 0s, 2001                       1,250        353,575
     Baldwin County, AL, Eastern Shore
       Health Care Authority (Thomas),
       8.5s, 2001                                       1,000      1,166,360
     Birmingham, AL, Public Parks &
       Recreation Board Rev. (Legion Park),
       7.25s, 1999                                        400        436,480
     Birmingham, AL, 7.4s, 1999                         1,000      1,086,840
     Birmingham, AL, Waterworks & Sewer
       Board Rev., 7.2s, 2000                             500        547,345
     Birmingham, AL, Historical
       Preservation Authority Rev. (Kelly
       Ingram/Civil Rights), 7.2s, 2001                 1,000      1,113,130
     Gadsden East, AL, Medical Clinic Board
       Rev. (Baptist Hospital), 7.8s, 2001              2,000      2,308,660
     Hoover, AL, Board of Education, AMBAC,
       6.625s, 2001                                     1,000      1,092,920
     Morgan County-Decatur, AL, Hospital
       Board Rev., 7.875s, 1999                           750        822,465
     Puerto Rico Highway & Transportation
       Authority, 6.5s, 2002                            1,000      1,106,420
     University of Alabama, University
       Housing Rev., MBIA, 7.1s, 2001                   1,000      1,117,660
                                                              --------------
                                                                 $12,054,900
 --  -------------------------------------------------------  --------------
    Airport and Port Revenue - 6.7%
     Alabama, Docks Department, Docks
       Facilities Rev., BIGI, 7.6s, 2012               $2,600    $ 2,781,090
     Birmingham, AL, Airport Rev., AMBAC,
       5.25s, 2020                                      1,000        923,380
     Mobile, AL, Airport Authority Rev.,
       7.375s, 2012                                     1,000      1,010,150
     Mobile, AL, Airport Authority Rev.,
       8.875s, 2015                                     1,000      1,087,000
                                                              --------------
                                                                 $ 5,801,620
 --  -------------------------------------------------------  --------------
    Electric and Gas Utility Revenue - 3.3%
     DeKalb & Cherokee County, AL, Gas
       Rev., AMBAC, 5.4s, 2016                         $2,000    $ 1,918,400

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
-----------------------------------------------------------------------------
                                             Principal Amount
    Issuer                                     (000) Omitted)          Value
 --  -------------------------------------------------------  --------------
    Electric and Gas Utility Revenue - continued
     Puerto Rico Telephone Authority Rev.,
       AMBAC, 5.59s, 2004S.                            $1,000    $   930,210
                                                              --------------
                                                                 $ 2,848,610
 --  -------------------------------------------------------  --------------
    Health Care Revenue - 6.7%
     Baldwin County, AL, Eastern Shore
       Health Care (Thomas Hospital),
       6.75s, 2015                                     $1,000    $ 1,006,240
     Birmingham, AL, Special Care
       Facilities (Daughters of Charity-St.
       Vincents), 5.25s, 2015                           1,000        934,480
     Cullman, AL, Medical Park South
       Clinic, "A", 6.5s, 2023                          1,000        978,850
     Montgomery, AL, Medical Clinic Board
       Rev. (Jackson Hospital & Clinic),
       7s, 2015                                           695        757,974
     Montgomery, AL, Medical Clinic Board
       Rev. (Jackson Hospital & Clinic),
       7s, 2015                                         2,030      2,115,179
                                                              --------------
                                                                 $ 5,792,723
 --  -------------------------------------------------------  --------------
    Industrial Revenue (Corporate Guarantee) - 9.5%
     Butler, AL, Industrial Development
       Board, Solid Waste Rev. (James River
       Corp.), 8s, 2028                                $1,000    $ 1,103,070
     Camden, AL, Industrial Development
       Board Pollution Control Rev.
       (Macmillian Bloedel), 7.75s, 2009                  500        537,430
     Courtland, AL, Industrial Development
       Board, Solid Waste Disposal Rev.
       (Champion International Corp.),
       5.9s, 2017                                       1,000        959,640
     Courtland, AL, Industrial Development
       Board, Solid Waste Disposal Rev.
       (Champion International Corp.),
       7.75s, 2020                                      1,485      1,585,341
     Mobile, AL, Industrial Development
       Board, Dock & Wharf Rev. (Ideal
       Basic), 6.75s, 2004                                270        270,845
     Mobile, AL, Industrial Development
       Board, Dock & Wharf Rev. (Ideal
       Basic), 6.875s, 2009                             1,075      1,078,795
     Piedmont, AL, Industrial Development
       Board Rev. (Springs Industries),
       8.25s, 2010                                      1,000      1,088,810
     Tarrant City, AL, Industrial
       Development Board Rev. (Vulcan
       Materials Co.), 7.5s, 2011                       1,500      1,638,060
                                                              --------------
                                                                 $ 8,261,991
 --  -------------------------------------------------------  --------------
    Insured Health Care Revenue - 6.4%
     Alabama, Special Care Facilities
       Financing Authority, (Daughters of
       Charity), AMBAC, 5s, 2025                       $1,500    $ 1,322,760
     Huntsville, AL, Health Care Facilities
       Rev., MBIA, 6.375s, 2022                           850        887,511
     Lauderdale County & Florence, AL,
       (Eliza Coffee Memorial Hospital),
       MBIA, 5.75s, 2014                                1,000        992,050
     Montgomery, AL, Medical Clinic Board
       Rev. (Jackson Hospital & Clinic),
       AMBAC, 5.875s, 2016                              1,000      1,008,210
     University of Alabama, Hospital Rev.
       (Birmingham), MBIA, 5s, 2014                     1,500      1,387,275
                                                              --------------
                                                                 $ 5,597,806
 --  -------------------------------------------------------  --------------

-----------------------------------------------------------------------------
                                             Principal Amount
    Issuer                                     (000) Omitted)          Value
 --  -------------------------------------------------------  --------------
    Multi-Family Housing Revenue - 2.1%
     Alabama Housing Finance Authority,
       Multi-Family Residential Development
       Rev. (St. Jude), FHA, 7.25s, 2023               $1,415    $ 1,483,939
     Puerto Rico Housing Finance Corp.,
       Multi-Family Mortgage Rev., 7.5s,
       2015                                               355        372,512
                                                              --------------
                                                                 $ 1,856,451
 --  -------------------------------------- ----------------  --------------
    Sales and Excise Tax Revenue - 1.5%
     Alabama Mental Health Finance
       Authority, MBIA, 5.5s, 2015                     $1,300    $ 1,267,292
 --  -------------------------------------- ----------------  --------------
    Single Family Housing Revenue - 5.3%
     Alabama Housing Finance Authority,
       Single Family Mortgage Rev., 6.55s,
       2014                                            $2,465    $ 2,570,379
     Alabama Housing Finance Authority,
       Single Family Mortgage Rev., GNMA,
       7.4s, 2022                                         705        736,034
     Alabama Housing Finance Authority,
       Single Family Mortgage Rev., GNMA,
       7.5s, 2022                                         470        496,955
     Alabama Housing Finance Authority,
       Single Family Mortgage Rev., GNMA,
       7.6s, 2022                                         150        156,951
     Alabama Housing Finance Authority,
       Single Family Mortgage Rev., GNMA,
       7.75s, 2022                                        410        430,758
     Alabama Housing Finance Authority,
       Single Family Mortgage Rev., GNMA,
       7.9s, 2022                                         215        226,442
                                                              --------------
                                                                 $ 4,617,519
 --  -------------------------------------- ----------------  --------------
    Universities - 8.4%
     Alabama Agriculture & Mechanics
       University, MBIA, 5.75s, 2013                   $  500    $   501,785
     Alabama Agriculture & Mechanics
       University, MBIA, 5.5s, 2020                     2,545      2,462,516
     Alabama Board of Education Rev.,
       (Shelton State Community College),
       MBIA, 6s, 2014                                   1,000      1,039,910
     Homewood, AL, Educational Building
       Authority, Educational Facilities
       Rev. (Samford University), 6.5s,
       2016                                             1,000      1,045,090
     UAB Educational Foundation, AL,
       Student Housing Rev., 5.35s, 2019                1,630      1,517,237
     University of Southern Alabama,
       University Rev. (Tuition), AMBAC,
       5s, 2015                                           775        714,697
                                                              --------------
                                                                 $ 7,281,235
 --  -------------------------------------- ----------------  --------------
    Water and Sewer Utility Revenue - 14.0%
     Alabama Water Pollution Control
       Authority, 7.75s, 2012                          $  920    $   977,840
     Arab, AL, Waterworks Board, Water
       Rev., MBIA, 7.05s, 2016                          1,000      1,093,700
     Bessemer, AL, Water Rev., AMBAC,
       5.75s, 2026                                      1,000        995,820
     Birmingham, AL, Waterworks & Sewer
       Board Rev., 5.375s, 2020                         2,000      1,889,540
     Birmingham, AL, Waterworks & Sewer
       Board Rev., 5.5s, 2020                           1,000        960,620
     Fairview, AL, Governmental Utility
       Services, Corporate Water Rev. (East
       Cullman), 8s, 2020                               1,000      1,065,470
     Limestone County, AL, Water Authority
       Rev., FGIC, 7.7s, 2019                             900        960,579
     Limestone County, AL, Water Authority
       Rev., FGIC, 5.25s, 2020                          2,500      2,337,625

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
-----------------------------------------------------------------------------
                                             Principal Amount
    Issuer                                     (000) Omitted)          Value
 --  -------------------------------------------------------  --------------
    Water and Sewer Utility Revenue - continued
     Limestone County, AL, Water Authority
       Rev., FGIC, 5.5s, 2026                          $1,000    $   961,660
     Orange Beach, AL, Water & Sewer Rev.,
       AMBAC, 5.4s, 2020                                1,000        952,520
                                                              --------------
                                                                 $12,195,374
 --  -------------------------------------- ----------------  --------------
    Other - 2.4%
     Birmingham, AL, Downtown Redevelopment
       Authority, Social Security
       Administration Building Rev., 0s,
       2010                                            $2,985    $ 2,124,126
 --  -------------------------------------- ----------------  --------------
Total Municipal Bonds (Identified Cost, $80,688,773)             $85,152,187
 ------------------------------------------------------------ --------------

Floating Rate Demand Notes - 0.3%
-----------------------------------------------------------------------------
Phenix City, AL, Environmental
  Improvement Rev., due 10/01/25                       $  200    $   200,000
Phenix City, AL, Environmental
  Improvement Rev. (Mead Coated Board), due
  6/01/28                                                 100        100,000
 -----------------------------------------------------------  --------------
Total Floating Rate Demand Notes, at Identified Cost             $   300,000
 ------------------------------------------------------------ --------------
Total Investments (Identified Cost, $80,988,773)                 $85,452,187

Other Assets, Less Liabilities - 1.8%                              1,550,597
-----------------------------------------------------------------------------
Net Assets - 100.0%                                              $87,002,784
 ------------------------------------------------------------ --------------
See portfolio footnotes and notes to financial statements


MFS ARKANSAS MUNICIPAL BOND FUND

Municipal Bonds - 98.9%
-----------------------------------------------------------------------------
                                              Principal Amount
    Issuer                                       (000 Omitted)           Value
 --  --------------------------------------- -----------------  ---------------
    General Obligation - 4.4%
     Arkansas College Savings, "A", 0s, 2009            $1,146     $   558,331
     Arkansas College Savings, "A", 0s, 2015             2,575         863,655
     Arkansas College Savings, "B", 0s, 2012             1,200         483,420
     Arkansas College Savings, "B", 0s, 2013             1,000         383,240
     Arkansas College Savings, "B", 0s, 2014             1,150         412,505
     Arkansas College Savings, "B", 0s, 2015             1,600         536,640
     Arkansas Waste Disposal & Pollution
       Control Rev., 6.25s, 2020                         1,000       1,041,900
     Mississippi County, AR, Community
       College District, AMBAC, 6s, 2018                 1,000       1,030,830
     Puerto Rico Aqueduct & Sewer Authority
       Rev., 5s, 2015                                    1,000         916,520
     Puerto Rico Public Improvements Rev.,
       5.25s, 2018                                       1,000         934,690
                                                                ---------------
                                                                   $ 7,161,731
 --  --------------------------------------  -----------------  ---------------
    State and Local Appropriation - 4.1%
     Arkansas Development Finance
       Authority, Correctional Facilities
       Rev., MBIA, 7.125s, 2010                         $2,000     $ 2,187,140
     Arkansas Development Finance
       Authority, Local Government Rev.,
       7.1s, 2008                                        2,440       2,631,199
     Puerto Rico Public Buildings
       Authority, Education & Health Rev.,
       6.285s, 2016S.                                    2,000       1,845,240
                                                                ---------------
                                                                   $ 6,663,579
 --  --------------------------------------  -----------------  ---------------
    Refunded and Special Obligations - 14.8%
     Arkansas Development Finance
       Authority, Water & Sewer Rev., MBIA,
       7s, 2001                                         $2,900     $ 3,212,214
     Arkansas Development Finance
       Authority, Water & Sewer Rev., MBIA,
       6.4s, 2002                                        2,000       2,182,500
     Arkansas Housing Development Agency,
       Single Family Mortgage Rev., ETM,
       8.375s, 2010                                        800         970,800

-----------------------------------------------------------------------------
                                              Principal Amount
    Issuer                                       (000 Omitted)           Value
 --  --------------------------------------- -----------------  ---------------
    Refunded and Special Obligations - continued
     Arkansas Housing Development Agency,
       Single Family Mortgage Rev., ETM,
       8.375s, 2011                                    $ 1,000     $ 1,251,470
     Arkansas Waste Disposal & Pollution
       Control Rev., 6.25s, 2002                         4,000       4,308,600
     Arkansas Water Resources Development
       Authority, 6.375s, 2002                           1,000       1,048,520
     Beaver, AR, Water District, Benton &
       Washington Counties, Water Rev.,
       6.625s, 1999                                        500         540,010
     Beaver, AR, Water District, Benton &
       Washington Counties, Water Rev.,
       6.75s, 1999                                       1,750       1,896,317
     Harrison, AR, Residential Housing
       Facilities Board, Single Family
       Mortgage Rev., FGIC, ETM, 7.4s, 2011              4,000       4,584,280
     Puerto Rico Aqueduct & Sewer Authority
       Rev., 7.875s, 1998                                1,000       1,083,230
     Puerto Rico Public Buildings
       Authority, Education & Health Rev.,
       7.125s, 1998                                      1,500       1,599,090
     Sherwood, AR, Residential Housing
       Facilities Board, Single Family
       Mortgage Rev., MBIA, 7.5s, 2010                   1,250       1,476,738
                                                                ---------------
                                                                   $24,153,769
 --  --------------------------------------  -----------------  ---------------
    Electric and Gas Utility Revenue - 14.3%
     Jefferson County, AR, Pollution
       Control Rev. (Arkansas Electric
       Cooperative), 6.125s, 2008                      $ 2,000     $ 2,007,780
     Jefferson County, AR, Pollution
       Control Rev. (Arkansas Power & Light
       Co.), 6.3s, 2018                                  1,050       1,070,874
     North Little Rock, AR, Electric Rev.,
       MBIA, 6.5s, 2010                                  2,000       2,212,920
     North Little Rock, AR, Electric Rev.,
       MBIA, 6.5s, 2010                                  1,000       1,081,020
     North Little Rock, AR, Electric Rev.,
       MBIA, 6.5s, 2015                                  6,000       6,665,700
     Pope County, AR, Solid Waste Disposal
       Rev. (Arkansas Power & Light Co.),
       8s, 2020                                          1,780       1,972,133
     Pope County, AR, Solid Waste Disposal
       Rev. (Arkansas Power & Light Co.),
       FSA, 8s, 2021                                     3,000       3,353,070
     Puerto Rico Telephone Authority Rev.,
       AMBAC, 5.59s, 2004S.                              4,000       3,720,840
     West Memphis, AR, Public Utility
       Systems Rev., MBIA, 6.6s, 2009                    1,250       1,332,550
                                                                ---------------
                                                                   $23,416,887
 --  --------------------------------------  -----------------  ---------------
    Health Care Revenue - 7.4%
     Baxter County, AR, Hospital Rev.,
       7.5s, 2021###                                   $ 3,145     $ 3,356,281
     Little Rock, AR, Health Facilities
       Board, Hospital Rev., 6.9s, 2009                  1,400       1,540,280
     Little Rock, AR, Health Facilities
       Board, Hospital Rev., 7s, 2017                    3,250       3,453,190
     Pulaski County, AR, Hospital Rev.
       (Arkansas Children's Project),
       6.15s, 2017                                       3,700       3,729,156
                                                                ---------------
                                                                   $12,078,907
 --  --------------------------------------  -----------------  ---------------
    Industrial Revenue (Corporate Guarantee) - 10.1%
     Blytheville, AR, Solid Waste Recycling
       & Sewerage Treatment Rev. (Nucor
       Corp.), 6.9s, 2021                              $ 4,000     $ 4,224,960

    Industrial Revenue (Corporate Guarantee) - continued
     Blytheville, AR, Solid Waste Recycling
       & Sewerage Treatment Rev. (Nucor
       Corp.), 6.375s, 2023                            $ 7,195     $ 7,354,297
     Camden, AR, Environmental Improvement
       Rev. (International Paper), 7.625s,
       2018                                              1,000       1,118,820
     Jonesboro, AR, Industrial Development
       Rev. (Anheuser-Busch Co.), 6.5s,
       2012###                                           3,500       3,775,975
                                                                ---------------
                                                                   $16,474,052
 --  --------------------------------------  -----------------  ---------------
    Insured Health Care Revenue - 8.1%
     Arkansas Development Finance
       Authority, Health Facilities Rev.
       (Sisters of Mercy), MBIA, 5s, 2013              $ 6,340     $ 5,890,431
     Arkansas Development Finance
       Authority, Health Facilities Rev.
       (Sisters of Mercy), MBIA, 5s, 2019                5,500       4,973,815
     Independence County, AR, Housing
       Education Financing Authority Rev.
       (White River), FSA, 5.5s, 2009                    1,350       1,337,269
     Pulaski County, AR, Health Facilities
       Board Rev. (Sisters of Charity),
       MBIA, 6s, 2012                                    1,000       1,028,320
                                                                ---------------
                                                                   $13,229,835
 --  --------------------------------------  -----------------  ---------------
    Multi-Family Housing Revenue - 0.3%
     West Memphis, AR, Public Facilities
       Board Mortgage Rev., AMBAC, 0s, 2011            $ 1,090     $   440,197
 --  --------------------------------------  -----------------  ---------------
    Sales and Excise Tax Revenue - 3.5%
     Little Rock, AR, Hotel & Restaurant
       Gross Receipts Tax Rev., 7.375s,
       2015                                            $ 4,790     $ 5,634,860
 --  --------------------------------------  -----------------  ---------------
    Single Family Housing Revenue - 16.0%
     Arkansas Development Finance
       Authority, Single Family Mortgage
       Rev., 0s, 2011                                  $ 5,000     $ 1,723,450
     Arkansas Development Finance
       Authority, Single Family Mortgage
       Rev., GNMA, 7.4s, 2023                            1,405       1,466,890
     Arkansas Development Finance
       Authority, Single Family Mortgage
       Rev., GNMA, 7.45s, 2027                           1,710       1,841,910
     Arkansas Development Finance
       Authority, Single Family Mortgage
       Rev., GNMA, FNMA, 6.7s, 2027                      3,000       3,058,920
     Arkansas Housing Development Agency,
       Residential Mortgage Rev., 0s, 2015              25,525       3,491,054
     Jefferson County, AR, Health Care &
       Residential Facilities Board, 7.25s,
       2011                                              1,000       1,037,990
     Lonoke County, AR, Residential Housing
       Facilities Board, 7.375s, 2011                      295         303,388
     Lonoke County, AR, Residential Housing
       Facilities Board, 7.9s, 2011                        987       1,070,612
     Mississippi County, AR, Public
       Facilities Board, Mortgage Rev.,
       7.2s, 2010                                        1,295       1,418,957
     North Little Rock, AR, Residential
       Housing Facilities Board, 0s, 2010               21,925       8,736,674
     Pulaski County, AR, Public Facilities
       Board Rev., 0s, 2014                              2,750         847,715
     Saline County, AR, Residential Housing
       Facilities Board, 7.875s, 2011                    1,105       1,175,234
                                                                ---------------
                                                                   $26,172,794
 --  --------------------------------------  -----------------  ---------------
    Student Loan Revenue - 2.7%
     Arkansas Student Loan Authority Rev.,
       7.15s, 2002                                     $   835     $   886,144
     Arkansas Student Loan Authority Rev.,
       6.75s, 2006                                       1,500       1,542,180

-----------------------------------------------------------------------------
                                              Principal Amount
    Issuer                                       (000 Omitted)           Value
 --  --------------------------------------- -----------------  ---------------
    Student Loan Revenue - continued
     Arkansas Student Loan Authority Rev.,
       6.25s, 2010                                      $2,000    $  1,994,780
                                                                ---------------
                                                                  $  4,423,104
 --  --------------------------------------  -----------------  ---------------
    Universities - 2.6%
     Conway, AR, Public Facilities Bond
       Rev. (Hendrix College), 5.85s, 2016              $1,000    $  1,005,770
     University of Arkansas, University
       Rev., 7.2s, 2010                                  2,500       2,784,775
     University of Arkansas, University
       Rev., 6.625s, 2012                                  500         526,210
                                                                ---------------
                                                                  $  4,316,755
 --  --------------------------------------  -----------------  ---------------
    Water and Sewer Utility Revenue - 10.0%
     Arkansas Development Finance
       Authority, Water & Sewer Rev., MBIA,
       5s, 2012                                         $1,000    $    940,480
     Arkansas Development Finance
       Authority, Water & Sewer Rev., MBIA,
       5s, 2015                                          2,000       1,870,500
     Arkansas Water Resources Development
       Authority, 6.375s, 2021                           1,000       1,050,540
     Beaver, AR, Water District, Benton &
       Washington Counties, Water & Sewer
       Rev., MBIA, 5.85s, 2008                           2,000       2,057,200
     Fort Smith, AR, Water & Sewer Rev.,
       MBIA, 6s, 2012                                    2,250       2,341,733
     Russellville, AR, Water Systems Rev.,
       AMBAC, 6.25s, 2012                                2,365       2,479,773
     South Sebastian County, AR, Water
       Users Association, 5.95s, 2013                    2,425       2,442,921
     South Sebastian County, AR, Water
       Users Association, 6.15s, 2023                    1,000       1,020,530
     Texarkana, AR, Public Facilities
       Board, Waterworks Facilities Rev.,
       MBIA, 7s, 2007                                    2,000       2,079,140
                                                                ---------------
                                                                  $ 16,282,817
 --  --------------------------------------  -----------------  ---------------
    Other - 0.6%
     Little Rock, AR, Wastewater & Sewer
       Rev., 5.8s, 2016                                 $1,000    $  1,010,130
 --  --------------------------------------  -----------------  ---------------
Total Investments (Identified Cost, $155,437,353)                 $161,459,417

Other Assets, Less Liabilities - 1.1%                                1,812,814
-----------------------------------------------------------------------------
Net Assets - 100.0%                                               $163,272,231
 -------------------------------------------------------------  ---------------
See portfolio footnotes and notes to financial statements


MFS CALIFORNIA MUNICIPAL BOND FUND

Municipal Bonds - 97.0%
-----------------------------------------------------------------------------
                                              Principal Amount
    Issuer                                       (000 Omitted)           Value
 --  --------------------------------------- -----------------  ---------------
    General Obligation - 10.2%
     Baldwin Park, CA, Unified School
       District, Capital Appreciation,
       FGIC, 0s, 2017                                  $ 1,255     $   371,505
     Cabrillo, CA, Unified School District,
       Capital Appreciation, AMBAC, 0s,
       2019                                              2,000         520,840
     Castaic, CA, Unified School District,
       Capital Appreciation, FGIC, 0s, 2019             10,000       2,566,000
     Clovis, CA, Unified School District,
       Capital Appreciation, FGIC, 0s, 2008              1,765         920,448
     Escondido, CA, Unified School
       District, Capital Appreciation,
       MBIA, 0s, 2014                                    2,500         861,525
     Palo Alto, CA, Unified School
       District, Capital Appreciation,
       5.375s, 2018                                      5,000       4,852,450

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
-----------------------------------------------------------------------------
                                              Principal Amount
    Issuer                                       (000 Omitted)           Value
 --  --------------------------------------- -----------------  ---------------
    General Obligation - continued
     Palos Verdes, CA, Library District,
       6.7s, 2016                                      $ 1,250     $ 1,319,987
     Roseville, CA, Joint Unified School
       District, FGIC, 0s, 2020                          4,000         991,680
     State of California, 0s, 2009                       3,100       1,511,715
     State of California, 10s, 2007                      1,055       1,464,773
     State of California, 6.5s, 2010###                  1,235       1,360,970
     State of California, AMBAC, 7.2s, 2008              1,600       1,863,200
     State of California, AMBAC, 6.3s, 2010              6,000       6,540,180
     State of California, AMBAC, 7s, 2010                2,000       2,317,520
     Sulphur Springs, CA, Unified School
       District, Capital Appreciation,
       MBIA, 0s, 2016                                    2,215         691,811
     Walnut Valley, CA, Unified School
       District, Capital Appreciation,
       AMBAC, 6s, 2011                                   1,600       1,684,896
                                                                ---------------
                                                                   $29,839,500
 --  --------------------------------------  -----------------  ---------------
    State and Local Appropriation - 13.1%
     Banning, CA, Water System Improvement
       Rev., Certificates of Participation,
       AMBAC, 8s, 2019                                 $ 1,000     $ 1,292,580
     California Public Works Board Lease
       Rev. (Department of Corrections,
       State Prison), 7.4s, 2010                         5,000       5,797,000
     California Public Works Board Lease
       Rev. (Secretary of State), 6.75s,
       2012                                              3,200       3,378,304
     Fortuna, Parlier & Susanville, CA,
       Certificates of Participation,
       7.375s, 2017                                        930         968,632
     Grossmont, CA, Union High School
       District, Certificates of
       Participation, MBIA, 0s, 2006                     6,000       3,488,820
     Los Angeles, CA, Convention &
       Exhibition Center Authority,
       Certificates of Participation,
       AMBAC, 0s, 2005###                                2,400       1,511,520
     Pasadena, CA, Certificates of
       Participation (Old Pasadena Parking
       Facilities), 6.25s, 2018                          3,460       3,613,728
     Pomona, CA, Public Financing
       Authority, Lease Rev., 6.25s, 2010                4,020       4,109,204
     Riverside County, CA, Asset Leasing
       Corp., 6.25s, 2019                                1,210       1,212,795
     San Francisco, CA, City & County
       Redevelopment Agency, Agency Lease
       Rev. (George R. Moscone Convention),
       5.5s, 2018                                        5,000       4,680,250
     San Joaquin County, CA, Certificates
       of Participation, (General
       Hospital), 6.625s, 2020                           4,235       4,328,424
     Tulare County, CA, Certificates
       Participation (Capital Improvements
       Program), MBIA, 6s, 2016                          1,000       1,022,670
     Visalia, CA, Utility Systems
       Department, Certificates of
       Participation, MBIA, 0s, 2005                     4,655       2,887,171
                                                                ---------------
                                                                   $38,291,098
 --  --------------------------------------  -----------------  ---------------
    Refunded and Special Obligations - 15.7%
     California Educational Facilities
       Authority Rev. (St. Mary's College),
       7.5s, 2000                                      $ 1,000     $ 1,129,230
     California Health Facilities Financing
       Authority Rev. (AIDS Hospice
       Foundation), 7.15s, 2000                          3,040       3,337,829
     California Health Facilities Financing
       Authority Rev., AMBAC, 7.625s, 1998               1,205       1,308,979

-----------------------------------------------------------------------------
                                              Principal Amount
    Issuer                                       (000 Omitted)           Value
 --  --------------------------------------- -----------------  ---------------
    Refunded and Special Obligations - continued
     California Health Facilities Financing
       Authority Rev. (Brookside Hospital),
       8.1s, 1997                                      $ 1,000     $ 1,064,690
     California Health Facilities Financing
       Authority Rev. (St. Joseph's Health
       System), 6.9s, 1999                               1,000       1,084,330
     California Health Facilities Financing
       Authority Rev. (St. Joseph's
       Hospital), 6.75s, 2001                            2,710       3,005,363
     California Health Facilities Financing
       Authority Rev. (Valley Memorial
       Hospital), 7.9s, 1997                               500         521,955
     Concord, CA, Redevelopment Agency
       Rev., Tax Allocation, BIGI, 8s, 1998                370         401,239
     Concord, CA, Redevelopment Agency
       Rev., Tax Allocation, BIGI, 8s, 1998                 40          43,377
     Corona, CA, Certificates of
       Participation (Corona Community
       Hospital), 8s, 1998                                 585         706,499
     Hemet Valley, CA, Hospital District
       Rev. (Moreno Valley Regional Medical
       Center), 8.25s, 1998                              4,380       4,760,271
     Los Angeles, CA, Convention &
       Exhibition Center Authority,
       Certificates of Participation, 9s,
       2005                                              1,900       2,461,051
     Los Angeles, CA, Department of Water &
       Power, Electric Plant Rev., 7.9s,
       1998                                              1,000       1,076,990
     Los Angeles, CA, Wastewater System
       Rev., 8.125s, 1997                                2,500       2,663,775
     Los Angeles, CA, Wastewater System
       Rev., 6.8s, 1999                                    500         540,665
     Los Angeles County, CA, Redevelopment
       Agency Rev., Tax Allocation, MBIA,
       ETM, 0s, 2013                                     3,380       1,229,340
     Mojave, CA, Water Agency Rev. (Morongo
       Basin), 6.6s, 2002                                1,400       1,564,808
     Northern California Power Agency,
       Public Power Rev. (Hydro-Electric),
       8s, 1998                                            290         309,076
     Oakland, CA, Redevelopment Agency
       Rev., Certificates of Participation,
       AMBAC, 8.125s, 1997                                 750         781,215
     Pomona, CA, Public Financing Authority
       Rev., 7.875s, 2000                                7,155       8,162,782
     Pomona, CA, Single Family Mortgage
       Rev., GNMA, ETM, 7.5s, 2000                       2,000       2,457,020
     Pomona, CA, Single Family Mortgage
       Rev., GNMA, FNMA, ETM, 7.375s, 2010               2,000       2,335,820
     Sacramento, CA, Municipal Utility
       District, Electric Rev., 7.875s,
       1998                                              2,500       2,718,825
     Tracy, CA, Hospital Rev., Certificates
       of Participation (Tracy Community
       Memorial Hospital), 8.625s, 1997                  2,000       2,063,600
                                                                ---------------
                                                                   $45,728,729
 --  --------------------------------------  -----------------  ---------------
    Airport and Port Revenue - 5.7%
     Long Beach, CA, Harbor Department
       Rev., MBIA, 5.375s, 2020                        $ 5,000     $ 4,715,800
     Long Beach, CA, Harbor Department
       Rev., 5.25s, 2025                                 5,000       4,585,550
     Los Angeles, CA, Harbor Department
       Rev., 6.625s, 2025                                2,000       2,116,680
     Port Oakland, CA, Port Rev., MBIA,
       6.5s, 2016                                        1,000       1,052,550

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
-----------------------------------------------------------------------------
                                              Principal Amount
    Issuer                                       (000 Omitted)           Value
 --  --------------------------------------- -----------------  ---------------
    Airport and Port Revenue - continued
     San Francisco, CA, City & County
       Airports Commission, International
       Airport Rev., FGIC, 6.5s, 2019                  $ 4,000     $ 4,240,560
                                                                ---------------
                                                                   $16,711,140
 --  --------------------------------------  -----------------  ---------------
    Electric and Gas Utility Revenue - 8.4%
     California Pollution Control Financing
       Authority Rev., (Pacific Gas &
       Electric Co.), 6.625s, 2009                     $ 1,000     $ 1,061,820
     California Pollution Control Financing
       Authority Rev., (San Diego Gas &
       Electric Co.), 5.9s, 2014                         4,020       4,130,027
     Los Angeles, CA, Department of Water &
       Power, Electric Plant Rev., 7.25s,
       2030                                              1,000       1,105,650
     Los Angeles, CA, Department of Water &
       Power, Electric Plant Rev., 7.1s,
       2031                                              1,050       1,160,376
     M-S-R Public Power Agency, CA, (San
       Juan), MBIA, 6.75s, 2020                          3,000       3,463,380
     Modesto, CA, Irrigation District,
       Cetificates of Participation (Geyser
       Geothermal Power), 5s, 2017                       4,300       3,752,610
     Southern California Public Power
       Authority, Transmission Project
       Rev., 0s, 2005                                    8,000       5,048,960
     Southern California Public Power
       Authority, Transmission Project Rev.
       (Palo Verde), AMBAC, 0s, 2014                    13,000       4,648,540
                                                                ---------------
                                                                   $24,371,363
 --  --------------------------------------  -----------------  ---------------
    Health Care Revenue - 1.9%
     California Health Facilities Financing
       Authority (Kaiser Permanente), 7s,
       2018                                            $ 1,000     $ 1,060,170
     California Statewide Community
       Development Authority, Certificates
       of Participation (St. Joseph's
       Health Systems Group), 6.625s, 2021               4,205       4,446,241
                                                                ---------------
                                                                   $ 5,506,411
 --  --------------------------------------  -----------------  ---------------
    Industrial Revenue (Corporate Guarantee) - 0.4%
     California Pollution Control Financing
       Authority Rev. (Frito-Lay, Inc.),
       6.375s, 2004                                    $ 1,025     $ 1,095,284
 --  --------------------------------------  -----------------  ---------------
    Insured Health Care Revenue - 8.0%
     Apple Valley, CA, Hospital Rev.,
       Certificates of Participation (St.
       Mary's Hospital), 6.75s, 2012###                $ 4,880     $ 5,074,810
     California Health Facilities Financing
       Authority (American Baptist Homes
       West), 7.65s, 2014                                4,420       4,654,304
     California Health Facilities Financing
       Authority (Sutter), MBIA, 7s, 2009                1,000       1,060,640
     California Health Facilities Financing
       Authority (UniHealth), AMBAC,
       7.625s, 2015                                         45          48,155
     California Statewide Community
       Development Authority, Certificates
       of Participation, Development
       Authority Rev. (Triad), 0s, 2007                  6,645       3,322,899
     California Statewide Community
       Development Authority, Certificates
       of Participation, Development
       Authority Rev. (Triad), 0s, 2008                  6,345       2,959,371

-----------------------------------------------------------------------------
                                              Principal Amount
    Issuer                                       (000 Omitted)           Value
 --  --------------------------------------- -----------------  ---------------
    Insured Health Care Revenue - continued
     California Statewide Community
       Development Authority, Certificates
       of Participation, Development
       Authority Rev. (United Western
       Medical Ctrs), 6.75s, 2021                      $ 3,000    $  3,130,650
     Desert Hospital District, CA, Insured
       Hospital Rev., Certificates of
       Participation (Desert Hospital
       Corp.), FSA, MVRIC 9.014s, 2020++++               3,000       3,179,100
                                                                ---------------
                                                                  $ 23,429,929
 --  --------------------------------------  -----------------  ---------------
    Multi-Family Housing Revenue - 6.0%
     California Housing Finance Agency
       (Multi-Unit Rental Housing), 6.7s,
       2015###                                         $ 2,750    $  2,861,650
     Palmdale, CA, Multi-Family Housing
       Rev. (Vln Green), FNMA, 7.375s, 2024              1,000       1,064,090
     Thousand Oaks, CA, Redevelopment
       Agency, Housing Rev., 7s, 2021                    8,900       9,194,857
     Yolo County, CA, Housing Authority
       Mortgage Rev. (Walnut Park
       Apartments), FHA, 7.2s, 2033                      4,150       4,383,313
                                                                ---------------
                                                                  $ 17,503,910
 --  --------------------------------------  -----------------  ---------------
    Sales and Excise Tax Revenue - 1.7%
     Los Angeles County, CA, Metropolitan
       Transportation Authority Rev.,
       AMBAC, 5s, 2025                                 $ 5,400    $  4,854,384
 --  --------------------------------------  -----------------  ---------------
    Single Family Housing Revenue - 0.7%
     California Housing Finance Agency,
       7.75s, 2010                                     $ 1,210    $  1,280,991
     Riverside, CA, Single Family Mortgage
       Rev., 0s, 2014                                    1,349         193,933
     San Bernardino County, CA, Single
       Family Mortgage Rev., GNMA, 7.65s,
       2023                                                225         233,595
     Santa Ana, CA, Home Mortgage Rev.,
       FGIC, 8.875s, 2017                                    5           5,116
     Southern California Home Finance
       Authority, Single Family Mortgage
       Rev., GNMA, 7.625s, 2023                            250         263,292
                                                                ---------------
                                                                  $  1,976,927
 --  --------------------------------------  -----------------  ---------------
    Special Assessment District - 5.0%
     Anaheim, CA, Public Finance Authority
       Rev., Tax Allocation (Alpha), MBIA,
       0s, 2005                                        $ 3,210    $  1,990,938
     Brea, CA, Public Finance Authority
       Rev., Tax Allocation, MBIA, 0s, 2005              2,235       1,416,543
     Brea, CA, Public Finance Authority
       Rev., Tax Allocation, MBIA, 0s, 2006              3,415       2,036,091
     Chico, CA, Public Finance Authority
       Rev. (Southeast Chico
       Redevelopment), FGIC, 6.625s, 2021                1,735       1,847,220
     Concord, CA, Redevelopment Agency
       Rev., Tax Allocation, BIGI, 8s, 2018                 40          43,052
     Coronado, CA, Community Development
       Agency, Tax Allocation Rev., FSA,
       5.5s, 2022                                        2,500       2,426,150
     Pittsburgh, CA, Redevelopment Agency
       Rev., Tax Allocation (Los Medanos
       Community Development), FGIC, 5.5s,
       2015                                              2,250       2,205,585
     Rancho Cucamonga, CA, Redevelopment
       Agency Rev., Tax Allocation, MBIA,
       5.25s, 2026                                       1,000         926,350

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
-----------------------------------------------------------------------------
                                              Principal Amount
    Issuer                                       (000 Omitted)           Value
 --  --------------------------------------- -----------------  ---------------
    Special Assessment District - continued
     Walnut Valley, CA, Public Finance
       Authority Rev. (Walnut Improvement)
       MBIA, 0s, 2007                                  $ 1,150    $    637,468
     Walnut Valley, CA, Public Finance
       Authority Rev. (Walnut Improvement)
       MBIA, 0s, 2008                                    1,125         583,999
     Walnut Valley, CA, Public Finance
       Authority Rev. (Walnut Improvement)
       MBIA, 0s, 2009                                    1,175         570,110
                                                                ---------------
                                                                  $ 14,683,506
 --  --------------------------------------  -----------------  ---------------
    Turnpike Revenue - 1.8%
     Foothill, CA, Eastern Transportation
       Corridor Agency, 0s, 2011                       $ 5,000    $  3,088,700
     Foothill, CA, Eastern Transportation
       Corridor Agency, 0s, 2020                        10,000       2,139,100
                                                                ---------------
                                                                  $  5,227,800
 --  --------------------------------------  -----------------  ---------------
    Universities - 2.4%
     California Education Facilities
       Authority Rev. (Pooled College &
       University Projects), 6s, 2012                  $ 1,400    $  1,354,150
     California State University Housing
       System Rev., 6.75s, 2010                          1,705       1,842,781
     California State University Housing
       System Rev., 6.75s, 2011                          3,570       3,858,492
                                                                ---------------
                                                                  $  7,055,423
 --  --------------------------------------  -----------------  ---------------
    Water and Sewer Utility Revenue - 12.7%
     Big Bear Lake, CA, Water Rev., MBIA,
       6s, 2022                                        $ 1,750    $  1,839,775
     Burbank, CA, Wastewater Treatment Rev,
       FGIC, 5.5s, 2025                                  2,000       1,938,420
     California Department of Water
       Resources, Water Systems Rev.
       (Central Valley), 7s, 2012                        1,495       1,732,795
     California Department of Water
       Resources, Water Systems Rev.
       (Central Valley), 5.25s, 2024                     4,670       4,358,417
     Contra Costa, CA, Water District Rev.,
       MBIA, 5.5s, 2019                                  7,000       6,848,170
     Contra Costa, CA, Water District Rev.,
       MBIA, 5s, 2024                                    1,000         906,580
     Fairfield-Suisun, CA, Sewer District
       Rev., MBIA, 0s, 2006                              2,080       1,250,663
     Metropolitan Water District, Linked
       Savers, RIBS, 5.75s, 2018                        10,000       9,912,200
     Metropolitan Water District,
       Waterworks Rev., 5s, 2020                         7,000       6,256,880
     Redding, CA, Wastewater Rev., FGIC,
       5.5s, 2018                                        1,500       1,467,900
     San Francisco, CA, Public Utility
       Systems Commission, Capital
       Appreciation Rev., 0s, 2019                       2,100         531,636
                                                                ---------------
                                                                  $ 37,043,436
 --  --------------------------------------  -----------------  ---------------
    Other - 3.3%
     California Public Capital Improvements
       Financing Authority Rev., BIGI,
       8.1s, 2018                                      $ 1,890    $  2,000,603
     Los Angeles County, CA, Public Works
       Rev., MBIA, 5.25s, 2014                           2,240       2,134,518
     San Francisco, CA, Bay Transportation
       Tax Rev., FGIC, 5.5s, 2020                        3,500       3,409,245
     South Coast, CA, Air Quality
       Management District Rev. (District
       Building Corp.), AMBAC, 0s, 2005                  3,480       2,196,159
                                                                ---------------
                                                                  $  9,740,525
 --  --------------------------------------  -----------------  ---------------
Total Municipal Bonds (Identified Cost, $267,765,237)             $283,059,365
 -------------------------------------------------------------  ---------------

Floating Rate Demand Notes - 0.6%
-----------------------------------------------------------------------------
                                          Principal Amount
Issuer                                     (000) Omitted)        Value
 ------------------------------- -------- ----------------  ---------------
California Health Facilities Financing
  Authority Rev., Various Rate (St.
  Joseph's Health Systems), "A", due
  7/13/01                                      $1,105        $  1,105,000
California Pollution Control Financing
  Authority, Pollution Control Rev.
  (Shell Oil), due 10/01/08                       100             100,000
California Pollution Control Financing
  Authority, Pollution Control Rev.
  (Shell Oil), due 10/01/09                       300             300,000
California Pollution Control Financing
  Authority, Pollution Control Rev.
  (Shell Oil), due 10/01/11                       200             200,000
----------------------------------------- ----------------  ---------------
Total Floating Rate Demand Notes, at Identified Cost         $  1,705,000
----------------------------------------------------------  ---------------

Rights - 0.1%
-----------------------------------------------------------------------------
Issuer
----------------------------------------- ----------------  ---------------
State of New Jersey, "D", due 2003             $    2        $    232,900
----------------------------------------- ----------------  ---------------
Total Rights (Identified Cost, $255,000)                     $    232,900
----------------------------------------------------------  ---------------
Total Investments (Identified Cost, $269,725,237)            $284,997,265

Other Assets, Less Liabilities - 2.3%                           6,812,073
-----------------------------------------------------------------------------
Net Assets - 100.0%                                          $291,809,338
----------------------------------------------------------  ---------------
See portfolio footnotes and notes to financial statements


MFS FLORIDA MUNICIPAL BOND FUND

Municipal Bonds - 96.6%
-----------------------------------------------------------------------------
                                              Principal Amount
    Issuer                                       (000 Omitted)          Value
 --  --------------------------------------- -----------------  --------------
    General Obligation - 9.7%
     Florida Board of Education
       Administration, Capital Outlay,
       9.125s, 2014###                                  $2,600    $ 3,638,388
     Palm Beach County, FL, 6.5s, 2010                   2,000      2,189,960
     State of Florida, 6.4s, 2022                        2,000      2,139,900
     State of Florida, Expressway
       Authority, 9.875s, 2009                           1,100      1,555,268
                                                                --------------
                                                                  $ 9,523,516
 --  --------------------------------------  -----------------  --------------
    State and Local Appropriation - 3.3%
     Bay County, FL, School Board,
       Certificates of Participation,
       AMBAC, 6.75s, 2012###                            $1,000    $ 1,114,050
     Palm Beach County, FL, School Board,
       AMBAC, 6.375s, 2015                               2,000      2,118,760
                                                                --------------
                                                                  $ 3,232,810
 --  --------------------------------------  -----------------  --------------
    Refunded and Special Obligations - 9.8%
     Brevard County, FL, Health Facilities
       Authority Rev. (Wuesthoff Memorial),
       MBIA, 7.2s, 2002                                 $1,000    $ 1,137,920
     Broward County, FL, School District
       (UT), FSA, 7.125s, 1999                             250        270,233
     Charlotte County, FL, Utility Systems
       Rev., FGIC, 6.875s, 2003###                         500        569,805
     Florida Board of Education
       Administration, Capital Outlay,
       7.25s, 2000                                         510        565,478
     Florida Board of Education
       Administration, Capital Outlay, ETM,
       9.125s, 2014                                        400        559,120
     Florida Turnpike Authority Rev. (Fitch
       Light), AMBAC, 7.125s, 2001                       1,250      1,403,188

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
-----------------------------------------------------------------------------
                                              Principal Amount
    Issuer                                       (000 Omitted)          Value
 --  --------------------------------------- -----------------  --------------
    Refunded and Special Obligations - continued
     Gainesville, FL, Utility Systems Rev.,
       AMBAC, 7.25s, 1998                               $  500    $   538,585
     Hillsborough County, FL, Capital
       Improvement Rev. (County Center),
       6.75s, 2002                                       1,500      1,668,030
     Orange County, FL, Tourist Development
       Tax Rev., AMBAC, 7.25s, 2000                        500        558,130
     Puerto Rico Electric Power Authority
       Rev., 7s, 2001                                      240        269,239
     Puerto Rico Highway & Transportation
       Authority Rev., 6.625s, 2002                        100        111,266
     Puerto Rico Highway & Transportation
       Authority Rev., 6.625s, 2002                      1,000      1,112,660
     Puerto Rico Public Buildings Authority
       Rev., Guaranteed Public Education &
       Health Facilities Rev., 6.875s, 2002                740        832,618
                                                                --------------
                                                                  $ 9,596,272
 --  --------------------------------------  -----------------  --------------
    Airport and Port Revenue - 6.1%
     Dade County, FL, Aviation Authority
       Rev., MBIA, 6.6s, 2022                           $1,000    $ 1,066,410
     Hillsborough County, FL, Aviation
       Authority Rev. (Delta), 6.8s, 2024                1,500      1,542,735
     Hillsborough County, FL, Aviation
       Authority Rev. (Tampa International
       Airport), FGIC, 5.875s, 2015                        750        756,810
     Hillsborough County, FL, Aviation
       Authority Rev. (USAir), 8.6s, 2022                2,400      2,600,760
                                                                --------------
                                                                  $ 5,966,715
 --  --------------------------------------  -----------------  --------------
    Electric and Gas Utility Revenue - 26.5%
     Escambia County, FL, Utility Systems
       Rev., FGIC, 0s, 2015                             $2,000    $   700,940
     Escambia County, FL, Utility Systems
       Rev., FGIC, 6.25s, 2015                           1,500      1,622,805
     Hillsborough County, FL, Industrial
       Development Authority, Pollution
       Control Rev. (Tampa Electric Co.),
       8s, 2022                                          3,000      3,479,610
     Jacksonville, FL, Electric Authority
       Rev. (St. Johns River Power), 0s,
       2010                                              4,995      2,277,870
     Lakeland, FL, Electricity and Water
       Rev., Capital Appreciation, 0s, 2011              5,000      2,130,750
     Lakeland, FL, Electricity and Water
       Rev., Capital Appreciation, 0s, 2012              3,000      1,194,690
     Martin County, FL, Industrial
       Development Authority Rev.
       (Indiantown Cogeneration Project),
       7.875s, 2025                                      3,625      4,097,772
     Orlando, FL, Utility Commission, Water
       and Electric Rev., "D", 6.75s, 2017               2,500      2,876,600
     Palm Beach County, FL, Solid Waste
       Rev. (Osceola Power LP), 6.85s,
       2014###                                           3,000      2,698,080
     Puerto Rico Electric Power Authority
       Rev., 6.125s, 2008                                2,400      2,544,480
     Puerto Rico Electric Power Authority
       Rev., FSA, 6s, 2016                               2,000      2,059,780
     Tampa, FL, Utilities Tax Rev., Capital
       Appreciation, AMBAC, 0s, 2016                     1,000        314,470
                                                                --------------
                                                                  $25,997,847
 --  --------------------------------------  -----------------  --------------

-----------------------------------------------------------------------------
                                              Principal Amount
    Issuer                                       (000 Omitted)          Value
 --  --------------------------------------- -----------------  --------------
    Health Care Revenue - 9.2%
     Brevard County, FL, Health Facilities
       Authority Rev. (Friendly Village),
       9.25s, 2012                                      $  375    $   387,169
     Escambia County, FL, Health Facilities
       Authority Rev. (Baptist Hospital),
       6s, 2014                                          2,500      2,382,625
     Escambia County, FL, Health Facilities
       Authority Rev. (Baptist Hospital and
       Baptist Manor), 6.75s, 2014###                    1,000      1,025,960
     Jacksonville, FL, Health Facilities
       Authority, Industrial Development
       Rev. (Cypress Village), 7s, 2014                  1,250      1,297,050
     Jacksonville, FL, Health Facilities
       Authority, Industrial Development
       Rev. (National Benevolent), 6.4s,
       2016                                              1,825      1,825,237
     Orange County, FL, Industrial
       Development Rev., 9.25s, 2012                       335        345,777
     Palm Beach County, FL, Health
       Facilities (Good Samaritan Health
       Systems), 6.3s, 2022                              1,250      1,275,250
     St. Petersburg, FL, Health Facilities
       Authority Rev. (Swanholm Nursing),
       10s, 2022                                           490        530,376
                                                                --------------
                                                                  $ 9,069,444
 --  --------------------------------------  -----------------  --------------
    Industrial Revenue (Corporate Guarantee) - 4.8%
     Escambia County, FL, Industrial
       Development Rev. (Champion
       International Corp.), 6.8s, 2012                 $1,000    $ 1,053,580
     Escambia County, FL, Pollution Control
       Rev. (Champion International Corp.),
       6.95s, 2007###                                    2,500      2,650,425
     Escambia County, FL, Pollution Control
       Rev. (Champion International Corp.),
       6.9s, 2022                                        1,000      1,047,570
                                                                --------------
                                                                  $ 4,751,575
 --  --------------------------------------  -----------------  --------------
    Insured Health Care Revenue - 12.5%
     Brevard County, FL, Health Facilities
       Authority Rev. (Wuesthoff Memorial),
       MBIA, 6.5s, 2007                                 $1,000    $ 1,083,530
     Brevard County, FL, Health Facilities
       Authority Rev. (Wuesthoff Memorial),
       MBIA, 5s, 2013                                    1,000        932,410
     Charlotte County, FL, Health Care
       Facilities Rev. (Bon Secours), FSA,
       7.826s, 2027###                                   2,500      2,518,150
     Hillsborough County, FL, Industrial
       Development Rev. (University
       Community Hospital), MBIA, 6.5s,
       2019                                              1,000      1,111,280
     Jacksonville, FL, Hospital Rev.
       (Baptist Medical Center), MBIA,
       7.3s, 2019                                        1,900      2,044,704
     Jacksonville, FL, Hospital Rev.
       (University Medical Center), CONNIE
       LEE, 6.6s, 2013                                     500        531,530
     Orange County, FL, Health Facilities
       Authority Rev. (Adventist Health
       Systems), AMBAC, 5.25s, 2020                      2,000      1,875,180
     Tallahassee, FL, Health Facilities
       Authority Rev. (Tallahassee Memorial
       Regional Medical Center), MBIA,
       6.625s, 2013                                      1,000      1,103,650
     Tampa, FL, Allegheny Health System
       (St. Joseph), MBIA, 6.5s, 2023                    1,000      1,095,420
                                                                --------------
                                                                  $12,295,854
 --  --------------------------------------  -----------------  --------------

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
-----------------------------------------------------------------------------
                                              Principal Amount
    Issuer                                       (000 Omitted)          Value
 --  --------------------------------------- -----------------  --------------
    Multi-Family Housing Revenue - 1.5%
     Florida Housing Finance Agency Rev.
       (Southlake Apartments), 8.7s, 2021               $1,500    $ 1,497,075
 --  --------------------------------------  -----------------  --------------
    Sales and Excise Tax Revenue - 5.0%
     Dade County, FL, Professional Sports
       Franchise, MBIA, 0s, 2026                        $3,660    $   635,193
     Dade County, FL, Special Obligation,
       Capital Appreciation Board, AMBAC,
       0s, 2027                                          7,500      1,095,900
     Jacksonville, FL, Excise Taxes Rev.,
       FGIC, 0s, 2010                                    1,000        447,400
     Jacksonville, FL, Excise Taxes Rev.,
       FGIC, 0s, 2011                                    1,000        419,360
     Puerto Rico, Highway & Transportation
       Authority Rev., MBIA, 5.5s, 2015                  1,500      1,499,715
     Sunrise, FL, Public Facilities Rev.,
       MBIA, 0s, 2020                                    3,100        771,435
                                                                --------------
                                                                  $ 4,869,003
 --  --------------------------------------  -----------------  --------------
    Single Family Housing Revenue - 1.0%
     Dade County, FL, Housing Finance
       Authority, Mortgage Rev., FNMA,
       GNMA, 7s, 2024                                   $   75    $    77,701
     Dade County, FL, Housing Finance
       Authority, Mortgage Rev., FSA,
       6.95s, 2012                                         905        950,132
                                                                --------------
                                                                  $ 1,027,833
 --  --------------------------------------  -----------------  --------------
    Water and Sewer Utility Revenue - 5.9%
     Lee County, FL, Industrial Development
       Authority Rev. (Bonita Springs
       Utilities Project), MBIA, 6.05s,
       2015###                                          $1,000    $ 1,025,070
     Miramar, FL, Wastewater Improvement
       Rev., FGIC, 6.75s, 2016                           1,500      1,642,245
     Seminole, FL, Water & Sewer
       Improvement Rev., MBIA, 6s, 2019                  3,000      3,162,600
                                                                --------------
                                                                  $ 5,829,915
 --  --------------------------------------  -----------------  --------------
    Other - 1.3%
     Florida, Department of Environmental
       Preservation Rev., MBIA, 5.5s, 2012              $1,295    $ 1,276,870
 --  --------------------------------------  -----------------  --------------
Total Municipal Bonds (Identified Cost, $90,219,794)              $94,934,729
 -------------------------------------------------------------  --------------

Floating Rate Demand Notes - 1.9%
-----------------------------------------------------------------------------
Dade County, FL, Industrial Development
  Authority Rev. (Florida Power & Light
  Co.), due 4/01/20                                     $  900    $   900,000
Hillsborough County, FL, Pollution Control
  Rev., due 5/15/18                                        900        900,000
St. Lucie County, FL, Pollution Control
  Rev. (Florida Power & Light Co.), due
  3/01/27                                                  100        100,000
 ------------------------------------------- -----------------  --------------
Total Floating Rate Demand Notes, at Identified Cost              $ 1,900,000
 -------------------------------------------------------------  --------------
Total Investments (Identified Cost, $92,119,794)                  $96,834,729

Other Assets, Less Liabilities - 1.4%                               1,400,597
-----------------------------------------------------------------------------
Net Assets - 100.0%                                               $98,235,326
 -------------------------------------------------------------  --------------
See portfolio footnotes and notes to financial statements

Portfolio of Investments (Unaudited) - September 30, 1996

MFS GEORGIA MUNICIPAL BOND FUND

Municipal Bonds - 97.7%
-----------------------------------------------------------------------------
                                             Principal Amount
    Issuer                                      (000 Omitted)          Value
 --  -------------------------------------------------------  --------------
    General Obligation - 9.8%
     Fulton County, GA, School District,
       6.375s, 2010                                    $2,000    $ 2,195,020
     Fulton County, GA, School District,
       6.375s, 2012                                     1,000      1,095,930
     Fulton County, GA, School District,
       6.375s, 2016                                     1,000      1,104,090
     Paulding County, GA, School District,
       MBIA, 6s, 2013                                   1,000      1,054,150
     State of Georgia, 5.25s, 2011                      1,500      1,476,780
     Territory of Virgin Islands, 7.75s,
       2006                                               390        416,376
                                                              --------------
                                                                 $ 7,342,346
 --  -------------------------------------- ----------------  --------------
    State and Local Appropriation - 6.7%
     Fulton County, GA, Building Authority
       Rev. (Judicial Center Project) 0s,
       2011                                            $3,000    $ 1,330,440
     Fulton County, GA, Building Authority
       Rev. (Judicial Center Project), 0s,
       2012                                             6,015      2,500,977
     Puerto Rico Public Buildings
       Authority, Government Facilities
       Guaranteed Rev., AMBAC, 6.25s, 2015              1,100      1,194,248
                                                              --------------
                                                                 $ 5,025,665
 --  -------------------------------------- ----------------  --------------
    Refunded and Special Obligations - 8.2%
     DeKalb County, GA, 7.5s, 2000                     $  780    $   863,327
     Fulton County, GA, School District,
       7.625s, 1997                                       500        525,925
     Hogansville, GA, Combined Public
       Utility Systems Rev., 9s, 2000                   2,200      2,586,232
     Marietta, GA, Development Authority
       Rev. (Life College, Inc.), 7.2s,
       1999                                             1,000      1,100,700
     Marietta, GA, Development Authority
       Rev. (Life College, Inc.), 7.25s, 1999           1,000      1,102,160
                                                              --------------
                                                                 $ 6,178,344
 --  -------------------------------------- ----------------  --------------
    Airport and Port Revenue - 7.4%
     Atlanta, GA, Airport Facilities Rev.,
       6.25s, 2021                                     $  500    $   505,485
     Atlanta, GA, Airport Facilities Rev.,
       AMBAC, 0s, 2010                                  5,100      2,312,544
     Atlanta, GA, Airport Facilities Rev.,
       MBIA, 0s, 2010                                   6,000      2,727,660
                                                              --------------
                                                                 $ 5,545,689
 --  -------------------------------------- ----------------  --------------
    Electric and Gas Utility Revenue - 10.4%
     Appling County, GA, Development
       Authority (Ogelthorpe Power Corp.),
       MBIA, 7.15s, 2021                               $1,400    $ 1,555,554
     Burke County, GA, Development
       Authority, Pollution Control Rev.
       (Georgia Power Vogel), 8.375s,
       2017###                                          1,000      1,045,090
     Georgia Municipal Electric Authority,
       Power Rev., AMBAC, 0s, 2013                      1,675        657,505
     Georgia Municipal Electric Authority,
       Power Rev., BIGI, 0s, 2008                       2,500      1,333,000
     Georgia Municipal Electric Authority,
       Power Rev., BIGI, 0s, 2009                       1,500        747,390
     Monroe County, GA, Development
       Authority, Pollution Control Rev.
       (Oglethorpe Power), 6.8s, 2012                   1,000      1,116,050
     Municipal Electric Authority, GA,
       Special Obligation Rev., 6.5s, 2020              1,250      1,379,662
                                                              --------------
                                                                 $ 7,834,251
 --  -------------------------------------- ----------------  --------------
    Health Care Revenue - 5.3%
     Fulton County, GA, Residential Care
       Facilities, Elderly Authority Rev.
       (Lenbrook Square Foundation), 9.75s, 2017       $1,050    $ 1,073,100

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
-----------------------------------------------------------------------------
                                             Principal Amount
    Issuer                                      (000 Omitted)          Value
 --  -------------------------------------------------------  --------------
    Health Care Revenue - continued
     Richmond County, GA, Development
       Authority, Nursing Home Refunding
       (Beverly Enterprises), 8.75s, 2011              $1,190    $ 1,283,688
     Royston, GA, Hospital Authority Rev.
       (Cobb Health), 7.375s, 2014                      1,565      1,616,567
                                                              --------------
                                                                 $ 3,973,355
 --  -------------------------------------- ----------------  --------------
    Industrial Revenue (Corporate Guarantee) - 17.5%
     Adel County, GA, Industrial
       Development Authority, Pollution
       Control Rev. (Weyerhaeuser Co.),
       AMBAC, 9s, 2006                                 $1,000    $ 1,018,220
     Atlanta, GA, Special Purpose
       Facilities Rev. (Delta Airlines),
       7.9s, 2018                                       1,000      1,061,820
     Cartersville, GA, Development
       Authority Rev., Water & Wastewater
       Facilities (Anheuser-Busch), 6.75s, 2012         1,000      1,074,310
     Clayton County, GA, Development
       Authority, Special Facilities Rev.
       (Delta Airlines), 7.625s, 2020                     500        529,690
     Effingham County, GA, Development
       Authority, Polution Control Rev.
       (Fort Howard Corp.), 7.9s, 2005                  1,750      1,838,147
     Emanuel County, GA, Development
       Authority (Figgie Properties),
       7.95s, 2004                                        475        475,432
     Puerto Rico Ports Authority (American
       Airlines), 6.25s, 2026                           1,425      1,437,754
     Savannah, GA, Economic Development
       Authority, Industrial Development
       Rev., 6.6s, 2012                                 1,150      1,225,912
     Savannah, GA, Economic Development
       Authority, Industrial Development
       Rev. (Hershey Foods Corp.), 6.6s, 2012             750        765,000
     Savannah, GA, Economic Development
       Authority, Industrial Development
       Rev. (Union Camp Corp.), 6.15s, 2017             1,000      1,035,330
     Savannah, GA, Port Authority,
       Pollution Control Rev. (Union
       Carbide Corp.), 7.55s, 2004                      1,000      1,012,190
     Wayne County, GA, Solid Waste Rev.
       (ITT-Rayonier), 8s, 2015                         1,000      1,096,540
                                                              --------------
                                                                 $13,166,230
 --  -------------------------------------- ----------------  --------------
    Insured Health Care Revenue - 6.7%
     Albany-Dougherty County, GA, Hospital
       Authority Rev. (Phoebe Putney
       Memorial Hospital, Inc.), AMBAC,
       5.7s, 2013                                      $3,100    $ 3,061,064
     Smyrna, GA, Hospital Authority Rev.,
       Certificates of Participation
       (Emory/ Adventist Hospital), 5.5s, 2026          2,000      1,934,700
                                                              --------------
                                                                 $ 4,995,764
 --  -------------------------------------- ----------------  --------------
    Multi-Family Housing Revenue - 5.4%
     Cobb County, GA, Housing Authority
       Rev. (Signature Place Project),
       6.875s, 2017                                    $1,500    $ 1,542,165
     Hinesville, GA, Leased Housing Corp.
       Rev. (Baytree Apartments), FHA,
       6.7s, 2017                                         900        934,560
     St. Mary's, GA (Cumberland Oaks
       Apartments), FNMA, 7.375s, 2022                  1,470      1,549,836
                                                              --------------
                                                                 $ 4,026,561
 --  -------------------------------------- ----------------  --------------

-----------------------------------------------------------------------------
                                             Principal Amount
    Issuer                                      (000 Omitted)          Value
 --  -------------------------------------------------------  --------------
    Single Family Housing Revenue - 2.7%
     DeKalb County, GA, Housing Authority
       Rev., Single Family Mortgage Rev.,
       GNMA, 7.75s, 2022                               $  495    $   523,230
     Georgia Housing & Finance Authority
       Rev., 0s, 2031                                   9,175        696,107
     Georgia Residential Finance Authority
       Rev., 8.375s, 2019                                   5          5,122
     Georgia Residential Finance Authority
       Rev., 8s, 2020                                     365        384,447
     Georgia Residential Finance Authority
       Rev., 7.25s, 2021                                  365        387,101
                                                              --------------
                                                                 $ 1,996,007
 --  -------------------------------------- ----------------  --------------
    Water and Sewer Utility Revenue - 15.6%
     Barnesville, GA, Water and Sewer Rev.,
       6.9s, 2022                                      $1,715    $ 1,804,403
     Brunswick, GA, Water and Sewer Rev.,
       MBIA, 6.1s, 2014                                 1,000      1,054,980
     Cartersville, GA, Water and Sewer
       Rev., AMBAC, 7.2s, 2012                          2,225      2,397,860
     Columbia County, GA, Water and Sewer
       Rev., AMBAC, 6.9s, 2011                          1,000      1,083,100
     Douglasville-Douglas County, GA, Water
       & Sewer Authority, AMBAC, 5.625s,
       2015                                             1,800      1,808,982
     Fulton County, GA, Water and Sewer
       Rev., FGIC, 6.375s, 2014                         3,250      3,555,955
                                                              --------------
                                                                 $11,705,280
 --  -------------------------------------- ----------------  --------------
    Other - 2.1%
     George L. Smith II/Georgia World
       Congress Center Authority (Domed
       Stadium Project), 7.875s, 2020                  $1,475    $ 1,601,643
 --  -------------------------------------- ----------------  --------------
Total Municipal Bonds (Identified Cost, $68,217,594)             $73,391,135
 ------------------------------------------------------------ --------------

Floating Rate Demand Notes - 0.8%
-----------------------------------------------------------------------------
Georgia Hospital Financing Authority Rev.
  (Equipment), due 1/01/2003, at Identified
  Cost                                                 $  600    $   600,000
 -----------------------------------------------------------  --------------
Total Investments (Identified Cost, $68,817,594)                 $73,991,135

Other Assets, Less Liabilities - 1.5%                              1,115,261
-----------------------------------------------------------------------------
Net Assets - 100.0%                                              $75,106,396
 ------------------------------------------------------------ --------------
See portfolio footnotes and notes to financial statements

MFS MARYLAND MUNICIPAL BOND FUND

Municipal Bonds - 96.1%
-----------------------------------------------------------------------------
                                              Principal Amount
    Issuer                                       (000 Omitted)           Value
 --  --------------------------------------- -----------------  ---------------
    General Obligation - 14.1%
     Anne Arundel County, MD, 4.9s, 2011                $1,005     $   936,539
     Baltimore, MD, Consolidated Public
       Improvement, 7.15s, 2009                          2,000       2,303,140
     Baltimore, MD, Consolidated Public
       Improvement, FGIC, 5.3s, 2009                       700         687,246
     Baltimore, MD, Consolidated Public
       Improvement, FGIC, 5.3s, 2010                       815         795,587
     Baltimore, MD, Consolidated Public
       Improvement, FGIC, 5.375s, 2011                     900         880,011
     Baltimore, MD, Consolidated Public
       Improvement, FGIC, 5.375s, 2013                     770         752,498
     Baltimore, MD, Consolidated Public
       Improvement, MBIA, 7s, 2009                       1,000       1,148,860

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
-----------------------------------------------------------------------------
                                              Principal Amount
    Issuer                                       (000 Omitted)           Value
 --  --------------------------------------- -----------------  ---------------
    General Obligation - continued
     Howard County, MD, Metropolitan
       District, 0s, 2008                               $1,975     $ 1,039,719
     Montgomery County, MD, Public
       Improvement, 0s, 2009                             4,000       1,993,360
     Prince George's County, MD, 0s, 2007                5,110       2,879,230
     Prince George's County, MD, Public
       Improvement, AMBAC, 5.5s, 2013                    1,000       1,000,140
     Puerto Rico Aqueduct & Sewer Authority
       Rev., 5s, 2019                                    2,000       1,803,600
     State of Maryland, 9s, 1999                           350         394,639
     Washington, MD, Suburban Sanitation
       District, 6.1s, 2015                              1,070       1,119,252
     Washington, MD, Suburban Sanitation
       District, 5.25s, 2016                               865         827,952
     Washington, MD, Suburban Sanitation
       District, 5.25s, 2017                             2,535       2,408,706
                                                                ---------------
                                                                   $20,970,479
 --  --------------------------------------  -----------------  ---------------
    State and Local Appropriation - 14.8%
     Calvert County, MD, Community Lease
       Rev., 7.2s, 2010                                 $  750     $   814,875
     Howard County, MD, Certificates of
       Participation, 8.15s, 2021                          450         591,619
     Howard County, MD, Certificates of
       Participation, "A", 8s, 2019###                     805       1,036,639
     Howard County, MD, Certificates of
       Participation, "B", 8s, 2019###                     385         495,784
     Howard County, MD, Certificates of
       Participation, "C", 8s, 2019                        680         875,670
     Maryland Stadium Authority, Sports
       Facilities Leasing Rev., 7.6s, 2019               2,580       2,807,040
     Maryland Stadium Authority, Sports
       Facilities Leasing Rev., AMBAC,
       5.875s, 2012                                      1,000       1,009,250
     Prince George's County, MD,
       Certificates of Participation, MBIA,
       0s, 2005                                          2,495       1,580,258
     Prince George's County, MD,
       Certificates of Participation, MBIA,
       0s, 2006                                          2,490       1,489,892
     Prince George's County, MD,
       Certificates of Participation, MBIA,
       0s, 2011                                          3,675       1,586,497
     Prince George's County, MD, Industrial
       Development Authority, MBIA, 0s,
       2004                                                980         658,874
     Prince George's County, MD, Industrial
       Development Authority, MBIA, 0s,
       2006                                              1,800       1,077,030
     Prince George's County, MD, Industrial
       Development Authority, MBIA, 0s,
       2009                                              1,500         739,305
     Prince George's County, MD, Industrial
       Development Authority, MBIA, 0s,
       2010                                              2,730       1,264,427
     Prince George's County, MD, Industrial
       Development Authority, MBIA, 0s,
       2011                                              2,810       1,221,816
     Prince George's County, MD, Industrial
       Development Authority, MBIA, 0s,
       2012                                              2,480       1,009,781
     Prince George's County, MD, Industrial
       Development Authority, MBIA, 5.25s,
       2019                                              1,000         940,450
     Puerto Rico Public Buildings
       Authority, Education & Health Rev.,
       6.285s, 2016S.                                    3,000       2,767,860
                                                                ---------------
                                                                   $21,967,067
 --  --------------------------------------  -----------------  ---------------

-----------------------------------------------------------------------------
                                              Principal Amount
    Issuer                                       (000 Omitted)           Value
 --  --------------------------------------- -----------------  ---------------
    Refunded and Special Obligations - 10.9%
     Baltimore, MD, Water Utility Rev.,
       MBIA, 6.5s, 2000                                $   540     $   576,785
     Howard County, MD, Metropolitan
       District, 7.15s, 2000                               500         547,990
     Maryland Health & Higher Education
       Facilities Authority Rev. (Sinai
       Hospital/ Baltimore), 7s, 2000                    2,000       2,204,200
     Maryland Health & Higher Education
       Facilities Authority Rev.
       (University of Maryland Medical
       System), FGIC, 6.5s, 2001                         1,000       1,080,070
     Maryland Health & Higher Education
       Facilities Authority Rev.
       (University of Maryland Medical
       System), FGIC 7s, 2001                            1,840       2,055,777
     Montgomery County, MD, Revenue
       Authority, Lease Rev. (Regional
       Indoor Swim Center), 7.6s, 1998                     750         798,240
     Morgan, MD, State University Academic
       & Auxiliary Facilities & Fees Rev.,
       MBIA, 0s, 2006                                    1,135         686,822
     Morgan, MD, State University Academic
       & Auxiliary Facilities & Fees Rev.,
       MBIA, 0s, 2008                                    1,400         755,636
     Prince George's County, MD, Hospital
       Rev. (Dimensions Health Corp.),
       7.25s, 2002                                       2,000       2,284,560
     Puerto Rico Aqueduct & Sewer Authority
       Rev., 10.25s, 2009                                  500         690,015
     Puerto Rico Electric Power Authority
       Rev., 8s, 1998                                      500         542,215
     Puerto Rico Electric Power Authority
       Rev., 7s, 2001                                    1,000       1,121,830
     Puerto Rico Public Improvement Rev.,
       6.8s, 2002                                        1,500       1,682,115
     Washington, MD, Suburban Sanitation
       District, 6.9s, 2001                              1,045       1,161,622
                                                                ---------------
                                                                   $16,187,877
 --  --------------------------------------  -----------------  ---------------
    Health Care Revenue - 12.7%
     Berlin, MD, Hospital Rev. (Atlantic
       General Hospital), 8.375s, 2022                 $ 1,360     $ 1,433,671
     Maryland Health & Higher Education
       Facilities Authority Rev. (Doctors
       Community Hospital), 5.5s, 2024                   2,000       1,767,220
     Maryland Health & Higher Education
       Facilities Authority Rev. (Good
       Samaritan Hospital), 5.7s, 2009                   1,085       1,102,870
     Maryland Health & Higher Education
       Facilities Authority Rev. (Johns
       Hopkins Hospital), 0s, 2010                       2,000         933,660
     Maryland Health & Higher Education
       Facilities Authority Rev. (Johns
       Hopkins Hospital), 5s, 2023                       3,500       3,143,455
     Maryland Health & Higher Education
       Facilities Authority Rev. (Medlantic
       Hospital Care), 8.375s, 2014                      3,635       3,728,965
     Maryland Health & Higher Education
       Facilities Authority Rev. (Peninsula
       Regional Medical), 5s, 2023                         500         437,325
     Maryland Industrial Development
       Finance Authority, Economic
       Development Rev. (Holy Cross Health
       Systems), FSA, 5.5s, 2015                           500         475,930

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
-----------------------------------------------------------------------------
                                              Principal Amount
    Issuer                                       (000 Omitted)           Value
 --  --------------------------------------- -----------------  ---------------
    Health Care Revenue - continued
     Prince George's County, MD, Hospital
       Rev. (Dimensions Health Corp.),
       5.3s, 2024                                      $ 3,500     $ 3,161,760
     Prince George's County, MD, Hospital
       Rev. (Greater Southeast Healthcare
       System), 6.375s, 2023                             2,900       2,718,895
                                                                ---------------
                                                                   $18,903,751
 --  --------------------------------------  -----------------  ---------------
    Industrial Revenue (Corporate Guarantee) - 3.7%
     Baltimore, MD, Industrial Revenue
       Board (Weyerhaeuser), 9s, 2006                  $ 3,150     $ 3,207,393
     Baltimore, MD, Port Facilities Rev.
       (duPont (E.I.) de Nemours & Co.),
       6.5s, 2011                                        1,500       1,615,575
     Upper Potomac, MD, River Commission,
       Pollution Control Rev. (Westvaco),
       10.5s, 2004                                         150         157,499
     Upper Potomac, MD, River Commission,
       Pollution Control Rev. (Westvaco),
       9.125s, 2015                                        500         520,335
                                                                ---------------
                                                                   $ 5,500,802
 --  --------------------------------------  -----------------  ---------------
    Insured Health Care Revenue - 6.3%
     Maryland Health & Higher Education
       Facilities Authority Rev. (Arundel),
       AMBAC, 5s, 2023                                 $   500     $   450,960
     Maryland Health & Higher Education
       Facilities Authority Rev. (Francis
       Scott Key Medical Center), FGIC, 5s,
       2013                                              1,000         932,760
     Maryland Health & Higher Education
       Facilities Authority Rev. (Frederick
       Memorial Hospital), FGIC, 5.25s,
       2013                                              2,250       2,190,330
     Maryland Health & Higher Education
       Facilities Authority Rev. (Johns
       Hopkins Medical Hospital), AMBAC,
       5.5s, 2026                                          500         482,370
     Maryland Health & Higher Education
       Facilities Authority Rev. (Mercy
       Medical Center), AMBAC, 5.5s, 2022                1,000         960,130
     Maryland Health & Higher Education
       Facilities Authority Rev.
       (University of Maryland Medical
       Center), FGIC, 5.375s, 2013                       1,000         965,770
     Maryland Health & Higher Education
       Facilities Authority Rev.
       (University of Maryland Medical
       Center), FGIC, 5s, 2020                           2,000       1,794,680
     Maryland Industrial Development
       Finance Authority, Economic
       Development Rev., FSA, 7.851s,
       2022++++                                          1,500       1,527,420
                                                                ---------------
                                                                   $ 9,304,420
 --  --------------------------------------  -----------------  ---------------
    Multi-Family Housing Revenue - 4.8%
     Baltimore, MD, City Housing, Multi-
       Family Housing Rev., FNMA, 7.25s,
       2023                                            $ 1,230     $ 1,276,162
     Baltimore, MD, City Housing, Multi-
       Family Housing Rev. (Greenhill),
       FHA, 7.75s, 2009                                    980       1,005,362
     Maryland Community Development
       Administration, Multi-Family Housing
       Rev., 0s, 2032                                   11,605         720,439
     Maryland Community Development
       Administration, Multi-Family Housing
       Rev., 7.375s, 2021                                  330         342,134
     Maryland Community Development
       Administration, Multi-Family Housing
       Rev., 8.4s, 2029                                  1,320       1,357,712

-----------------------------------------------------------------------------
                                              Principal Amount
    Issuer                                       (000 Omitted)           Value
 --  --------------------------------------- -----------------  ---------------
    Multi-Family Housing Revenue - continued
     Maryland Community Development
       Administration, Multi-Family Housing
       Rev., 7.5s, 2031                                 $   65    $     67,230
     Maryland Community Development
       Administration, Multi-Family Housing
       Rev., 7.8s, 2032                                  1,190       1,248,596
     Montgomery County, MD, Housing
       Opportunities Commission, Multi-
       Family Mortgage Rev., 7.375s, 2032                1,045       1,078,858
                                                                ---------------
                                                                  $  7,096,493
 --  --------------------------------------  -----------------  ---------------
    Sales and Excise Tax Revenue - 0.7%
     Puerto Rico Highway & Transportation
       Authority Rev., 6.625s, 2012                     $1,000    $  1,060,330
 --  --------------------------------------  -----------------  ---------------
    Single Family Housing Revenue - 6.1%
     Maryland Community Development
       Administration, Single Family
       Economic Development Rev., 7.7s,
       2015                                             $  615    $    645,996
     Maryland Community Development
       Administration, Single Family
       Housing Rev., 8.25s, 2017                         1,300       1,350,622
     Maryland Community Development
       Administration, Single Family
       Housing Rev., 7.625s, 2020                        2,255       2,339,743
     Maryland Community Development
       Administration, Single Family
       Housing Rev., 8.25s, 2020                           480         500,011
     Maryland Community Development
       Administration, Single Family
       Housing Rev., 6.75s, 2026                         2,250       2,324,002
     Maryland Community Development
       Administration, Single Family
       Housing Rev., 7.625s, 2029                          905         937,236
     Maryland Community Development
       Administration, Single Family
       Housing Rev., 7.85s, 2029                           520         546,947
     Montgomery County, MD, Housing
       Opportunities Commission, Single
       Family Mortgage Rev., 7.5s, 2017                    365         382,922
                                                                ---------------
                                                                  $  9,027,479
 --  --------------------------------------  -----------------  ---------------
    Solid Waste Revenue - 8.4%
     Maryland Energy Financing
       Administration, Solid Waste Rev.
       (Hagerston), 9s, 2016                            $1,000    $    826,730
     Northeast Maryland, Waste Disposal
       Authority (Harford County Resource
       Recovery), MBIA, 7.2s, 2005                       1,000       1,132,250
     Northeast Maryland, Waste Disposal
       Authority (Montgomery County), 6s,
       2006                                              1,000       1,018,090
     Northeast Maryland, Waste Disposal
       Authority (Montgomery County), MBIA,
       6.3s, 2016                                        5,000       5,191,250
     Prince George's County, MD, FSA,
       5.25s, 2013                                       4,500       4,262,760
                                                                ---------------
                                                                  $ 12,431,080
 --  --------------------------------------  -----------------  ---------------
    Universities - 2.0%
     Maryland Health & Higher Education
       Facilities Authority Rev. (Mount St.
       Mary's College), 6.5s, 2009                      $  735    $    653,546

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
-----------------------------------------------------------------------------
                                              Principal Amount
    Issuer                                       (000 Omitted)           Value
 --  --------------------------------------- -----------------  ---------------
    Universities - continued
     Morgan, MD, State University Academic
       & Auxiliary Facilities Rev., MBIA,
       6.05s, 2015                                      $1,500    $  1,586,400
     University of Maryland, Auxiliary
       Facilities & Tuition Rev., 0s, 2004               1,000         665,240
                                                                ---------------
                                                                  $  2,905,186
 --  --------------------------------------  -----------------  ---------------
    Water and Sewer Utility Revenue - 4.0%
     Baltimore, MD, Wastewater Rev., FGIC,
       6s, 2015                                         $1,000    $  1,061,480
     Baltimore, MD, Wastewater Rev., MBIA,
       5.65s, 2020++++                                   2,000       1,987,200
     Baltimore, MD, Wastewater Rev., MBIA,
       7.481s, 2020++++                                  3,000       2,918,790
                                                                ---------------
                                                                  $  5,967,470
 --  --------------------------------------  -----------------  ---------------
    Other - 7.6%
     Baltimore, MD, Parking Rev., 5.375s,
       2013                                             $1,600    $  1,528,560
     Maryland Health & Higher Education
       Facilities Authority Rev. (Kennedy
       Institute), 6.75s, 2022                             500         504,525
     Maryland Industrial Development
       Finance Authority (American Center
       for Physics Headquarters), 6.625s,
       2017                                              1,500       1,537,695
     Maryland Industrial Development
       Finance Authority (YMCA/Baltimore),
       8s, 2012                                          2,825       2,906,812
     Maryland Industrial Development
       Finance Authority (YMCA/Baltimore),
       8.25s, 2012                                         925         956,579
     Washington, D.C., Metropolitan Area
       Transit Authority, Gross Rev., FGIC,
       5.25s, 2014                                       4,000       3,838,440
                                                                ---------------
                                                                  $ 11,272,611
 --  --------------------------------------  -----------------  ---------------
Total Municipal Bonds (Identified Cost, $135,256,608)             $142,595,045
 -------------------------------------------------------------  ---------------

Floating Rate Demand Notes - 1.2%
-----------------------------------------------------------------------------
Lincoln County, WY, Pollution Control
  Rev. (Exxon), due 11/14/01                            $  400    $    400,000
Sublette County, WY, Pollution Control
  Rev. (Exxon), due 11/14/01                             1,000       1,000,000
Uinta County, WY, Pollution Control
  Rev. (Chevron), due 8/15/20                              400         400,000
 ------------------------------------------- -----------------  ---------------
Total Floating Rate Demand Notes, at Identified Cost              $  1,800,000
 -------------------------------------------------------------  ---------------
Total Investments (Identified Cost, $137,056,608)                 $144,395,045

Other Assets, Less Liabilities - 2.7%                                3,974,167
-----------------------------------------------------------------------------
Net Assets - 100.0%                                               $148,369,212
 -------------------------------------------------------------  ---------------
See portfolio footnotes and notes to financial statements

MFS MASSACHUSETTS MUNICIPAL BOND FUND

Municipal Bonds - 97.9%
-----------------------------------------------------------------------------
                                              Principal Amount
    Issuer                                       (000 Omitted)          Value
 --  --------------------------------------- -----------------  --------------
    General Obligation - 11.1%
     Belmont, MA, 5s, 2015                             $ 2,165     $2,016,633
     Commonwealth of Massachusetts, 0s,
       2004                                             10,000      6,580,500
     Commonwealth of Massachusetts, 0s,
       2005                                              2,000      1,266,520
     Commonwealth of Massachusetts, 0s,
       2005                                              2,000      1,244,900
     Commonwealth of Massachusetts, 7s,
       2009                                              1,250      1,420,600

-----------------------------------------------------------------------------
                                              Principal Amount
    Issuer                                       (000 Omitted)          Value
 --  --------------------------------------- -----------------  --------------
    General Obligation - continued
     Commonwealth of Massachusetts, AMBAC,
       6.75s, 2009                                     $ 2,500    $ 2,682,750
     Commonwealth of Massachusetts, FGIC,
       0s, 2006                                          4,000      2,403,560
     Commonwealth of Massachusetts, MBIA,
       7.5s, 2004                                        2,850      3,297,364
     Gloucester, MA, AMBAC, 7s, 2009                       225        245,673
     Gloucester, MA, AMBAC, 7s, 2010                       215        234,754
     Haverhill, MA, FGIC, 7s, 2012###                    1,250      1,361,550
     Holyoke, MA, 8s, 2001                                 595        631,277
     Holyoke, MA, MBIA, 8s, 2001                         1,700      1,937,371
     Holyoke, MA, MBIA, 8.1s, 2005                         500        590,190
     Lawrence, MA, AMBAC, 9.75s, 2002                      600        737,796
     Lowell, MA, 8.4s, 2009                              1,000      1,135,300
     Northbridge, MA, 7.6s, 2001                           325        358,683
     Princeton, MA, AMBAC, 7.25s, 2009                     490        533,909
                                                                --------------
                                                                  $28,679,330
 --  --------------------------------------  -----------------  --------------
    State and Local Appropriation - 9.7%
     Massachusetts Bay Transportation
       Authority, 6.2s, 2016                           $10,400    $11,118,952
     Massachusetts Bay Transportation
       Authority, 7s, 2021                               5,000      5,838,250
     Massachusetts Bay Transportation
       Authority, AMBAC, 5.25s, 2017                     3,370      3,179,797
     Massachusetts Bay Transportation
       Authority, AMBAC, 5.375s, 2025                    4,470      4,225,268
     Massachusetts Industrial Finance
       Agency (Vinfen Corp.), 7.1s, 2018                   700        700,959
                                                                --------------
                                                                  $25,063,226
 --  --------------------------------------  -----------------  --------------
    Refunded and Special Obligations - 14.6%
     Boston, MA, MBIA, 7.75s, 2008###                  $   500    $   539,690
     Commonwealth of Massachusetts, 6.875s,
       2010                                              4,000      4,448,000
     Holyoke, MA, 9.85s, 2008                              380        411,327
     Lowell, MA, 7.625s, 2010                            4,875      5,571,881
     Massachusetts Bay Transportation
       Authority, 8.5s, 2014                             3,000      3,335,940
     Massachusetts Federally Assisted
       Housing, 0s, 2023                                 4,995        886,113
     Massachusetts Health & Education
       Facilities Authority (Children's
       Hospital), 7.75s, 2018                            2,425      2,608,815
     Massachusetts Health & Education
       Facilities Authority
       (Newton-Wellesley Hospital), BIGI,
       8s, 2018                                          1,710      1,852,854
     Massachusetts Health & Education
       Facilities Authority (Saint
       Elizabeth's Hospital), FHA, 7.75s,
       2027                                              1,250      1,315,050
     Massachusetts Health & Education
       Facilities Authority (South Shore
       Hospital), MBIA, 8.125s, 2017                     1,070      1,125,169
     Massachusetts Health & Education
       Facilities Authority (Suffolk
       University), 8s, 2010                             1,750      1,974,473
     Massachusetts Housing Finance Agency,
       7.5s, 2029                                          930        935,589
     Massachusetts Industrial Finance
       Agency (Cape Cod Health System),
       8.5s, 2020                                          500        581,650
     Massachusetts Industrial Finance
       Agency, Tunnel Rev. (Mass.
       Turnpike), 9s, 2020                               8,130      9,541,043
     Massachusetts Port Authority, ETM,
       12.75s, 2002                                        485        640,273
     Massachusetts Port Authority, ETM,
       13s, 2013                                           780      1,245,402
     Palmer, MA, AMBAC, 7.7s, 2010                         500        566,270
                                                                --------------
                                                                  $37,579,539
 --  --------------------------------------  -----------------  --------------

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
-----------------------------------------------------------------------------
                                              Principal Amount
    Issuer                                       (000 Omitted)          Value
 --  --------------------------------------- -----------------  --------------
    Airport and Port Revenue - 3.9%
     Massachusetts Port Authority, 5s, 2015            $ 5,600    $ 5,120,472
     Massachusetts Port Authority, FGIC,
       7.5s, 2020                                        4,500      4,904,100
                                                                --------------
                                                                  $10,024,572
 --  --------------------------------------  -----------------  --------------
    Electric and Gas Utility Revenue - 0.8%
     Massachusetts Industrial Finance
       Agency (Nantucket Electric Co.),
       AMBAC, 5.875s, 2017                             $ 2,000    $ 1,995,620
 --  --------------------------------------  -----------------  --------------
    Health Care Revenue - 17.9%
     Boston, MA, Industrial Development
       Finance Authority Rev. (Stonehedge
       Convalescent Center), 10.75s, 2011              $   755    $   811,602
     Massachusetts Health & Education
       Facilities Authority (Beth Israel
       Hospital), 7s, 2014                               3,000      3,168,450
     Massachusetts Health & Education
       Facilities Authority (Charlton
       Memorial Hospital), 7.25s, 2013                   1,700      1,802,017
     Massachusetts Health & Education
       Facilities Authority (Children's
       Hospital), 6.125s, 2012                           2,285      2,354,236
     Massachusetts Health & Education
       Facilities Authority (Dana-Farber),
       5.5s, 2027                                        2,500      2,308,275
     Massachusetts Health & Education
       Facilities Authority (Emerson
       Hospital), ETM, 8s, 2018                          1,745      1,976,178
     Massachusetts Health & Education
       Facilities Authority (Fairview
       Extended Care Facility), 10.25s,
       2021                                              2,000      2,259,500
     Massachusetts Health & Education
       Facilities Authority (Massachusetts
       Eye & Ear Infirmary), 7.375s, 2011                3,000      3,018,060
     Massachusetts Health & Education
       Facilities Authority (New England
       Deaconess Hospital), 6.875s, 2022                 5,600      5,861,072
     Massachusetts Health & Education
       Facilities Authority (New England
       Deaconess Hospital), 7.2s, 2022                   2,500      2,663,000
     Massachusetts Health & Education
       Facilities Authority (North Adams
       Regional Hospital), 6.625s, 2018                  1,000        980,970
     Massachusetts Industrial Finance
       Agency (Beverly Enterprises),
       8.375s, 2009                                      4,040      4,322,234
     Massachusetts Industrial Finance
       Agency (Continental Healthcare),
       11.875s, 2015                                     5,395      5,543,147
     Massachusetts Industrial Finance
       Agency (Evanswood), 7.625s, 2014                  1,200      1,188,264
     Massachusetts Industrial Finance
       Agency (Martha's Vineyard Long-Term
       Care Facility), 9.25s, 2022                       3,000      1,845,000
     Massachusetts Industrial Finance
       Agency (Massachusetts Biomedical
       Research), 0s, 2004                               5,000      3,204,300
     Massachusetts Industrial Finance
       Agency (Massachusetts Biomedical
       Research), 0s, 2010                               5,300      2,238,243
     Massachusetts Industrial Finance
       Agency (Needham/Hamilton House),
       11s, 2010                                           600        612,018
                                                                --------------
                                                                  $46,156,566
 --  --------------------------------------  -----------------  --------------
    Industrial Revenue (Corporate Guarantee) - 2.7%
     Massachusetts Industrial Finance
       Agency (Automatic Data Processing,
       Inc.), 8.25s, 2019                              $   900    $   919,008

-----------------------------------------------------------------------------
                                              Principal Amount
    Issuer                                       (000 Omitted)          Value
 --  --------------------------------------- -----------------  --------------
    Industrial Revenue (Corporate Guarantee) - continued
     Massachusetts Industrial Finance
       Agency, Pollution Control Rev.
       (Boston Edison Co.), 5.75s, 2014                 $1,900   $  1,830,441
     Puerto Rico Ports Authority (American
       Airlines), 6.3s, 2023                             2,370      2,393,747
     Puerto Rico Ports Authority (American
       Airlines), 6.25s, 2026                            1,500      1,513,425
     Springfield, MA, Industrial
       Development Finance Agency (Terminal
       Building), 10s, 2001                                333        334,765
                                                                --------------
                                                                 $  6,991,386
 --  --------------------------------------  -----------------  --------------
    Insured Health Care Revenue - 3.5%
     Massachusetts Health & Education
       Facilities Authority (Beth Israel
       Hospital), AMBAC, INFLOS, 8.623s,
       2025++++                                         $5,000   $  5,001,250
     Massachusetts Health & Education
       Facilities Authority (Brigham &
       Women's Hospital), MBIA, 6.75s, 2024              2,000      2,158,520
     Massachusetts Health & Education
       Facilities Authority (Youville
       Hospital), 6s, 2034                               2,000      1,968,400
                                                                --------------
                                                                 $  9,128,170
 --  --------------------------------------  -----------------  --------------
    Other Revenue - 6.8%
     Martha's Vineyard, MA, Land Bank,
       (Land Acquisition), 8.125s, 2011                 $4,000   $  4,086,800
     Massachusetts Health & Education
       Facilities Authority (Learning
       Center for Deaf Children), 9.25s,
       2014                                              2,250      2,388,600
     Massachusetts Health & Education
       Facilities Authority (Learning
       Center for Deaf Children), 8s, 2020               1,500      1,486,485
     Massachusetts Housing Finance Agency
       (Park School), 5.9s, 2026                         3,385      3,366,856
     Massachusetts Industrial Finance
       Agency (Dexter School), 7.5s, 2011                1,720      1,823,854
     Massachusetts Industrial Finance
       Agency (Dexter School), 7.5s, 2021                2,900      3,097,838
     Nantucket Island, MA, Land Bank,
       7.75s, 2020                                       1,200      1,339,092
                                                                --------------
                                                                 $ 17,589,525
 --  --------------------------------------  -----------------  --------------
    Multi-Family Housing Revenue - 4.3%
     Massachusetts Housing Finance Agency,
       8.4s, 2021                                       $2,190   $  2,309,355
     Massachusetts Housing Finance Agency,
       8.8s, 2021                                        1,995      2,111,608
     Massachusetts Housing Finance Agency,
       8.2s, 2027                                          720        755,445
     Massachusetts Housing Finance Agency,
       AMBAC, 6.65s, 2019                                1,500      1,562,715
     Massachusetts Housing Finance Agency,
       FNMA, 6.9s, 2025                                  1,700      1,783,555
     Massachusetts Housing Finance Agency,
       FNMA, 7.65s, 2028                                 1,430      1,480,279
     Somerville, MA, Housing Authority
       Revenue (Clarendon Hill), 7.85s,
       2010                                              1,000      1,065,450
                                                                --------------
                                                                 $ 11,068,407
 --  --------------------------------------  -----------------  --------------

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
-----------------------------------------------------------------------------
                                              Principal Amount
    Issuer                                       (000 Omitted)          Value
 --  --------------------------------------- -----------------  --------------
    Single Family Housing Revenue - 4.1%
     Massachusetts Housing Finance Agency,
       8.1s, 2020                                       $2,270   $  2,382,206
     Massachusetts Housing Finance Agency,
       8.1s, 2021                                        2,000      2,115,540
     Massachusetts Housing Finance Agency,
       7.95s, 2023                                         960      1,003,584
     Massachusetts Housing Finance Agency,
       MBIA, 6.1s, 2015                                  2,000      2,035,840
     Massachusetts Industrial Finance
       Agency, MBIA, 6.35s, 2022                         3,000      3,011,820
                                                                --------------
                                                                 $ 10,548,990
 --  --------------------------------------  -----------------  --------------
    Student Loan Revenue
     Massachusetts Education Loan
       Authority, 9s, 2001                              $  125   $    126,930
 --  --------------------------------------  -----------------  --------------
    Universities - 9.5%
     Massachusetts Health & Education
       Facilities Authority (Boston
       College), 5.25s, 2023                            $4,350   $  4,043,934
     Massachusetts Health & Education
       Facilities Authority (Smith
       College), 5.75s, 2024                             2,500      2,493,475
     Massachusetts Health & Education
       Facilities Authority (Williams
       College), 5.5s, 2026                              4,375      4,238,937
     Massachusetts Health & Education
       Facilities Authority (Boston
       University), MBIA, RIBS, 9.456s,
       2031++++                                          5,000      5,600,100
     Massachusetts Industrial Finance
       Agency (Brandeis University), 0s,
       2004                                              1,000        665,760
     Massachusetts Industrial Finance
       Agency (Brandeis University), 0s,
       2005                                              1,000        626,730
     Massachusetts Industrial Finance
       Agency (Brandeis University), 0s,
       2009                                              1,000        483,550
     Massachusetts Industrial Finance
       Agency (Brandeis University), 0s,
       2010                                              1,000        451,700
     Massachusetts Industrial Finance
       Agency (Brandeis University), 0s,
       2011                                                500        211,835
     Massachusetts Industrial Finance
       Agency (Curry College), 8s, 2010                    605        597,565
     Massachusetts Industrial Finance
       Agency (Curry College), 8s, 2014                  1,975      1,985,191
     Massachusetts Industrial Finance
       Agency (Emerson College), 8.9s, 2018              1,000      1,098,000
     Massachusetts Industrial Finance
       Agency (Lesley College), 6.3s, 2025               2,000      2,041,780
                                                                --------------
                                                                 $ 24,538,557
 --  --------------------------------------  -----------------  --------------
    Water and Sewer Utility Revenue - 8.8%
     Massachusetts Water Resources
       Authority, 6.5s, 2019                            $8,000   $  8,767,360
     Massachusetts Water Resources
       Authority, 5.5s, 2022                             5,150      4,917,787
     Massachusetts Water Resources
       Authority, AMBAC, 5.25s, 2015                     5,000      4,817,200
     Massachusetts Water Resources
       Authority, MBIA, 5.25s, 2020                      4,500      4,230,090
                                                                --------------
                                                                 $ 22,732,437
 --  --------------------------------------  -----------------  --------------
Total Municipal Bonds (Identified Cost, $237,153,610)            $252,223,255
 -------------------------------------------------------------  --------------

Floating Rate Demand Notes - 0.3%
-----------------------------------------------------------------------------
                                           Principal Amount
Issuer                                        (000 Omitted)        Value
 ------------------------------- --------  ----------------------------
Massachusetts Health & Education
  Facilities Authority, due 7/01/05                    $300     $300,000
Massachusetts Health & Education
  Facilities Authority (Boston
  University),
  due 7/01/05                                           600      600,000
-----------------------------------------  ----------------------------
Total Floating Rate Demand Notes, at Identified Cost            $900,000
----------------------------------------------------------- -----------

Portfolio of Investments (Unaudited) - continued

Rights
-----------------------------------------------------------------------------
                                          Principal Amount
Issuer                                        (000 Omitted)            Value
-----------------------------------------  ----------------- ---------------
Georgia Municipal Electric Authority
  Power  Co., due 2016                                 $ 10     $      1,919
-----------------------------------------  ----------------- ---------------
Total Rights (Identified Cost, $131,400)                        $      1,919
-----------------------------------------------------------  ---------------
Total Investments (Identified Cost, $238,185,010)               $253,315,155

Other Assets, Less Liabilities - 1.8%                              4,387,766
-----------------------------------------------------------------------------
Net Assets - 100.0%                                             $257,702,921
-----------------------------------------------------------  ---------------


Portfolio Footnotes
[S.]Indexed security.
++++Inverse floating rate security.
 ###Security segregated as collateral for an open futures contract.

See notes to financial statements

Financial Statements

Statements of Assets and Liabilities (Unaudited)
-----------------------------------------------------------------------------

                                                       Alabama      Arkansas    California       Florida
September 30, 1996                                        Fund          Fund          Fund          Fund
------------------------------------------------- ------------ ------------- -------------  -------------
Assets:
 Investments -
  Identified cost                                 $80,988,773  $155,437,353  $269,725,237  $ 92,119,794
  Unrealized appreciation                           4,463,414     6,022,064    15,272,028     4,714,935
                                                  ------------ ------------- -------------  -------------
    Total, at value                               $85,452,187  $161,459,417  $284,997,265  $ 96,834,729
 Cash                                                  99,543        66,229        61,627           999
 Receivable for Fund shares sold                       49,733       193,179       230,122       133,163
 Receivable for investments sold                    1,272,499     1,033,434     3,335,492            --
 Receivable for daily variation margin on
   open futures contracts                                  --        14,062       119,531        42,187
 Interest receivable                                1,479,001     2,369,249     4,259,528     1,785,177
 Deferred organization expenses                            --         1,954            --         1,442
 Other assets                                           1,002         2,074         3,355        12,028
                                                  ------------ ------------- -------------  -------------
    Total assets                                  $88,353,965  $165,139,598  $293,006,920  $ 98,809,725
                                                  ------------ ------------- -------------  -------------
Liabilities:
 Distributions payable                            $   224,679  $    377,595  $    741,476  $    246,445
 Payable for Fund shares reacquired                    85,552       404,193       326,134       287,011
 Payable for investments purchased                    984,818     1,000,000            --            --
 Payable to affiliates -
  Management fee                                        3,928         7,377         9,668         4,445
  Shareholder servicing agent fee                       1,110         2,058         3,827         1,296
  Distribution fee                                      2,203         4,354        10,025         4,046
 Accrued expenses and other liabilities                48,891        71,790       106,452        31,156
                                                  ------------ ------------- -------------  -------------
    Total liabilities                             $ 1,351,181  $  1,867,367  $  1,197,582  $    574,399
                                                  ------------ ------------- -------------  -------------
Net assets                                        $87,002,784  $163,272,231  $291,809,338  $ 98,235,326
                                                  ------------ ------------- -------------  -------------
Net assets consist of:
 Paid-in capital                                  $81,912,883  $165,483,101  $289,730,010  $100,132,271
 Unrealized appreciation on investments             4,463,414     5,927,982    14,918,884     4,432,692
 Accumulated undistributed net realized  gain
  (loss) on investments                               508,232    (7,940,245)  (12,465,515)   (6,368,394)
 Accumulated undistributed (distributions in
  excess of) net investment income                    118,255      (198,607)     (374,041)       38,757
                                                  ------------ ------------- -------------  -------------
    Total                                         $87,002,784  $163,272,231  $291,809,338  $ 98,235,326
                                                  ============ ============= =============  =============
Shares of beneficial interest outstanding:
 Class A                                            7,597,077    15,900,607    45,637,171     8,535,048
 Class B                                              644,437       808,175     6,339,642     1,471,705
 Class C                                                   --            --       714,226            --
                                                  ------------ ------------- -------------  -------------
    Total shares of beneficial interest
      outstanding                                   8,241,514    16,708,782    52,691,039    10,006,753
                                                  ------------ ------------- -------------  -------------
Net assets:
 Class A                                          $80,199,665  $155,376,409  $252,745,955  $ 83,789,379
 Class B                                            6,803,119     7,895,822    35,102,670    14,445,947
 Class C                                                   --            --     3,960,713            --
                                                  ------------ ------------- -------------  -------------
    Total net assets                              $87,002,784  $163,272,231  $291,809,338  $ 98,235,326
                                                  ------------ ------------- -------------  -------------
Class A shares:
 Net asset value and redemption price per share
  (net assets / shares of beneficial interest
  outstanding)                                         $10.56        $ 9.77         $5.54        $ 9.82
                                                  ------------ ------------- -------------  -------------
 Offering price per share (100 / 95.25 of net
  asset value per share)                               $11.09        $10.26         $5.82        $10.31
                                                  ------------ ------------- -------------  -------------
Class B shares:
 Net asset value and offering price per share
   (net assets / shares of beneficial interest
   outstanding)                                        $10.56         $9.77        $ 5.54        $ 9.82
                                                  ------------ ------------- -------------  -------------
Class C shares:
 Net asset value and offering price per share
   (net assets / shares of beneficial interest
   outstanding)                                            --            --        $ 5.55            --
                                                  ------------ ------------- -------------  -------------

                                                       Georgia      Maryland       Massachusetts
September 30, 1996                                        Fund          Fund                Fund
------------------------------------------------- ------------ -------------  ------------------
Assets:
 Investments -
  Identified cost                                  $68,817,594  $137,056,608        $238,185,010
  Unrealized appreciation                            5,173,541     7,338,437          15,130,145
                                                  ------------ -------------  ------------------
    Total, at value                                $73,991,135  $144,395,045        $253,315,155
 Cash                                                   36,576        62,029              94,493
 Receivable for Fund shares sold                        15,581       243,912             105,833
 Receivable for investments sold                        25,000     1,823,724           2,188,843
 Receivable for daily variation margin on open
  futures contracts                                     14,063        60,469              56,250
 Interest receivable                                 1,238,368     2,306,661           4,147,310
 Deferred organization expenses                             --            --                  --
 Other assets                                              897         1,705               2,944
                                                  ------------ -------------  ------------------
    Total assets                                   $75,321,620  $148,893,545        $259,910,828
                                                  ------------ -------------  ------------------
Liabilities:
 Distributions payable                             $   150,366  $    290,133        $    627,286
 Payable for Fund shares reacquired                      4,209       174,394             142,383
 Payable for investments purchased                          --            --           1,361,437
 Payable to affiliates -
  Management fee                                         2,772         5,472               9,540
  Shareholder servicing agent fee                          983         1,325               3,262
  Distribution fee                                       2,177         5,661               8,180
 Accrued expenses and other liabilities                 54,717        47,348              55,819
                                                  ------------ -------------  ------------------
    Total liabilities                              $   215,224  $    524,333        $  2,207,907
                                                  ------------ -------------  ------------------
Net assets                                         $75,106,396  $148,369,212        $257,702,921
                                                  ------------ -------------  ------------------
Net assets consist of:
 Paid-in capital                                   $74,024,368  $145,581,406        $249,194,636
 Unrealized appreciation on investments              5,137,334     6,933,889          14,991,320
 Accumulated undistributed net realized gain
  (loss) on investments                             (3,971,075)   (3,804,065)         (5,798,339)
 Accumulated undistributed (distributions in
  excess of) net investment income                     (84,231)     (342,018)           (684,696)
                                                  ------------ -------------  ------------------
    Total                                          $75,106,396  $148,369,212        $257,702,921
                                                  ------------ -------------  ------------------
Shares of beneficial interest outstanding:
 Class A                                             6,174,893    12,044,577          22,191,343
 Class B                                               990,406     1,397,960           1,301,205
 Class C                                                    --            --                  --
                                                  ------------ -------------  ------------------
    Total shares of beneficial interest
      outstanding                                    7,165,299    13,442,537          23,492,548
                                                  ------------ -------------  ------------------
Net assets:
 Class A                                           $64,721,273  $132,947,869        $243,421,208
 Class B                                            10,385,123    15,421,343          14,281,713
 Class C                                                    --            --                  --
                                                  ------------ -------------  ------------------
    Total net assets                               $75,106,396  $148,369,212        $257,702,921
                                                  ------------ -------------  ------------------
Class A shares:
 Net asset value and redemption price per share
  (net assets / shares of beneficial interest
  outstanding)                                          $10.48        $11.04              $10.97
                                                  ------------ -------------  ------------------
 Offering price per share (100 / 95.25 of net
  asset value per share)                                $11.00        $11.59              $11.52
                                                  ------------ -------------  ------------------
Class B shares:
 Net asset value and offering price per share
   (net assets / shares of beneficial interest
   outstanding)                                         $10.49        $11.03              $10.98
                                                  ------------ -------------  ------------------
Class C shares:
 Net asset value and offering price per share
   (net assets / shares of beneficial interest
   outstanding)                                             --            --                  --
                                                  ------------ -------------  ------------------

  On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

See notes to financial statements

Statements of Operations (Unaudited)

------------------------------------------------------------------------------------------------------------------
                                                             Alabama      Arkansas      California        Florida
Six Months Ended September 30, 1996                             Fund          Fund            Fund           Fund
------------------------------------------------------ ------------- ------------- ---------------  -------------
Net investment income:
 Interest income                                          $2,813,218    $5,208,964     $ 8,899,193     $3,126,728
                                                       ------------- ------------- ---------------  -------------
 Expenses -
  Management fee                                          $  241,650    $  471,766     $   804,492     $  278,773
  Trustees' compensation                                       8,912         9,649          23,723          3,376
  Shareholder servicing agent fee (Class A)                   61,008       122,752         189,930         65,316
  Shareholder servicing agent fee (Class B)                    7,182         8,670          38,574         15,713
  Shareholder servicing agent fee (Class C)                       --            --           3,173             --
  Distribution and service fee (Class A)                     101,679        81,835              --             --
  Distribution and service fee (Class B)                      32,645        34,727         146,087         58,452
  Distribution and service fee (Class C)                          --            --          21,151             --
  Custodian fee                                               11,359        33,795          60,119         22,090
  Printing                                                     3,670        11,301          17,070          3,030
  Postage                                                      2,185         2,737           8,046          2,469
  Auditing fees                                               15,038        15,976          16,026         13,888
  Legal fees                                                   1,334         1,265           3,916          2,836
  Amortization of organization expenses                           --           128              --            486
  Miscellaneous                                               18,710        38,750          56,197         25,280
                                                       ------------- ------------- ---------------  -------------
    Total expenses                                        $  505,372    $  833,351     $ 1,388,504     $  491,709
  Fees paid indirectly                                        (3,995)       (7,560)        (16,064)        (5,488)
  Preliminary reduction of expenses by investment
  adviser and distributor                                         --            --        (219,419)            --
                                                       ------------- ------------- ---------------  -------------
    Net expenses                                          $  501,377    $  825,791     $ 1,153,021     $  486,221
                                                       ------------- ------------- ---------------  -------------
     Net investment income                                $2,311,841    $4,383,173     $ 7,746,172     $2,640,507
                                                       ------------- ------------- ---------------  -------------
Realized and unrealized gain (loss) on investments:
 Realized gain (loss) (identified cost basis) -
  Investment transactions                                 $ (169,137)   $ (366,763)    $(1,821,867)    $ (433,301)
  Futures contracts                                               --        46,577         235,402         48,718
                                                       ------------- ------------- ---------------  -------------
    Net realized gain (loss) on investments               $ (169,137)   $ (320,186)    $(1,586,465)    $ (384,583)
                                                       ------------- ------------- ---------------  -------------
 Change in unrealized appreciation (depreciation) -
  Investments                                             $  417,514    $  588,660     $ 2,908,579     $  595,138
  Futures contracts                                               --       (94,082)       (339,320)      (342,298)
                                                       ------------- ------------- ---------------  -------------
   Net unrealized gain (loss) on investments              $  417,514    $  494,579     $ 2,569,259     $  252,840
                                                       ------------- ------------- ---------------  -------------
    Net realized and unrealized gain (loss) on
      investments                                         $  248,377    $  174,393     $   982,794     $ (131,743)
                                                       ------------- ------------- ---------------  -------------
    Increase in net assets from operations                $2,560,218    $4,557,566     $ 8,728,967     $2,508,764
                                                       ============= ============= ===============  =============

                                                             Georgia      Maryland    Massachusetts
Six Months Ended September 30, 1996                             Fund          Fund             Fund
------------------------------------------------------ ------------- -------------  ---------------
Net investment income:
 Interest income                                          $2,442,631    $4,771,411      $ 8,767,027
                                                       ------------- -------------  ---------------
 Expenses -
  Management fee                                          $  210,599    $  409,367      $   708,094
  Trustees' compensation                                       7,235         9,664            9,488
  Shareholder servicing agent fee (Class A)                   49,862       101,069          184,165
  Shareholder servicing agent fee (Class B)                   11,355        15,999           13,980
  Shareholder servicing agent fee (Class C)                       --            --               --
  Distribution and service fee (Class A)                      83,104       235,827          429,717
  Distribution and service fee (Class B)                      51,616        72,722           63,175
  Distribution and service fee (Class C)                          --            --               --
  Custodian fee                                               16,339        30,386           51,999
  Printing                                                     3,611            --            7,170
  Postage                                                         --         2,801            5,769
  Auditing fees                                               12,962        13,962           28,162
  Legal fees                                                     682         3,770           23,733
  Amortization of organization expenses                           --            --               --
  Miscellaneous                                                7,467        23,821           57,533
                                                       ------------- -------------  ---------------
    Total expenses                                        $  454,832    $  919,388      $ 1,582,985
  Fees paid indirectly                                        (6,078)      (24,024)         (13,220)
  Preliminary reduction of expenses by investment
    adviser and distributor                                  (12,240)      (20,159)         (41,690)
                                                       ------------- -------------  ---------------
    Net expenses                                          $  436,514    $  875,205      $ 1,528,075
                                                       ------------- -------------  ---------------
     Net investment income                                $2,006,117    $3,896,206      $ 7,238,952
                                                       ------------- -------------  ---------------
Realized and unrealized gain (loss) on investments:
 Realized gain (loss) (identified cost basis) -
  Investment transactions                                 $ (170,671)   $  166,430      $(1,091,908)
  Futures contracts                                          (14,299)      547,354           93,080
                                                       ------------- -------------  ---------------
    Net realized gain (loss) on investments               $ (184,970)   $  713,784      $  (998,828)
                                                       ------------- -------------  ---------------
 Change in unrealized appreciation (depreciation) -
  Investments                                             $  238,832    $ (214,271)     $   548,494
  Futures contracts                                          (12,328)     (691,309)        (145,756)
                                                       ------------- -------------  ---------------
   Net unrealized gain (loss) on investments              $  226,504    $ (905,580)     $   402,738
                                                       ------------- -------------  ---------------
    Net realized and unrealized gain (loss) on
      investments                                         $   41,534    $ (191,796)     $  (596,090)
                                                       ------------- -------------  ---------------
    Increase in net assets from operations                $2,047,650    $3,704,410      $ 6,642,862
                                                       ============= =============  ===============

See notes to financial statements

Statements of Changes in Net Assets (Unaudited)

---------------------------------------------------------------------------------------------------------------
                                                           Alabama       Arkansas    California        Florida
Six Months Ended September 30, 1996                           Fund           Fund          Fund           Fund
---------------------------------------------------- ------------- -------------- -------------  -------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                 $ 2,311,841   $  4,383,173  $  7,746,172   $  2,640,507
 Net realized gain (loss) on investments                  (169,137)      (320,186)   (1,586,465)      (384,583)
 Net unrealized gain (loss) on investments                 417,514        494,579     2,569,259        252,840
                                                     ------------- -------------- -------------  -------------
  Increase in net assets from operations               $ 2,560,218   $  4,557,566  $  8,728,966   $  2,508,764
                                                     ------------- -------------- -------------  -------------
Distributions declared to shareholders -
 From net investment income (Class A)                  $(2,132,579)  $ (4,153,812) $ (6,840,502)  $ (2,286,150)
 From net investment income (Class B)                     (144,322)      (166,260)     (789,542)      (310,987)
 From net investment income (Class C)                           --             --       (92,848)            --
                                                     ------------- -------------- -------------  -------------
  Total distributions declared to shareholders         $(2,276,901)  $ (4,320,072) $ (7,722,892)  $ (2,597,137)
                                                     ------------- -------------- -------------  -------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                      $ 1,811,873   $  4,307,369  $ 81,453,368   $ 19,530,696
 Net asset value of shares issued to shareholders
   in reinvestment of distributions                        931,454      1,936,694     3,295,186      1,017,979
 Cost of shares reacquired                              (4,647,082)   (24,065,537)  (92,789,729)   (24,225,873)
                                                     ------------- -------------- -------------  -------------
  Decrease in net assets from Fund share
    transactions                                       $(1,903,755)  $(17,821,474) $ (8,041,175)  $ (3,677,198)
                                                     ------------- -------------- -------------  -------------
   Total increase (decrease) in net assets             $(1,620,438)  $(17,583,980) $ (7,035,101)  $ (3,765,571)
                                                     ------------- -------------- -------------  -------------
Net assets:
 At beginning of period                                 88,623,222    180,856,211   298,844,439    102,000,897
                                                     ------------- -------------- -------------  -------------
 At end of period                                      $87,002,784   $163,272,231  $291,809,338   $ 98,235,326
                                                     ============= ============== =============  =============
Accumulated undistributed (distributions in excess
  of) net investment income included in net assets
  at end of period                                     $   118,255   $   (198,607) $   (374,041)  $     38,757
                                                     ============= ============== =============  =============

                                                           Georgia      Maryland  Massachusetts
Six Months Ended September 30, 1996                           Fund          Fund           Fund
---------------------------------------------------- ------------- -------------  -------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                 $ 2,006,117  $  3,896,206   $  7,238,952
 Net realized gain (loss) on investments                  (184,970)      713,784       (998,828)
 Net unrealized gain (loss) on investments                 226,504      (905,580)       402,738
                                                     ------------- -------------  -------------
  Increase in net assets from operations               $ 2,047,651  $  3,704,410   $  6,642,862
                                                     ------------- -------------  -------------
Distributions declared to shareholders -
 From net investment income (Class A)                  $(1,723,526) $ (3,399,705)  $ (6,596,110)
 From net investment income (Class B)                     (224,962)     (314,722)      (294,957)
 From net investment income (Class C)                           --            --             --
                                                     ------------- -------------  -------------
  Total distributions declared to shareholders         $(1,948,488) $ (3,714,427)  $ (6,891,067)
                                                     ------------- -------------  -------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                      $ 2,283,829  $  5,108,989   $ 32,568,007
 Net asset value of shares issued to shareholders
   in reinvestment of distributions                      1,027,708     1,976,238      3,148,889
 Cost of shares reacquired                              (6,692,748)  (11,696,594)   (38,578,880)
                                                     ------------- -------------  -------------
  Decrease in net assets from Fund share
    transactions                                       $(3,381,211) $ (4,611,367)  $ (2,861,984)
                                                     ------------- -------------  -------------
   Total increase (decrease) in net assets             $(3,282,049) $ (4,621,384)  $ (3,110,189)
                                                     ------------- -------------  -------------
Net assets:
 At beginning of period                                 78,388,444   152,990,596    260,813,110
                                                     ------------- -------------  -------------
 At end of period                                      $75,106,396  $148,369,212   $257,702,921
                                                     ============= =============  =============
Accumulated undistributed (distributions in excess
  of) net investment income included in net assets
  at end of period                                     $   (84,231) $   (342,018)  $   (684,696)
                                                     ============= =============  =============

Statements of Changes in Net Assets

                                                           Alabama       Arkansas     California        Florida
Year Ended March 31, 1996                                     Fund           Fund           Fund           Fund
---------------------------------------------------- ------------- -------------- --------------  -------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                 $ 4,645,750   $  9,720,089  $  16,357,698   $  5,341,258
 Net realized gain (loss) on investments                 1,777,244     (1,676,263)     3,656,753      1,919,706
 Net unrealized gain (loss) on investments                (188,403)     3,646,737      2,718,243        532,266
                                                     ------------- -------------- --------------  -------------
  Increase in net assets from operations               $ 6,234,591   $ 11,690,563  $  22,732,694   $  7,793,230
                                                     ------------- -------------- --------------  -------------
Distributions declared to shareholders -
 From net investment income (Class A)                  $(4,413,702)  $ (9,375,278) $ (14,676,735)  $ (4,746,329)
 From net investment income (Class B)                     (225,971)      (326,899)    (1,505,089)      (605,261)
 From net investment income (Class C)                           --             --       (175,874)            --
 In excess of net investment income (Class A)                   --             --       (237,111)        (4,074)
 In excess of net investment income (Class B)                   --             --        (24,316)          (519)
 In excess of net investment income (Class C)                   --             --         (2,841)            --
                                                     ------------- -------------- --------------  -------------
  Total distributions declared to shareholders         $(4,639,673)  $ (9,702,177) $ (16,621,966)  $ (5,356,183)
                                                     ------------- -------------- --------------  -------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                      $ 6,801,657   $ 10,722,904  $  95,667,192   $ 43,564,467
 Net asset value of shares issued to shareholders
   in reinvestment of distributions                      1,862,845      4,417,313      7,228,615      1,872,446
 Cost of shares reacquired                              (9,836,700)   (30,608,486)  (115,238,042)   (48,433,974)
                                                     ------------- -------------- --------------  -------------
  Decrease in net assets from Fund share
    transactions                                       $(1,172,198)  $(15,468,269) $ (12,342,235)  $ (2,997,061)
                                                     ------------- -------------- --------------  -------------
  Total increase (decrease) in net assets              $   422,720   $(13,479,883) $  (6,231,507)  $   (560,014)
Net assets:
 At beginning of period                                 88,200,502    194,336,094    305,075,946    102,560,911
                                                     ------------- -------------- --------------  -------------
 At end of period                                      $88,623,222   $180,856,211  $ 298,844,439   $102,000,897
                                                     ============= ============== ==============  =============
Accumulated undistributed (distributions in excess
  of) net investment income included in net assets
  at end of period                                     $    83,314   $   (261,708) $    (397,322)  $     (4,593)
                                                     ============= ============== ==============  =============

                                                           Georgia      Maryland   Massachusetts
Year Ended March 31, 1996                                     Fund          Fund            Fund
---------------------------------------------------- ------------- -------------  --------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                $  4,164,450  $  7,873,071    $ 14,526,680
 Net realized gain (loss) on investments                  (260,587)   (1,568,663)      3,156,482
 Net unrealized gain (loss) on investments               1,210,949     3,005,501         533,091
                                                     ------------- -------------  --------------
  Increase in net assets from operations              $  5,114,812  $  9,309,909    $ 18,216,253
                                                     ------------- -------------  --------------
Distributions declared to shareholders -
 From net investment income (Class A)                 $ (3,749,712) $ (7,300,383)   $(14,053,457)
 From net investment income (Class B)                     (414,738)     (552,380)       (473,223)
 From net investment income (Class C)                           --            --              --
 In excess of net investment income (Class A)              (19,210)           --         (35,743)
 In excess of net investment income (Class B)               (2,125)           --          (1,204)
 In excess of net investment income (Class C)                   --            --              --
                                                     ------------- -------------  --------------
  Total distributions declared to shareholders        $ (4,185,785) $ (7,852,763)   $(14,563,627)
                                                     ------------- -------------  --------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                     $  9,527,957  $ 11,754,356    $ 41,490,140
 Net asset value of shares issued to shareholders
   in reinvestment of distributions                      2,180,065     4,256,011       6,631,937
 Cost of shares reacquired                             (17,375,838)  (21,005,744)    (62,188,200)
                                                     ------------- -------------  --------------
  Decrease in net assets from Fund share
    transactions                                      $ (5,667,816) $ (4,995,377)   $(14,066,123)
                                                     ------------- -------------  --------------
  Total increase (decrease) in net assets             $ (4,738,789) $ (3,538,231)   $(10,413,497)
Net assets:
 At beginning of period                                 83,127,233   156,528,827     271,226,607
                                                     ------------- -------------  --------------
 At end of period                                     $ 78,388,444  $152,990,596    $260,813,110
                                                     ============= =============  ==============
Accumulated undistributed (distributions in excess
  of) net investment income included in net assets
  at end of period                                    $   (141,860) $   (523,799)   $ (1,032,582)
                                                     ============= =============  ==============

See notes to financial statements

Financial Highlights

---------------------------------------------------------------------------------------------------------
                                                  Alabama Fund
------------------------------------------------- -----------------------------  ---------  ------------
                                                  Six Months                               Two Months
                                                  Ended            Year Ended              Ended
                                                  September 30,    March 31,               March 31,
------------------------------------------------- ---------------- ------------  ---------  ------------
                                                  1996             1996         1995       1994
------------------------------------------------- ---------------- ------------  ---------  ------------
                                                  Class A
------------------------------------------------- ---------------- ------------  ---------  ------------
                                                  (Unaudited)
------------------------------------------------- ---------------- ------------  ---------  ------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                $    10.52     $ 10.34     $ 10.27     $ 10.98
                                                  ---------------- ------------  ---------  ------------
Income from investment operations# -
 Net investment incomeS.                             $  0.28        $  0.55     $  0.56     $  0.09
 Net realized and unrealized gain (loss) on
   investments                                          0.04           0.18        0.09       (0.71)
                                                  ---------------- ------------  ---------  ------------
  Total from investment operations                   $  0.32        $  0.73     $  0.65     $ (0.62)
                                                  ---------------- ------------  ---------  ------------
Less distributions declared to shareholders -
 From net investment income                          $ (0.28)       $ (0.55)    $ (0.55)    $ (0.08)
 From net realized gain on investments                    --             --          --          --
 In excess of net investment income++++                   --             --          --       (0.01)
 In excess of net realized gain on investments            --             --       (0.03)         --
                                                  ---------------- ------------  ---------  ------------
  Total distributions declared to shareholders       $ (0.28)       $ (0.55)    $ (0.58)    $ (0.09)
                                                  ---------------- ------------  ---------  ------------
Net asset value - end of period                      $ 10.56        $ 10.52     $ 10.34     $ 10.27
                                                  ================ ============  =========  ============
Total return++                                         3.05%+++       7.13%       6.51%       (5.66)%+++
Ratios (to average net assets)/Supplemental data[S.]:
 Expenses##                                            1.09%+         1.14%       1.15%       1.18%+
 Net investment income                                 5.32%+         5.18%       5.47%       5.17%+
Portfolio turnover                                       12%            37%         30%          4%
Net assets at end of period (000 omitted)            $80,200        $82,484     $83,805     $81,501
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ##For the fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the year ended January 31, 1992, the per share distribution in excess of net investment income was $0.004.
[S.]The investment adviser and/or the distributor voluntarily waived a portion of their management and distribution fee, respectively, for the periods indicated. If these fees had been incurred by the
    Fund, the net investment income per share and the ratios would have been:
     Net investment income                                --        $  0.54     $ 0.55      $ 0.09
     Ratios (to average net assets):
      Expenses                                            --          1.24%      1.25%       1.28%+
      Net investment income                               --          5.08%      5.37%       5.07%+

                                                  Alabama Fund
------------------------------------------------- --------------  ---------  -------------------

                                                  Year Ended
                                                  January 31,
------------------------------------------------- --------------  ---------  -------------------
                                                  1994           1993       1992      1991
------------------------------------------------- --------------  ---------  -------------------
                                                  Class A
------------------------------------------------- --------------  ---------  -------------------
                                                  (Unaudited)
------------------------------------------------- --------------  ---------  -------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period               $  10.33     $   9.95   $   9.65    $  9.53
                                                  --------------  ---------  -------------------
Income from investment operations# -
 Net investment income[S.]                          $   0.55     $   0.56   $   0.60    $  0.59
 Net realized and unrealized gain (loss) on
   investments                                          0.69         0.41       0.41       0.08
                                                  --------------  ---------  -------------------
  Total from investment operations                  $   1.24     $   0.97   $   1.01    $  0.67
                                                  --------------  ---------  -------------------
Less distributions declared to shareholders -
 From net investment income                         $  (0.54)    $  (0.58)  $  (0.65)   $ (0.55)
 From net realized gain on investments                 (0.04)       (0.01)     (0.06)        --
 In excess of net investment income++++                (0.01)          --       0.00         --
 In excess of net realized gain on investments            --           --         --         --
                                                  --------------  ---------  -------------------
  Total distributions declared to shareholders      $  (0.59)    $  (0.59)  $  (0.71)   $ (0.55)
                                                  --------------  ---------  -------------------
Net asset value - end of period                     $  10.98     $  10.33   $   9.95    $  9.65
                                                  ==============  =========  ===================
Total return++                                        12.26%       10.08%     10.92%      7.31%
Ratios (to average net assets)/Supplemental data[S.]:
 Expenses##                                            1.21%        1.08%      0.95%      0.57%+
 Net investment income                                 5.13%        5.79%      6.19%      6.63%+
Portfolio turnover                                       12%          17%        23%        64%
Net assets at end of period (000 omitted)           $ 87,344     $ 67,678   $ 48,476    $22,076
  +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ##For the fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the year ended January 31, 1992, the per share distribution in excess of net investment income was $0.004.
[S.]The investment adviser and/or the distributor voluntarily waived a portion of their management and distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income                          $   0.54     $   0.55   $   0.59    $  0.52
     Ratios (to average net assets):
      Expenses                                         1.31%        1.18%      1.08%      1.33%+
      Net investment income                            5.03%        5.69%      6.06%      5.87%+

See notes to financial statements

-----------------------------------------------------------------------------------------------------------
                                     Alabama Fund
 -----------------------------------------------------------------   ---------------------  --------------
                                     Six Months                               Two Months
                                     Ended             Year Ended             Ended        Year Ended
                                     September 30,     March 31,              March 31,    January 31,
 ----------------------------------------------------  ------------  ---------------------  --------------
                                     1996              1996         1995      1994         1994**
 ----------------------------------------------------  ------------  ---------------------  --------------
                                     Class B
 ----------------------------------------------------  ------------  ---------------------  --------------
                                     (Unaudited)
 ----------------------------------------------------  ------------  ---------------------  --------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of
  period                                 $ 10.52        $ 10.34      $ 10.27     $  10.98       $ 10.93
                                     ----------------  ------------  ---------------------  --------------
Income from investment operations# -
 Net investment income                   $  0.28        $  0.46      $  0.47     $   0.08       $  0.18
 Net realized and unrealized gain
  (loss) on  investments                   (0.02)          0.18         0.09        (0.71)         0.07
                                     ----------------  ------------  ---------------------  --------------
  Total from investment operations       $  0.26        $  0.64      $  0.56     $  (0.63)      $  0.25
                                     ----------------  ------------  ---------------------  --------------
Less distributions declared to
  shareholders -
 From net investment income              $ (0.22)       $ (0.46)     $  (0.46)   $  (0.08)      $ (0.18)
 From net realized gain on
  investments                                  --            --            --          --         (0.02)
 In excess of net realized gain on
  investments                                  --            --         (0.03)         --            --
                                     ----------------  ------------  ---------------------  --------------
  Total distributions declared to
  shareholders                           $ (0.22)       $ (0.46)     $  (0.49)   $  (0.08)      $ (0.20)
                                     ----------------  ------------  ---------------------  --------------
Net asset value - end of period          $ 10.56        $ 10.52      $  10.34    $  10.27       $ 10.98
                                     ================  ============  =====================  ==============
Total return                               2.62%+++       6.25%         5.64%      (5.79)%+++      2.29%+++
Ratios (to average net assets)/Supplemental data:
 Expenses##                                1.91%+         1.96%         1.97%       2.01%+        1.98%+
 Net investment income                     4.51%+         4.34%         4.63%       4.30%+        3.98%+
Portfolio turnover                           12%            37%           30%          4%           12%
Net assets at end of period (000
  omitted)                               $ 6,803        $ 6,139      $  4,396    $  2,849       $ 2,269

 **For the period from the commencement of offering Class B shares, September
   7, 1993 to January 31, 1994.
  +Annualized.
+++Not annualized.
  #Per share data for the periods subsequent to January 31, 1994 are based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

See notes to financial statements

-----------------------------------------------------------------------------------------------------------
                                                   Arkansas Fund
 ------------------------------------------------------------------------------- -----------  ------------
                                                   Six Months                                Two Months
                                                   Ended             Year Ended              Ended
                                                   September 30,     March 31,               March 31,
 ------------------------------------------------------------------  -----------------------  ------------
                                                   1996              1996        1995        1994
 ------------------------------------------------------------------  -----------------------  ------------
                                                   Class A
 ------------------------------------------------------------------  -----------------------  ------------
                                                   (Unaudited)
 ------------------------------------------------------------------  -----------------------  ------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                 $   9.75      $   9.66    $   9.69     $  10.47
                                                   ----------------  -----------------------  ------------
Income from investment operations# -
 Net investment income[S.]                            $   0.26      $   0.50    $   0.53     $   0.09
 Net realized and unrealized gain (loss) on
  investments                                             0.02          0.09        0.02        (0.77)
                                                   ----------------  -----------------------  ------------
  Total from investment operations                    $   0.28      $   0.59    $   0.55     $  (0.68)
                                                   ----------------  -----------------------  ------------
Less distributions declared to shareholders -
 From net investment income                           $  (0.26)     $  (0.50)   $  (0.53)    $  (0.08)
 From net realized gain on investments++++                  --            --          --           --
 In excess of net investment income                         --            --          --        (0.02)
 In excess of net realized gain on investments++++          --            --       (0.05)          --
                                                   ----------------  -----------------------  ------------
  Total distributions declared to shareholders        $  (0.26)     $  (0.50)   $  (0.58)    $  (0.10)
                                                   ----------------  -----------------------  ------------
Net asset value - end of period                       $   9.77      $   9.75    $   9.66     $   9.69
                                                   ================  =======================  ============
Total return++                                           2.78%+++      6.19%       5.90%      (6.61)%+++
Ratios (to average net assets)/Supplemental
  data[S.]:
 Expenses##                                              0.93%+        0.93%       0.75%        0.75%+
 Net investment income                                   5.14%+        5.10%       5.51%        5.21%+
Portfolio turnover                                          3%            6%         24%           1%
Net assets at end of period (000 omitted)             $155,376      $172,907    $187,105     $195,042
   *For the period from the commencement of investment operations, February 3, 1992 to January 31, 1993.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994 are based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the year ended January 31, 1994, the per share distributions from net realized gain on investments and in excess of net realized gain on investments were $0.0015 and $0.0003, respectively, for Class A shares.
[S.]The investment adviser and/or the distributor voluntarily waived a portion of their management and distribution fee, respectively, for the periods indicated. If these fees had been incurred by the
    Fund, the net investment income per share and the ratios would have been:
     Net investment income                                  --            --    $   0.52     $   0.09
     Ratios (to average net assets):
      Expenses                                              --            --       0.82%        0.96%+
      Net investment income                                 --            --       5.43%        5.01%+

                                                           Arkansas Fund
 ------------------------------------------------------------------------  -----------
                                                           Year Ended
                                                           January 31,
 ------------------------------------------------------------------------  -----------
                                                           1994            1993*
 ------------------------------------------------------------------------  -----------
                                                           Class A
 ------------------------------------------------------------------------  -----------
                                                           (Unaudited)
 ------------------------------------------------------------------------  -----------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                        $   9.88      $   9.53
                                                           --------------  -----------
Income from investment operations# -
 Net investment income[S.]                                   $   0.56      $   0.58
 Net realized and unrealized gain (loss) on investments          0.60          0.35
                                                           --------------  -----------
  Total from investment operations                           $   1.16      $   0.93
                                                           --------------  -----------
Less distributions declared to shareholders -
 From net investment income                                  $  (0.55)     $  (0.58)
 From net realized gain on investments++++                       0.00            --
 In excess of net investment income                             (0.02)           --
 In excess of net realized gain on investments++++               0.00            --
                                                           --------------  -----------
  Total distributions declared to shareholders               $  (0.57)     $  (0.58)
                                                           --------------  -----------
Net asset value - end of period                              $  10.47      $   9.88
                                                           ==============  ===========
Total return++                                                 11.95%        10.11%+++
Ratios (to average net assets)/Supplemental data[S.]:
 Expenses##                                                     0.63%         0.16%+
 Net investment income                                          5.30%         6.04%+
Portfolio turnover                                                 3%           10%
Net assets at end of period (000 omitted)                    $203,542      $124,644
   *For the period from the commencement of investment operations, February 3, 1992 to January 31, 1993.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994 are based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the year ended January 31, 1994, the per share distributions from net realized gain on investments and in excess of net realized gain on investments were $0.0015 and $0.0003, respectively, for Class A shares.
[S.]The investment adviser and/or the distributor voluntarily waived a portion of their management and distribution fee, respectively, for the periods indicated.
    If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income                                   $   0.53      $   0.52
     Ratios (to average net assets):
      Expenses                                                  0.91%         0.75%+
      Net investment income                                     5.01%         5.45%+

See notes to financial statements

-------------------------------------------------------------------------------------------------------------
                                                      Arkansas Fund
----------------------------------------------------- -----------------------------  ---------  ------------
                                                      Six Months                               Two Months
                                                      Ended            Year Ended              Ended
                                                      September 30,    March 31,               March 31,
----------------------------------------------------- ---------------- ------------  ---------  ------------
                                                      1996             1996         1995       1994
----------------------------------------------------- ---------------- ------------  ---------  ------------
                                                      Class B
----------------------------------------------------- ---------------- ------------  ---------  ------------
                                                      (Unaudited)
----------------------------------------------------- ---------------- ------------  ---------  ------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                     $  9.75        $  9.65     $  9.69    $  10.47
                                                      ---------------- ------------  ---------  ------------
Income from investment operations# -
 Net investment income[S.]                                $  0.27        $  0.42     $  0.42    $   0.07
 Net realized and unrealized gain (loss) on
   investments                                              (0.04)          0.10        0.01       (0.78)
                                                      ---------------- ------------  ---------  ------------
  Total from investment operations                        $  0.23        $  0.52     $  0.43    $  (0.71)
                                                      ---------------- ------------  ---------  ------------
Less distributions declared to shareholders -
 From net investment income                               $ (0.21)       $ (0.42)    $ (0.42)   $  (0.07)
 From net realized gain on investments++++                     --             --          --          --
 In excess of net investment income++++++                      --             --          --        0.00
 In excess of net realized gain on investments++++             --             --       (0.05)         --
                                                      ---------------- ------------  ---------  ------------
  Total distributions declared to shareholders            $ (0.21)       $ (0.42)    $ (0.47)   $  (0.07)
                                                      ---------------- ------------  ---------  ------------
Net asset value - end of period                           $  9.77        $  9.75     $  9.65    $   9.69
                                                      ================ ============  =========  ============
Total return                                                2.34%+++       5.43%       4.67%     (6.81)%+++
Ratios (to average net assets)/Supplemental data[S.]:
 Expenses##                                                 1.78%+         1.76%       1.84%       1.82%+
 Net investment income                                      4.29%+         4.27%       4.40%       4.11%+
Portfolio turnover                                             3%             6%         24%          1%
Net assets at end of period (000 omitted)                 $ 7,896        $ 7,950     $ 7,231    $  5,895
    **For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31,
      1994.
     +Annualized.
   +++Not annualized.
     #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ++++For the year ended January 31, 1994, the per share distributions from net realized gain on investments and in excess of net realized gain on investments were $0.0015 and $0.0003, respectively, for Class B shares.
++++++For the period ended March 31, 1994 and the year ended January 31, 1994, the per share distributions in excess of net investment income were $0.002 and $0.004, respectively, for Class B Shares.
  [S.]The investment adviser and/or the distributor voluntarily waived a portion of their management and distribution fee, respectively, for the periods indicated. If these fees had been incurred by the
      Fund, the net investment income per share and the ratios would have been:
       Net investment income                                   --             --     $  0.41    $   0.07
       Ratios (to average net assets):
        Expenses                                               --             --        1.91%      2.02%+
        Net investment income                                  --             --        4.33%      3.91%+

                                                      Arkansas Fund
-----------------------------------------------------  --------------
                                                      Year Ended
                                                      January 31,
-----------------------------------------------------  --------------
                                                      1994 **
-----------------------------------------------------  --------------
                                                      Class B
-----------------------------------------------------  --------------
                                                      (Unaudited)
-----------------------------------------------------  --------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                    $ 10.42
                                                       --------------
Income from investment operations# -
 Net investment income[S.]                               $  0.23
 Net realized and unrealized gain (loss) on
   investments                                             (0.04)
                                                       --------------
  Total from investment operations                       $  0.19
                                                       --------------
Less distributions declared to shareholders -
 From net investment income                              $ (0.14)
 From net realized gain on investments++++                  0.00
 In excess of net investment income++++++                   0.00
 In excess of net realized gain on investments++++          0.00
                                                       --------------
  Total distributions declared to shareholders           $ (0.14)
                                                       --------------
Net asset value - end of period                          $ 10.47
                                                       ==============
Total return                                               2.18%+++
Ratios (to average net assets)/Supplemental data[S.]:
 Expenses##                                                1.75%+
 Net investment income                                     3.87%+
Portfolio turnover                                            3%
Net assets at end of period (000 omitted)                $ 5,179
    **For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.
     +Annualized.
   +++Not annualized.
     #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid
      indirectly.
  ++++For the year ended January 31, 1994, the per share
      distributions from net realized gain on investments and in excess of net realized gain on investments were $0.0015 and
      $0.0003, respectively, for Class B shares.
++++++For the period ended March 31, 1994 and the year ended January
      31, 1994, the per share distributions in excess of net
      investment income were $0.002 and $0.004, respectively, for
      Class B Shares.
  [S.]The investment adviser and/or the distributor voluntarily waived a portion of their management and distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
       Net investment income                             $  0.12
       Ratios (to average net assets):
        Expenses                                           3.44%+
        Net investment income                              2.18%+

See notes to financial statements

-----------------------------------------------------------------------------------------------------------
                                                   California Fund
 ------------------------------------------------------------------------------- -----------  ------------
                                                   Six Months                                Two Months
                                                   Ended             Year Ended              Ended
                                                   September 30,     March 31,               March 31,
 ------------------------------------------------------------------  -----------------------  ------------
                                                   1996              1996        1995        1994
 ------------------------------------------------------------------  -----------------------  ------------
                                                   Class A
 ------------------------------------------------------------------  -----------------------  ------------
                                                   (Unaudited)
 ------------------------------------------------------------------  -----------------------  ------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                 $   5.52       $   5.41    $   5.47     $   5.95
                                                   ----------------  -----------------------  ------------
Income from investment operations# -
 Net investment income[S.]                            $   0.15       $   0.30    $   0.31     $   0.05
 Net realized and unrealized gain (loss) on
  investments                                             0.02           0.11       (0.05)       (0.48)
                                                   ----------------  -----------------------  ------------
  Total from investment operations                    $   0.17       $   0.41    $   0.26     $  (0.43)
                                                   ----------------  -----------------------  ------------
Less distributions declared to shareholders -
 From net investment income                           $  (0.15)      $  (0.30)   $  (0.31)    $  (0.04)
 From net realized gain on investments                      --             --          --           --
 In excess of net investment income++++                     --           0.00        0.00        (0.01)
 In excess of net realized gain on investments              --             --       (0.01)          --
                                                   ----------------  -----------------------  ------------
  Total distributions declared to shareholders        $  (0.15)      $  (0.30)   $  (0.32)    $  (0.05)
                                                   ----------------  -----------------------  ------------
Net asset value - end of period                       $   5.54       $   5.52    $   5.41     $   5.47
                                                   ================  =======================  ============
Total return++                                           3.11%+++       7.86%       4.85%      (7.21)%+++
Ratios (to average net assets)/Supplemental
  data[S.]:
 Expenses##                                              0.68%+         0.66%       0.69%        0.68%+
 Net investment income                                   5.42%+         5.48%       5.80%        5.27%+
Portfolio turnover                                         31%            69%         57%           8%
Net assets at end of period (000 omitted)             $252,746       $259,817    $272,161     $313,790
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995. Fund's expenses are calculated without reduction for fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the years ended March 31, 1996 and 1995, the per share distributions in excess of net investment income were $0.0049 and $0.0027, respectively.
[S.]The investment adviser and/or the distributor voluntarily waived a portion of their management fee and/or distribution fee, respectively, for certain of the period indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income                            $   0.15       $   0.29    $   0.30     $   0.05
     Ratios (to average net assets):
      Expenses                                           0.83%+         0.81%       0.84%        0.83%+
      Net investment income                              5.27%+         5.33%       5.65%        5.12%+

                                                           California Fund
 -------------------------------------------------------------------------   ---------------
                                                           Eleven Months
                                                           Ended            Year Ended
                                                           January 31,      February 28,
 -------------------------------------------------------------------------   ---------------
                                                           1994             1993
 -------------------------------------------------------------------------   ---------------
                                                           Class A
 -------------------------------------------------------------------------   ---------------
                                                           (Unaudited)
 -------------------------------------------------------------------------   ---------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                         $   5.88        $   5.42
                                                           ---------------   ---------------
Income from investment operations# -
 Net investment incomeS.                                      $   0.30        $   0.34
 Net realized and unrealized gain (loss) on investments           0.14            0.47
                                                           ---------------   ---------------
  Total from investment operations                            $   0.44        $   0.81
                                                           ---------------   ---------------
Less distributions declared to shareholders -
 From net investment income                                   $  (0.29)       $  (0.34)
 From net realized gain on investments                           (0.07)          (0.01)
 In excess of net investment income++++                          (0.01)             --
 In excess of net realized gain on investments                      --              --
                                                           ---------------   ---------------
  Total distributions declared to shareholders                $  (0.37)       $  (0.35)
                                                           ---------------   ---------------
Net asset value - end of period                               $   5.95        $   5.88
                                                           ===============   ===============
Total return++                                                   7.64%+++       15.55%
Ratios (to average net assets)/Supplemental dataS.:
 Expenses##                                                      0.60%+          0.39%
 Net investment income                                           4.99%+          6.18%
Portfolio turnover                                                 38%             64%
Net assets at end of period (000 omitted)                     $356,419        $272,179
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995. Fund's expenses are calculated without reduction for fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the years ended March 31, 1996 and 1995, the per share distributions in excess of net investment income were $0.0049 and $0.0027, respectively.
[S.]The investment adviser and/or the distributor voluntarily waived a portion of their management fee and/or distribution fee, respectively, for certain of the period indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income                                    $   0.29        $   0.32
     Ratios (to average net assets):
      Expenses                                                   0.78%+          0.77%
      Net investment income                                      4.82%+          5.80%

See notes to financial statements

-------------------------------------------------------------------------------------------------------
                                                      California Fund
----------------------------------------------------- --------------------------  --------- ----------
                                                      Year Ended
                                                      February 28,
----------------------------------------------------- ---------------  ---------  --------- ----------
                                                      1992            1991       1990       1989
----------------------------------------------------- ---------------  ---------  --------- ----------
                                                      Class A
----------------------------------------------------- ---------------  ---------  --------- ----------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                   $   5.26      $  5.19    $  5.06    $  5.08
                                                      ---------------  ---------  --------- ----------
Income from investment operations -
 Net investment incomeS.                                $   0.35      $  0.33    $  0.33    $  0.32
 Net realized and unrealized gain (loss) on
   investments                                              0.20         0.07       0.13      (0.02)
                                                      ---------------  ---------  --------- ----------
  Total from investment operations                      $   0.55      $  0.40    $  0.46    $ (0.30)
                                                      ---------------  ---------  --------- ----------
Less distributions declared to shareholders -
 From net investment income                             $  (0.37)     $ (0.33)   $ (0.33)   $ (0.32)
 From net realized gain on investments                     (0.02)          --         --         --
                                                      ---------------  ---------  --------- ----------
  Total distributions declared to shareholders          $  (0.39)     $ (0.33)   $ (0.33)   $ (0.32)
                                                      ---------------  ---------  --------- ----------
Net asset value - end of period                         $   5.42      $  5.26    $  5.19    $  5.06
                                                      ===============  =========  ========= ==========
Total return++                                            10.69%        8.03%      9.28%      6.07%
Ratios (to average net assets)/Supplemental data[S.]:
 Expenses                                                  0.40%        0.87%      1.00%      1.28%
 Net investment income                                     6.53%        6.39%      6.35%      6.35%
Portfolio turnover                                           73%         102%       243%       188%
Net assets at end of period (000 omitted)               $177,291      $84,551    $68,879    $59,212
   *For the period from the commencement of investment operations, June 18, 1985 to February 28, 1986.
   +Annualized.
 +++Not annualized.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
[S.]The investment adviser and/or the distributor voluntarily waived a portion of their management fee and/or distribution fee, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
    Net investment income                               $   0.33           --         --         --
    Ratios (to average net assets):
     Expenses                                              0.79%           --         --         --
     Net investment income                                 6.14%           --         --         --


                                                      California Fund
-----------------------------------------------------  -------------------------
                                                      Year Ended
                                                      February 28,
-----------------------------------------------------  ------------ ------------
                                                      1988         1987          1986*
-----------------------------------------------------  ------------ ------------  ------------
                                                      Class A
-----------------------------------------------------  ------------ ------------  ------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                  $  5.38       $  5.07      $  4.76
                                                       ------------ ------------  ------------
Income from investment operations -
 Net investment income[S.]                             $  0.31       $  0.32      $  0.20
 Net realized and unrealized gain (loss) on
   investments                                           (0.29)         0.34         0.28
                                                       ------------ ------------  ------------
  Total from investment operations                     $  0.02       $  0.66      $  0.48
                                                       ------------ ------------  ------------
Less distributions declared to shareholders -
 From net investment income                            $ (0.31)      $ (0.33)     $ (0.17)
 From net realized gain on investments                   (0.01)        (0.02)          --
                                                       ------------ ------------  ------------
  Total distributions declared to shareholders         $ (0.32)      $ (0.35)     $ (0.17)
                                                       ------------ ------------  ------------
Net asset value - end of period                        $  5.08       $  5.38      $  5.07
                                                       ============ ============  ============
Total return++                                           0.83%        13.57%        9.77%+++
Ratios (to average net assets)/Supplemental data[S.]:
 Expenses                                                1.20%         1.04%        0.95%+
 Net investment income                                   6.33%         6.25%        7.34%+
Portfolio turnover                                        240%           54%          23%
Net assets at end of period (000 omitted)              $59,479       $62,368      $17,488
   *For the period from the commencement of investment operations, June 18, 1985 to February
    28, 1986.
   +Annualized.
 +++Not annualized.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
[S.]The investment adviser and/or the distributor voluntarily waived a portion of their management fee and/or distribution fee, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income                                  --            --           --
     Ratios (to average net assets):
      Expenses                                              --            --           --
      Net investment income                                 --            --           --

See notes to financial statements

---------------------------------------------------------------------------------------------------------------
                                         California Fund
---------------------------------------- -----------------------------  --------- ------------  --------------
                                         Six Months                               Two Months
                                         Ended            Year Ended              Ended        Year Ended
                                         September 30,    March 31,               March 31,    January 31,
---------------------------------------- ---------------- ------------  --------- ------------  --------------
                                         1996             1996         1995       1994         1994**
---------------------------------------- ---------------- ------------  --------- ------------  --------------
                                         Class B
---------------------------------------- ---------------- ------------  --------- ------------  --------------
                                         (Unaudited)
---------------------------------------- ---------------- ------------  --------- ------------  --------------
Per share data (for a share outstanding throughout each
  period):
Net asset value - beginning of period       $  5.52        $  5.41     $  5.47     $  5.95       $  6.02
                                         ---------------- ------------  --------- ------------  --------------
Income from investment operations# -
 Net investment income[S.]                  $  0.14        $  0.26     $  0.25     $  0.04       $  0.10
 Net realized and unrealized gain (loss)
  on investments  and foreign currency
  transactions                                   --           0.11       (0.05)      (0.48)           --
                                         ---------------- ------------  --------- ------------  --------------
  Total from investment operations          $  0.14        $  0.37     $  0.20     $ (0.44)      $  0.10
                                         ---------------- ------------  --------- ------------  --------------
Less distributions declared to
  shareholders -
 From net investment income                 $ (0.12)       $ (0.26)    $ (0.25)    $ (0.04)      $ (0.10)
 From net realized gain on investments           --             --          --          --         (0.07)
 In excess of net investment income++++          --           0.00          --        0.00          0.00
 In excess of net realized gain on
  investments                                    --             --       (0.01)         --            --
                                         ---------------- ------------  --------- ------------  --------------
  Total distributions declared to
  shareholders                              $ (0.12)       $ (0.26)    $ (0.26)    $ (0.04)      $ (0.17)
                                         ---------------- ------------  --------- ------------  --------------
Net asset value - end of period             $  5.54        $  5.52     $  5.41     $  5.47       $  5.95
                                         ================ ============  ========= ============  ==============
Total return                                  2.65%+++       6.93%       3.73%      (7.38)%+++     1.68%+++
Ratios (to average net
  assets)/Supplemental data[S.]:
 Expenses##                                   1.58%+         1.54%       1.76%       1.69%+        1.60%+
 Net investment income                        4.52%+         4.59%       4.72%       4.18%+        3.64%+
Portfolio turnover                              31%            69%         57%          8%           38%
Net assets at end of period (000
  omitted)                                  $35,103        $34,675     $29,057     $21,252       $19,360
  **For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31,
    1994.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
++++For the year ended March 31, 1996, the two months ended March 31, 1994 and the period ended January 31,
    1994 the per share distributions in excess of net investment income were $0.0041, $0.002 and $0.003, respectively.
[S.]The investment adviser and/or the distributor voluntarily waived a portion of their management fee and/or distribution fee, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income                  $  0.14        $  0.25     $  0.24     $  0.04       $  0.09
     Ratios (to average net assets):
      Expenses                                1.73%+         1.69%       1.91%       1.83%+        1.81%+
      Net investment income                   4.37%+         4.43%       4.57%       4.04%+        3.43%+

See notes to financial statements

---------------------------------------------------------------------------------------------------------------
                                         California Fund
---------------------------------------- -----------------------------  --------- ------------  --------------
                                         Six Months                               Two Months
                                         Ended            Year Ended              Ended        Year Ended
                                         September 30,    March 31,               March 31,    January 31,
---------------------------------------- ---------------- ------------  --------- ------------  --------------
                                         1996             1996         1995       1994         1994***
---------------------------------------- ---------------- ------------  --------- ------------  --------------
                                         Class C
---------------------------------------- ---------------- ------------  --------- ------------  --------------
                                         (Unaudited)
---------------------------------------- ---------------- ------------  --------- ------------  --------------
Per share data (for a share outstanding throughout each
  period):
Net asset value - beginning of period        $  5.53        $  5.42     $  5.48   $   5.95       $  5.89
                                         ---------------- ------------  --------- ------------  --------------
Income from investment operations# -
 Net investment income[S.]                   $  0.15        $  0.25     $  0.26   $   0.03       $  0.01
 Net realized and unrealized gain (loss)
  on investments                                  --           0.11       (0.06)     (0.46)         0.06
                                         ---------------- ------------  --------- ------------  --------------
  Total from investment operations           $  0.15        $  0.36     $  0.20   $  (0.43)      $  0.07
                                         ---------------- ------------  --------- ------------  --------------
Less distributions declared to
  shareholders -
 From net investment income                  $ (0.13)       $ (0.25)    $ (0.25)  $  (0.04)      $ (0.01)
 From net realized gain on investment
  income                                          --             --          --         --            --
 In excess of net investment income++++           --           0.00          --       0.00          0.00
 In excess of net realized gain on
  investments                                     --             --       (0.01)        --            --
                                         ---------------- ------------  --------- ------------  --------------
  Total distributions declared to
  shareholders                               $ (0.13)       $ (0.25)    $ (0.26)  $  (0.04)      $ (0.01)
                                         ---------------- ------------  --------- ------------  --------------
Net asset value - end of period              $  5.55        $  5.53     $  5.42   $   5.48       $  5.95
                                         ================ ============  ========= ============  ==============
Total return                                   2.59%+++       6.77%       3.79%      (7.22)%+++     1.25%+++
Ratios (to average net
  assets)/Supplemental data[S.]:
 Expenses##                                    1.68%+         1.67%       1.69%      1.64%+        2.02%+
 Net investment income                         4.42%+         4.47%       4.79%      3.92%+        1.78%+
Portfolio turnover                               31%            69%         57%         8%           38%
Net assets at end of period (000
  omitted)                                   $ 3,961        $ 4,353     $ 3,858   $  1,701       $   917
 ***For the period from the commencement of offering Class C shares, January 3, 1994 to January 31, 1994.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
++++For the year ended March 31, 1996, the two months ended March 31, 1994 and the period ended January 31,
    1994, the per share distributions in excess of net investment income were $0.004, $0.001 and $0.003, respectively.
[S.]The investment adviser and/or the distributor voluntarily waived a portion of their management fee and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income                   $  0.15        $  0.24     $  0.25   $   0.03            --
     Ratios (to average net assets):
      Expenses                                 1.83%+         1.82%       1.84%      1.80%+        3.53%+
      Net investment income                    4.27%+         4.32%       4.64%      3.77%+        0.27%+

See notes to financial statements

-------------------------------------------------------------------------------------------------------------
                                                      Florida Fund
----------------------------------------------------- -----------------------------  ---------  ------------
                                                      Six Months                               Two Months
                                                      Ended            Year Ended              Ended
                                                      September 30,    March 31,               March 31,
----------------------------------------------------- ---------------- ------------  ---------  ------------
                                                      1996             1996         1995       1994
----------------------------------------------------- ---------------- ------------  ---------  ------------
                                                      Class A
----------------------------------------------------- ---------------- ------------  ---------  ------------
                                                      (Unaudited)
----------------------------------------------------- ---------------- ------------  ---------  ------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                    $  9.82        $  9.60     $  9.65     $  10.63
                                                      ---------------- ------------  ---------  ------------
Income from investment operations# -
 Net investment loss[S.]                                 $  0.27        $  0.52     $  0.54     $   0.09
 Net realized and unrealized gain (loss) on
   investments                                                --           0.22        0.02        (0.98)
                                                      ---------------- ------------  ---------  ------------
  Total from investment operations                       $  0.27        $  0.74     $  0.56     $  (0.89)
                                                      ---------------- ------------  ---------  ------------
Less distributions declared to shareholders -
 From net investment income                              $ (0.27)       $ (0.52)    $ (0.54)    $  (0.08)
 From net realized gain on investments                        --             --       (0.04)          --
 In excess of net investment income++++                       --           0.00          --        (0.01)
 In excess of net realized gain on investments                --             --       (0.03)          --
                                                      ---------------- ------------  ---------  ------------
  Total distributions declared to shareholders           $ (0.27)       $ (0.52)    $ (0.61)    $  (0.09)
                                                      ---------------- ------------  ---------  ------------
Net asset value - end of period                          $  9.82        $  9.82     $  9.60     $   9.65
                                                      ================ ============  =========  ============
Total return++                                             2.66%+++       7.81%       6.07%      (8.39)%+++
Ratios (to average net assets)/Supplemental data[S.]:
 Expenses##                                                0.85%+         0.86%       0.60%        0.77%+
 Net investment income                                     5.33%+         5.26%       5.75%        5.15%+
Portfolio turnover                                           11%            56%        131%          19%
Net assets at end of period (000 omitted)                $83,789        $87,553     $89,894     $108,579
   *For the period from the commencement of investment operations, February 3, 1992 to January 31, 1993.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994 are based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the year ended March 31, 1996, the per share distribution in excess of net investment income was
    $0.0015 for Class A shares.
[S.]The investment advisor and/or the distributor voluntarily waived a portion of their management fee and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income                                    --        $  0.52     $  0.52     $   0.08
     Ratios (to average net assets):
      Expenses                                                --          0.90%       0.83%        1.12%+
      Net investment income                                   --          5.22%       5.52%        4.80%+

                                                      Florida Fund
----------------------------------------------------- -------------- ----------
                                                      Year Ended
                                                      January 31,
----------------------------------------------------- -------------- ----------
                                                      1994           1993*
----------------------------------------------------- -------------- ----------
                                                      Class A
----------------------------------------------------- -------------- ----------
                                                      (Unaudited)
----------------------------------------------------- -------------- ----------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                   $   9.89    $   9.53
                                                      -------------- ----------
Income from investment operations# -
 Net investment loss[S.]                                $   0.57    $   0.58
 Net realized and unrealized gain (loss) on
   investments                                              0.86        0.36
                                                      -------------- ----------
  Total from investment operations                      $   1.43    $   0.94
                                                      -------------- ----------
Less distributions declared to shareholders -
 From net investment income                             $  (0.57)   $  (0.58)
 From net realized gain on investments                     (0.11)         --
 In excess of net investment income++++                    (0.01)         --
 In excess of net realized gain on investments                --          --
                                                      -------------- ----------
  Total distributions declared to shareholders          $  (0.69)   $  (0.58)
                                                      -------------- ----------
Net asset value - end of period                         $  10.63    $   9.89
                                                      ============== ==========
Total return++                                             4.71%      10.28%+
Ratios (to average net assets)/Supplemental data[S.]:
 Expenses##                                                0.49%       0.05%+
 Net investment income                                     5.42%       6.27%+
Portfolio turnover                                           53%         54%
Net assets at end of period (000 omitted)               $124,131    $ 74,329
  *For the period from the commencement of investment operations, February 3,
  1992 to January 31, 1993.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994 are based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the year ended March 31, 1996, the per share distribution in excess of net investment income was $0.0015 for Class A shares.
[S.]The investment advisor and/or the distributor voluntarily waived a portion of their management fee and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income                              $   0.52    $   0.51
     Ratios (to average net assets):
      Expenses                                             0.93%       0.81%+
      Net investment income                                4.97%       5.51%+

See notes to financial statements

---------------------------------------------------------------------------------------------------------------------------------
                                                           Florida Fund
 ---------------------------------------------------------------------------------------   ---------------------  --------------
                                                           Six Months                               Two Months
                                                           Ended             Year Ended             Ended        Year Ended
                                                           September 30,     March 31,              March 31,    January 31,
 --------------------------------------------------------------------------  ------------  ---------------------  --------------
                                                           1996              1996         1995      1994         1994**
 --------------------------------------------------------------------------  ------------  ---------------------  --------------
                                                           Class B
 --------------------------------------------------------------------------  ------------  ---------------------  --------------
                                                           (Unaudited)
 --------------------------------------------------------------------------  ------------  ---------------------  --------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                          $  9.82        $  9.60     $  9.64   $  10.62       $ 10.69
                                                           ----------------  ------------  ---------------------  --------------
Income from investment operations# -
 Net investment lossS.                                         $  0.26        $  0.43     $  0.43   $   0.07       $  0.18
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                             (0.05)          0.22        0.04      (0.98)         0.03
                                                           ----------------  ------------  ---------------------  --------------
  Total from investment operations                             $  0.21        $  0.65     $  0.47   $  (0.91)      $  0.21
                                                           ----------------  ------------  ---------------------  --------------
Less distributions declared to shareholders -
 From net investment income                                    $ (0.21)       $ (0.43)    $ (0.44)  $  (0.06)      $ (0.17)
 From net realized gain on investments                              --             --       (0.04)        --         (0.10)
 In excess of net investment income                                 --           0.00          --      (0.01)        (0.01)
 In excess of net realized gain on investments                      --             --       (0.03)        --            --
                                                           ----------------  ------------  ---------------------  --------------
  Total distributions declared to shareholders                 $ (0.21)       $ (0.43)    $ (0.51)  $  (0.07)      $ (0.28)
                                                           ----------------  ------------  ---------------------  --------------
   Net asset value - end of period                             $  9.82        $  9.82     $  9.60   $   9.64       $ 10.62
                                                           ================  ============  =====================  ==============
Total return                                                     2.20%+++       6.88%       5.06%    (8.55)%+++      4.87%+
Ratios (to average net assets)/Supplemental dataS.:
 Expenses##                                                      1.73%+         1.74%       1.68%      1.82%+        1.64%+
 Net investment income                                           4.44%+         4.36%       4.63%      4.08%+        3.82%+
Portfolio turnover                                                 11%            56%        131%        19%           53%
Net assets at end of period (000 omitted)                      $14,446        $14,448     $12,667   $  7,995       $ 7,244
  **For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994 are based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
++++For the year ended March 31, 1996, the per share distribution in excess of net investment income was $0.0012 for Class B shares.
[S.]The investment advisor and/or the distributor voluntarily waived a portion of their management fee and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income                                          --        $  0.43     $  0.41   $   0.06       $  0.16
     Ratios (to average net assets):
      Expenses                                                      --          1.78%       1.91%      2.17%+        2.09%+
      Net investment income                                         --          4.33%       4.40%      3.72%+        3.38%+

See notes to financial statements

-------------------------------------------------------------------------------------------------------------
                                                      Georgia Fund
----------------------------------------------------- -----------------------------  ---------  ------------
                                                      Six Months                               Two Months
                                                      Ended            Year Ended              Ended
                                                      September 30,    March 31,               March 31,
----------------------------------------------------- ---------------- ------------  ---------  ------------
                                                      1996             1996         1995       1994
----------------------------------------------------- ---------------- ------------  ---------  ------------
                                                      Class A
----------------------------------------------------- ---------------- ------------  ---------  ------------
                                                      (Unaudited)
----------------------------------------------------- ---------------- ------------  ---------  ------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                    $ 10.47        $ 10.35     $ 10.38    $  11.30
                                                      ---------------- ------------  ---------  ------------
Income from investment operations# -
 Net investment income[S.]                               $  0.28        $  0.54     $  0.57    $   0.09
 Net realized and unrealized gain (loss) on
  investments                                               0.01           0.12          --       (0.92)
                                                      ---------------- ------------  ---------  ------------
  Total from investment operations                       $  0.29        $  0.66     $  0.57    $  (0.83)
                                                      ---------------- ------------  ---------  ------------
Less distributions declared to shareholders -
 From net investment income                              $ (0.28)       $ (0.54)    $ (0.56)   $  (0.06)
 From net realized gain on investments                        --             --       (0.01)         --
 In excess of net investment income++++                       --           0.00          --       (0.03)
 In excess of net realized gain on investments                --             --       (0.03)         --
                                                      ---------------- ------------  ---------  ------------
  Total distributions declared to shareholders           $ (0.28)       $ (0.54)    $ (0.60)   $  (0.09)
                                                      ---------------- ------------  ---------  ------------
Net asset value - end of period                          $ 10.48        $ 10.47     $ 10.35    $  10.38
                                                      ================ ============  =========  ============
Total return++                                             2.72%+++       6.48%       5.65%     (7.34)%+++
Ratios (to average net assets)/Supplemental data[S.]:
 Expenses##                                                1.04%+         1.17%       1.14%       1.18%+
 Net investment income                                     5.33%+         5.11%       5.50%       5.05%+
Portfolio turnover                                            8%            65%         56%          5%
Net assets at end of period (000 omitted)                $64,721        $68,183     $74,432    $ 85,878
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the year ended March 31, 1996, the per share distribution in excess of net investment income for
    Class A shares was $0.003.
[S.]The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income                               $  0.28        $  0.53     $  0.56    $   0.09
     Ratios (to average net assets):
      Expenses                                             1.07%+         1.27%       1.24%       1.28%+
      Net investment income                                5.30%+         5.01%       5.40%       4.95%+

                                                      Georgia Fund
----------------------------------------------------- -------------- ----------
                                                      Year Ended
                                                      January 31,
----------------------------------------------------- -------------- ----------
                                                      1994           1993
----------------------------------------------------- -------------- ----------
                                                      Class A
----------------------------------------------------- -------------- ----------
                                                      (Unaudited)
----------------------------------------------------- -------------- ----------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                  $  10.57      $ 10.22
                                                      -------------- ----------
Income from investment operations# -
 Net investment income[S.]                              $  0.57      $  0.58
 Net realized and unrealized gain (loss) on
  investments                                              0.75         0.38
                                                      -------------- ----------
  Total from investment operations                      $  1.32      $  0.96
                                                      -------------- ----------
Less distributions declared to shareholders -
 From net investment income                             $ (0.55)     $ (0.60)
 From net realized gain on investments                    (0.01)       (0.01)
 In excess of net investment income++++                   (0.03)         --
 In excess of net realized gain on investments               --          --
                                                      -------------- ----------
  Total distributions declared to shareholders          $ (0.59)     $ (0.61)
                                                      -------------- ----------
Net asset value - end of period                         $ 11.30      $ 10.57
                                                      ============== ==========
Total return++                                           12.71%        9.56%
Ratios (to average net assets)/Supplemental data[S.]:
 Expenses##                                               1.21%        1.08%
 Net investment income                                    5.10%        5.75%
Portfolio turnover                                          14%          27%
Net assets at end of period (000 omitted)              $ 94,407      $64,649
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the year ended March 31, 1996, the per share distribution in excess of net investment income for Class A shares was $0.003.
[S.]The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income                             $   0.56      $  0.57
     Ratios (to average net assets):
      Expenses                                            1.31%        1.18%
      Net investment income                               5.00%        5.65%

See notes to financial statements

------------------------------------------------------------------------------------------------------
                                                      Georgia Fund
----------------------------------------------------- -------------------------  --------- ----------
                                                      Year Ended
                                                      January 31,
----------------------------------------------------- --------------  ---------  --------- ----------
                                                      1992           1991       1990       1989*
----------------------------------------------------- --------------  ---------  --------- ----------
                                                      Class A
----------------------------------------------------- --------------  ---------  --------- ----------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                   $   9.83      $  9.73    $  9.73   $  9.53
                                                      --------------  ---------  --------- ----------
Income from investment operations -
 Net investment income[S.]                              $   0.61      $  0.63    $  0.66   $  0.32
 Net realized and unrealized gain on investments            0.46         0.12       0.02      0.14
                                                      --------------  ---------  --------- ----------
  Total from investment operations                      $   1.07      $  0.75    $  0.68   $  0.46
                                                      --------------  ---------  --------- ----------
Less distributions declared to shareholders -
 From net investment income                             $  (0.66)     $ (0.63)   $ (0.66)  $ (0.26)
 From net realized gain on investments                     (0.02)       (0.02)     (0.02)       --
                                                      --------------  ---------  --------- ----------
  Total distributions declared to shareholders          $  (0.68)     $ (0.65)   $ (0.68)  $ (0.26)
                                                      --------------  ---------  --------- ----------
Net asset value - end of period                         $  10.22      $  9.83    $  9.73   $  9.73
                                                      ==============  =========  ========= ==========
Total return++                                            11.29%        8.06%      7.19%     7.57%+
Ratios (to average net assets)/Supplemental data[S.]:
 Expenses                                                  0.99%        0.74%      0.42%     0.40%+
 Net investment income                                     6.08%        6.46%      6.72%     6.18%+
Portfolio turnover                                           36%          71%        99%        --
Net assets at end of period (000 omitted)               $ 47,869      $29,214    $12,628   $ 4,383
   *For the period from the commencement of investment operations, June 6, 1988 to January 31, 1989.
   +Annualized.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
[S.]The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income                              $   0.60      $  0.59    $  0.57   $  0.29
     Ratios (to average net assets):
      Expenses                                             1.09%        1.11%      1.31%     1.07%+
      Net investment income                                5.98%        6.09%      5.83%     5.51%+

See notes to financial statements

------------------------------------------------------------------------------------------------------------------
                                                           Georgia Fund
 ---------------------------------------------------------------------------------------   --------- ------------
                                                           Six Months                               Two Months
                                                           Ended             Year Ended             Ended
                                                           September 30,     March 31,              March 31,
 --------------------------------------------------------------------------  ------------  --------- ------------
                                                           1996              1996         1995      1994
 --------------------------------------------------------------------------  ------------  --------- ------------
                                                           Class B
 --------------------------------------------------------------------------  ------------  --------- ------------
                                                           (Unaudited)
 --------------------------------------------------------------------------  ------------  --------- ------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                          $ 10.47        $ 10.36    $ 10.38    $  11.30
                                                           ----------------  ------------  --------- ------------
Income from investment operations# -
 Net investment income[S.]                                     $  0.28        $  0.45    $  0.47    $   0.07
 Net realized and unrealized gain (loss) on investments          (0.03)          0.12       0.02       (0.91)
                                                           ----------------  ------------  --------- ------------
  Total from investment operations                             $  0.25        $  0.57    $  0.49    $  (0.84)
                                                           ----------------  ------------  --------- ------------
Less distributions declared to shareholders -
 From net investment income                                    $ (0.23)       $ (0.46)   $ (0.47)   $  (0.07)
 From net realized gain on investments                              --             --    $ (0.01)         --
 In excess of net investment income++++                             --           0.00         --       (0.01)
 In excess of net realized gain on investments                      --             --      (0.03)         --
                                                           ----------------  ------------  --------- ------------
  Total distributions declared to shareholders                 $ (0.23)       $ (0.46)   $ (0.51)   $  (0.08)
                                                           ----------------  ------------  --------- ------------
Net asset value - end of period                                $ 10.49        $ 10.47    $ 10.36    $  10.38
                                                           ================  ============  ========= ============
Total return                                                     2.40%+++       5.52%      4.88%     (7.47)%+++
Ratios (to average net assets)/Supplemental data[S.]:
 Expenses##                                                      1.86%+         2.00%      1.96%       1.99%+
 Net investment income                                           4.51%+         4.27%      4.66%       4.17%+
Portfolio turnover                                                  8%            65%        56%          5%
Net assets at end of period (000 omitted)                      $10,385        $10,205    $ 8,695    $  6,631
  **For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
++++For the year ended March 31, 1996, the per share distribution in excess of net investment income for Class B shares was $0.002.
[S.]The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income                                     $  0.28             --         --          --
     Ratios (to average net assets):
      Expenses                                                   1.89%+            --         --          --
      Net investment income                                      4.48%+            --         --          --

                                                           Georgia Fund
 ---------------------------------------------------------- --------------
                                                           Year Ended
                                                           January 31,
 ---------------------------------------------------------- --------------
                                                           1994**
 ---------------------------------------------------------- --------------
                                                           Class B
 ---------------------------------------------------------- --------------
                                                           (Unaudited)
 ---------------------------------------------------------- --------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                        $  11.26
                                                            --------------
Income from investment operations# -
 Net investment income[S.]                                   $  0.19
 Net realized and unrealized gain (loss) on investments         0.05
                                                            --------------
  Total from investment operations                           $  0.24
                                                            --------------
Less distributions declared to shareholders -
 From net investment income                                  $ (0.18)
 From net realized gain on investments                       $ (0.01)
 In excess of net investment income++++                        (0.01)
 In excess of net realized gain on investments                    --
                                                            --------------
  Total distributions declared to shareholders               $ (0.20)
                                                            --------------
Net asset value - end of period                              $ 11.30
                                                            ==============
Total return                                                   5.34%+
Ratios (to average net assets)/Supplemental data[S.]:
 Expenses##                                                    1.97%+
 Net investment income                                         3.83%+
Portfolio turnover                                               14%
Net assets at end of period (000 omitted)                    $ 5,766
  **For the period from the commencement of offering of Class B shares,
    September 7, 1993 to January 31, 1994.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
++++For the year ended March 31, 1996, the per share distribution in excess of net investment income for Class B shares was $0.002.
[S.]The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income                                        --
     Ratios (to average net assets):
      Expenses                                                    --
      Net investment income                                       --

See notes to financial statements

--------------------------------------------------------------------------------------------------------------
                                                      Maryland Fund
----------------------------------------------------- ----------------------------- -----------  ------------
                                                      Six Months                                Two Months
                                                      Ended            Year Ended               Ended
                                                      September 30,    March 31,                March 31,
----------------------------------------------------- ---------------- ------------ -----------  ------------
                                                      1996             1996         1995        1994
----------------------------------------------------- ---------------- ------------ -----------  ------------
                                                      Class A
----------------------------------------------------- ---------------- ------------ -----------  ------------
                                                      (Unaudited)
----------------------------------------------------- ---------------- ------------ -----------  ------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                    $  11.04       $  10.94    $  10.89     $  11.81
                                                      ---------------- ------------ -----------  ------------
Income from investment operations# -
 Net investment income[S.]                               $   0.29       $   0.57    $   0.59     $   0.10
 Net realized and unrealized gain (loss) on
  investments                                               (0.01)          0.09        0.09        (0.92)
                                                      ---------------- ------------ -----------  ------------
  Total from investment operations                       $   0.28       $   0.66    $   0.68     $  (0.82)
                                                      ---------------- ------------ -----------  ------------
Less distributions declared to shareholders -
 From net investment income                              $  (0.28)      $  (0.56)   $  (0.59)    $  (0.06)
 From net realized gain on investments                         --             --          --           --
 In excess of net investment income++++                        --             --        0.00        (0.04)
 In excess of net realized gain on investments                 --             --       (0.04)          --
                                                      ---------------- ------------ -----------  ------------
  Total distributions declared to shareholders           $  (0.28)      $  (0.56)   $  (0.63)    $  (0.10)
                                                      ---------------- ------------ -----------  ------------
Net asset value - end of period                          $  11.04       $  11.04    $  10.94     $  10.89
                                                      ================ ============ ===========  ============
Total return++                                              2.55%+++       6.17%       6.51%      (6.96)%+++
Ratios (to average net assets)/Supplemental data[S.]:
 Expenses##                                                 1.13%+         1.19%       1.21%        1.23%+
 Net investment income                                      5.29%+         5.10%       5.46%        4.97%+
Portfolio turnover                                            11%            15%         31%           1%
Net assets at end of period (000 omitted)                $132,948       $139,297    $145,361     $161,290
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994 are based on average shares outstanding.
   ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the year ended March 31, 1995, the share distribution in excess of net investment income was $0.003.
[S.]The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income                               $   0.29             --          --           --
     Ratios (to average net assets):
      Expenses                                              1.19%+            --          --           --
      Net investment income                                 5.64%+            --          --           --

                                                      Maryland Fund
----------------------------------------------------- -------------- -----------
                                                      Year Ended
                                                      January 31,
----------------------------------------------------- -------------- -----------
                                                      1994           1993
----------------------------------------------------- -------------- -----------
                                                      Class A
----------------------------------------------------- -------------- -----------
                                                      (Unaudited)
----------------------------------------------------- -------------- -----------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                   $  11.40     $  11.20
                                                      -------------- -----------
Income from investment operations# -
 Net investment income[S.]                              $   0.62     $   0.67
 Net realized and unrealized gain (loss) on
  investments                                               0.53         0.24
                                                      -------------- -----------
  Total from investment operations                      $   1.15     $   0.91
                                                      -------------- -----------
Less distributions declared to shareholders -
 From net investment income                             $  (0.61)    $  (0.69)
 From net realized gain on investments                     (0.07)       (0.02)
 In excess of net investment income++++                    (0.04)          --
 In excess of net realized gain on investments             (0.02)          --
                                                      -------------- -----------
  Total distributions declared to shareholders          $  (0.74)    $  (0.71)
                                                      -------------- -----------
Net asset value - end of period                         $  11.81     $  11.40
                                                      ============== ===========
Total return++                                            10.27%        8.34%
Ratios (to average net assets)/Supplemental data[S.]:
 Expenses##                                                1.25%        1.14%
 Net investment income                                     5.42%        6.13%
Portfolio turnover                                           25%           5%
Net assets at end of period (000 omitted)               $173,419     $145,794
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994 are based on average shares outstanding.
  ++Total returns for Class A shares do not include the applicable sales charge.
    If the charge had been included, the results would have been lower.
++++For the year ended March 31, 1995, the share distribution in excess of net investment income was $0.003.
[S.]The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income                                    --           --
     Ratios (to average net assets):
      Expenses                                                --           --
      Net investment income                                   --           --

See notes to financial statements

------------------------------------------------------------------------------------------------------------
                                                           Maryland Fund
 ------------------------------------------------------------------------------------  --------- ----------

                                                           Year Ended
                                                           January 31,
 ------------------------------------------------------------------------  ----------- --------- ----------
                                                           1992            1991       1990       1989
 ------------------------------------------------------------------------  ----------- --------- ----------
                                                           Class A
 ------------------------------------------------------------------------  ----------- --------- ----------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                        $  10.97      $  10.79   $ 10.76    $ 10.62
                                                           --------------  ----------- --------- ----------
Income from investment operations -
 Net investment income                                       $   0.70      $   0.70   $  0.69    $  0.69
 Net realized and unrealized gain (loss) on investments          0.31          0.19      0.04       0.14
                                                           --------------  ----------- --------- ----------
  Total from investment operations                           $   1.01      $   0.89   $  0.73    $  0.83
                                                           --------------  ----------- --------- ----------
Less distributions declared to shareholders -
 From net investment income                                  $  (0.76)     $  (0.70)  $ (0.69)   $ (0.69)
 From net realized gain on investments                          (0.02)        (0.01)    (0.01)        --
 From paid-in capital                                              --            --        --         --
                                                           --------------  ----------- --------- ----------
  Total distributions declared to shareholders               $  (0.78)     $  (0.71)  $ (0.70)   $ (0.69)
                                                           --------------  ----------- --------- ----------
Net asset value - end of period                              $  11.20      $  10.97   $ 10.79    $ 10.76
                                                           ==============  =========== ========= ==========
Total return++                                                  9.55%         8.51%     6.90%      8.15%
Ratios (to average net assets)/Supplemental data:
 Expenses                                                       1.16%         1.17%     1.18%      1.14%
 Net investment income                                          6.32%         6.45%     6.33%      6.52%
Portfolio turnover                                                 9%           41%       58%        34%
Net assets at end of period (000 omitted)                    $119,120      $101,742   $93,175    $84,380
++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

                                                           Maryland Fund
 ------------------------------------------------------------------------- ----------

                                                           Year Ended
                                                           January 31,
 ------------------------------------------------------------------------- ----------
                                                           1988            1987
 ------------------------------------------------------------------------- ----------
                                                           Class A
 ------------------------------------------------------------------------- ----------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                         $ 11.20      $  10.44
                                                           --------------- ----------
Income from investment operations -
 Net investment income                                        $  0.68      $   0.71
 Net realized and unrealized gain (loss) on investments         (0.57)         0.78
                                                           --------------- ----------
  Total from investment operations                            $  0.11      $   1.49
                                                           --------------- ----------
Less distributions declared to shareholders -
 From net investment income                                   $ (0.67)     $  (0.73)
 From net realized gain on investments                          (0.01)           --
 From paid-in capital                                           (0.01)           --
                                                           --------------- ----------
  Total distributions declared to shareholders                $ (0.69)     $  (0.73)
                                                           --------------- ----------
Net asset value - end of period                               $ 10.62      $  11.20
                                                           =============== ==========
Total return++                                                  1.25%        14.86%
Ratios (to average net assets)/Supplemental data:
 Expenses                                                       1.10%         1.10%
 Net investment income                                          6.47%         6.60%
Portfolio turnover                                                13%           11%
Net assets at end of period (000 omitted)                     $79,906      $ 81,712
++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

---------------------------------------------------------------------------------------------------------------------------------
                                                           Maryland Fund
 ---------------------------------------------------------------------------------------   ---------------------  --------------
                                                           Six Months                               Two Months
                                                           Ended             Year Ended             Ended        Year Ended
                                                           September 30,     March 31,              March 31,    January 31,
 --------------------------------------------------------------------------  ------------  ---------------------  --------------
                                                           1996              1996         1995      1994         1994**
 --------------------------------------------------------------------------  ------------  ---------------------  --------------
                                                           Class B
 --------------------------------------------------------------------------  ------------  ---------------------  --------------
                                                           (Unaudited)
 --------------------------------------------------------------------------  ------------  ---------------------  --------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                          $ 11.03        $ 10.93     $ 10.88    $ 11.80       $ 11.88
                                                           ----------------  ------------  ---------------------  --------------
Income from investment operations# -
 Net investment income[S.]                                     $  0.29        $  0.48     $  0.51    $  0.08       $  0.22
 Net realized and unrealized gain (loss) on investments          (0.06)          0.10        0.09      (0.91)        (0.01)
                                                           ----------------  ------------  ---------------------  --------------
  Total from investment operations                             $  0.23        $  0.58     $  0.60    $ (0.83)      $  0.21
                                                           ----------------  ------------  ---------------------  --------------
Less distributions declared to shareholders -
 From net investment income                                    $ (0.23)       $ (0.48)    $ (0.51)   $ (0.08)      $ (0.21)
 From net realized gain on investments                              --             --          --         --         (0.05)
 In excess of net investment income++++                             --             --        0.00      (0.01)        (0.01)
 In excess of net realized gain on investments                      --             --       (0.04)        --         (0.02)
                                                           ----------------  ------------  ---------------------  --------------
  Total distributions declared to shareholders                 $ (0.23)       $ (0.48)    $ (0.55)   $ (0.09)      $ (0.29)
                                                           ----------------  ------------  ---------------------  --------------
Net asset value - end of period                                $ 11.03        $ 11.03     $ 10.93    $ 10.88       $ 11.80
                                                           ================  ============  =====================  ==============
Total return                                                     2.19%+++       5.41%       5.75%    (7.08)%+++      4.45%+
Ratios (to average net assets)/Supplemental data[S.]:
 Expenses##                                                      1.84%+         1.91%       1.93%      1.95%+        1.81%+
 Net investment income                                           4.57%+         4.36%       4.73%      4.19%+        4.23%+
Portfolio turnover                                                 11%            15%         31%         1%           25%
Net assets at end of period (000 omitted)                      $15,421        $13,694     $11,168    $ 6,478       $ 5,345
  **For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994 are based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
++++For the year ended March 31, 1995, the per share distribution in excess of net investment income was $0.003.
[S.]The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income                                     $  0.29             --          --         --            --
     Ratios (to average net assets):
      Expenses                                                   1.87%+            --          --         --            --
      Net investment income                                      4.54%+            --          --         --            --

See notes to financial statements

-------------------------------------------------------------------------------------------------------------------
                                                           Massachusetts Fund
 ---------------------------------------------------------------------------------------  ----------- ------------
                                                           Six Months                                Two Months
                                                           Ended             Year Ended              Ended
                                                           September 30,     March 31,               March 31,
 --------------------------------------------------------------------------  ------------ ----------- ------------
                                                           1996              1996         1995       1994
 --------------------------------------------------------------------------  ------------ ----------- ------------
                                                           Class A
 --------------------------------------------------------------------------  ------------ ----------- ------------
                                                           (Unaudited)
 --------------------------------------------------------------------------  ------------ ----------- ------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                         $  10.98       $  10.84     $  10.90    $  11.75
                                                           ----------------  ------------ ----------- ------------
Income from investment operations# -
 Net investment income[S.]                                    $   0.31       $   0.60     $   0.64    $   0.11
 Net realized and unrealized gain (loss) on investments          (0.02)          0.14        (0.03)      (0.85)
                                                           ----------------  ------------ ----------- ------------
  Total from investment operations                            $   0.29       $   0.74     $   0.61    $  (0.74)
                                                           ----------------  ------------ ----------- ------------
Less distributions declared to shareholders -
 From net investment income                                   $  (0.30)      $  (0.60)    $  (0.64)   $  (0.07)
 From net realized gain on investments                              --             --        (0.02)         --
 In excess of net investment income++++                             --           0.00           --       (0.04)
 In excess of net realized gain on investments                      --             --        (0.01)         --
                                                           ----------------  ------------ ----------- ------------
  Total distributions declared to shareholders                $  (0.30)      $  (0.60)    $  (0.67)   $  (0.11)
                                                           ----------------  ------------ ----------- ------------
Net asset value - end of period                               $  10.97       $  10.98     $  10.84    $  10.90
                                                           ================  ============ =========== ============
Total return++                                                   2.63%+++       6.95%        5.89%     (6.34)%+++
Ratios (to average net assets)/Supplemental data[S.]:
 Expenses##                                                      1.16%+         1.17%        1.17%       1.19%+
 Net investment income                                           5.67%+         5.44%        6.01%       5.64%+
Portfolio turnover                                                 17%            31%          31%          4%
Net assets at end of period (000 omitted)                     $243,421       $249,497     $262,551    $277,748
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the year ended March 31, 1996, the per share distribution in excess of net investment income for Class A shares was $0.002.
[S.]The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income                                    $   0.31             --           --          --
     Ratios (to average net assets):
      Expenses                                                   1.19%+            --           --          --
      Net investment income                                      5.64%+            --           --          --


                                                           Massachusetts
                                                           Fund
 ------------------------------------------------------------------------  -----------

                                                           Year Ended
                                                           January 31,
 ------------------------------------------------------------------------  -----------
                                                           1994            1993
 ------------------------------------------------------------------------  -----------
                                                           Class A
 ------------------------------------------------------------------------  -----------
                                                           (Unaudited)
 ------------------------------------------------------------------------  -----------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                        $  11.41      $  11.05
                                                           --------------  -----------
Income from investment operations# -
 Net investment income[S.]                                   $   0.64      $   0.68
 Net realized and unrealized gain (loss) on investments          0.58          0.39
                                                           --------------  -----------
  Total from investment operations                           $   1.22      $   1.07
                                                           --------------  -----------
Less distributions declared to shareholders -
 From net investment income                                  $  (0.64)     $  (0.71)
 From net realized gain on investments                          (0.20)           --
 In excess of net investment income++++                         (0.04)           --
 In excess of net realized gain on investments                     --            --
                                                           --------------  -----------
  Total distributions declared to shareholders               $  (0.88)     $  (0.71)
                                                           --------------  -----------
Net asset value - end of period                              $  11.75      $  11.41
                                                           ==============  ===========
Total return++                                                 11.02%        10.03%
Ratios (to average net assets)/Supplemental data[S.]:
 Expenses##                                                     1.19%         1.08%
 Net investment income                                          5.71%         6.33%
Portfolio turnover                                                30%           32%
Net assets at end of period (000 omitted)                    $300,894      $270,778
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the year ended March 31, 1996, the per share distribution in excess of net investment income for Class A shares was $0.002.
[S.]The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income                                         --            --
     Ratios (to average net assets):
      Expenses                                                     --            --
      Net investment income                                        --            --


See notes to financial statements

--------------------------------------------------------------------------------------------------------
                                                     Massachusetts Fund
---------------------------------------------------- -------------------------- ----------- -----------
                                                     Year Ended
                                                     January 31,
---------------------------------------------------- -------------- ----------- ----------- -----------
                                                     1992           1991        1990        1989
---------------------------------------------------- -------------- ----------- ----------- -----------
                                                     Class A
---------------------------------------------------- -------------- ----------- ----------- -----------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                  $  10.68     $  10.58    $  10.65    $  10.60
                                                     -------------- ----------- ----------- -----------
Income from investment operations -
 Net investment income                                 $   0.73     $   0.71    $   0.72    $   0.72
 Net realized and unrealized gain (loss) on
  investments                                              0.43         0.11       (0.07)       0.05
                                                     -------------- ----------- ----------- -----------
  Total from investment operations                     $   1.16     $   0.82    $   0.65    $   0.77
                                                     -------------- ----------- ----------- -----------
Less distributions declared to shareholders -
 From net investment income                            $  (0.78)    $  (0.72)   $  (0.72)   $  (0.72)
 From net realized gain on investments                       --           --          --          --
 From paid-in capital                                     (0.01)          --          --          --
                                                     -------------- ----------- ----------- -----------
  Total distributions declared to shareholders         $  (0.79)    $  (0.72)   $  (0.72)   $  (0.72)
                                                     -------------- ----------- ----------- -----------
Net asset value - end of period                        $  11.05     $  10.68    $  10.58    $  10.65
                                                     ============== =========== =========== ===========
Total return++                                           11.23%        8.12%       6.28%       7.65%
Ratios (to average net assets)/Supplemental data:
 Expenses                                                 1.06%        1.07%       1.10%       1.07%
 Net investment income                                    6.65%        6.74%       6.75%       6.90%
Portfolio turnover                                          51%          43%         52%         26%
Net assets at end of period (000 omitted)              $239,311     $213,679    $215,381    $212,763
++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

                                                     Massachusetts Fund
---------------------------------------------------- ---------------- -----------
                                                     Year Ended
                                                     January 31,
---------------------------------------------------- ---------------- -----------
                                                     1988             1987
---------------------------------------------------- ---------------- -----------
                                                     Class A
---------------------------------------------------- ---------------- -----------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                   $  11.25      $  10.59
                                                     ---------------- -----------
Income from investment operations -
 Net investment income                                  $   0.71      $   0.74
 Net realized and unrealized gain (loss) on
  investments                                              (0.65)         0.68
                                                     ---------------- -----------
  Total from investment operations                      $   0.06      $   1.42
                                                     ---------------- -----------
Less distributions declared to shareholders -
 From net investment income                             $  (0.71)     $  (0.75)
 From net realized gain on investments                        --         (0.01)
 From paid-in capital                                         --            --
                                                     ---------------- -----------
  Total distributions declared to shareholders          $  (0.71)     $  (0.76)
                                                     ---------------- -----------
Net asset value - end of period                         $  10.60      $  11.25
                                                     ================ ===========
Total return++                                             0.80%        14.10%
Ratios (to average net assets)/Supplemental data:
 Expenses                                                  1.04%         0.87%
 Net investment income                                     6.79%         6.83%
Portfolio turnover                                           27%            7%
Net assets at end of period (000 omitted)               $224,219      $242,119
++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

------------------------------------------------------------------------------------------------------------------
                                                           Massachusetts Fund
 ---------------------------------------------------------------------------------------   --------- ------------
                                                           Six Months                               Two Months
                                                           Ended             Year Ended             Ended
                                                           September 30,     March 31,              March 31,
 --------------------------------------------------------------------------  ------------  --------- ------------
                                                           1996              1996         1995      1994
 --------------------------------------------------------------------------  ------------  --------- ------------
                                                           Class B
 --------------------------------------------------------------------------  ------------  --------- ------------
                                                           (Unaudited)
 --------------------------------------------------------------------------  ------------  --------- ------------
Per share data (for a share outstanding throughout each period):
Net asset value-beginning of period                            $ 10.99        $ 10.84    $ 10.90     $ 11.75
                                                           ----------------  ------------  --------- ------------
Income from investment operations# -
 Net investment income[S.]                                     $  0.31        $  0.52    $  0.55     $  0.09
 Net realized and unrealized gain (loss) on investments          (0.09)          0.15      (0.02)      (0.85)
                                                           ----------------  ------------  --------- ------------
  Total from investment operations                             $  0.22        $  0.67    $  0.53     $ (0.76)
                                                           ----------------  ------------  --------- ------------
Less distributions declared to shareholders -
 From net investment income                                    $ (0.23)       $ (0.52)   $ (0.56)    $ (0.09)
 From net realized gain on investments                              --             --      (0.02)         --
 In excess of net investment income++++                             --           0.00         --          --
 In excess of net realized gain on investments                      --             --      (0.01)         --
                                                           ----------------  ------------  --------- ------------
  Total distributions declared to shareholders                 $ (0.23)       $ (0.52)   $ (0.59)    $ (0.09)
                                                           ----------------  ------------  --------- ------------
Net asset value - end of period                                $ 10.98        $ 10.99    $ 10.84     $ 10.90
                                                           ================  ============  ========= ============
Total return                                                     2.25%+++       6.27%      5.13%     (6.46)%+++
Ratios (to average net assets)/Supplemental data[S.]:
 Expenses##                                                      1.89%+         1.90%      1.89%       1.91%+
 Net investment income                                           4.91%+         4.71%      5.27%       4.89%+
Portfolio turnover                                                 17%            51%        31%          4%
Net assets at end of period (000 omitted)                      $14,282        $11,316    $ 8,676     $ 4,993
  **For the period from the commencement of offering Class B shares, September 7, 1993 to January 31, 1994.
  +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
++++For the year ended March 31, 1996, the per share distribution in excess of net investment income for Class B shares was $0.0013.
[S.]The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income                                     $  0.31             --         --          --
     Ratios (to average net assets):
      Expenses                                                   1.92%+            --         --          --
      Net investment income                                      4.88%+            --         --          --


                                                           Massachusetts Fund
 ---------------------------------------------------------- ------------------
                                                           Year Ended
                                                           January 31,
 ---------------------------------------------------------- ------------------
                                                           1994**
 ---------------------------------------------------------- ------------------
                                                           Class B
 ---------------------------------------------------------- ------------------
                                                           (Unaudited)
 ---------------------------------------------------------- ------------------
Per share data (for a share outstanding throughout each period):
Net asset value-beginning of period                            $ 11.91
                                                            ------------------
Income from investment operations# -
 Net investment income[S.]                                     $  0.23
 Net realized and unrealized gain (loss) on investments           0.04
                                                            ------------------
  Total from investment operations                             $  0.27
                                                            ------------------
Less distributions declared to shareholders -
 From net investment income                                    $ (0.22)
 From net realized gain on investments                           (0.20)
 In excess of net investment income++++                          (0.01)
 In excess of net realized gain on investments                      --
                                                            ------------------
  Total distributions declared to shareholders                 $ (0.43)
                                                            ------------------
Net asset value - end of period                                $ 11.75
                                                            ==================
Total return                                                     5.89%+
Ratios (to average net assets)/Supplemental data[S.]:
 Expenses##                                                      1.81%+
 Net investment income                                           4.62%+
Portfolio turnover                                                 30%
Net assets at end of period (000 omitted)                      $ 4,191
  **For the period from the commencement of offering Class B shares, September
    7, 1993 to January 31, 1994.
  +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
++++For the year ended March 31, 1996, the per share distribution in excess of net investment income for Class B shares was $0.0013.
[S.]The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income                                          --
     Ratios (to average net assets):
      Expenses                                                      --
      Net investment income                                         --

See notes to financial statements

Notes to Financial Statements (Unaudited)

(1) Business and Organization

MFS Municipal Series Trust (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of 16 Funds, as follows: MFS Municipal Income Fund, MFS Alabama Municipal Bond Fund* (Alabama Fund), MFS Arkansas Municipal Bond Fund* (Arkansas Fund), MFS California Municipal Bond Fund* (California Fund), MFS Florida Municipal Bond Fund* (Florida Fund), MFS Georgia Municipal Bond Fund* (Georgia Fund), MFS Maryland Municipal Bond Fund* (Maryland Fund), MFS Massachusetts Municipal Bond Fund* (Massachusetts Fund), MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund. Each Fund, except MFS Municipal Income Fund, is non-diversified.

The Funds denoted with an asterisk above are included within these financial statements.

(2) Significant Accounting Policies

General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each Fund invests primarily in the securities of a single state and its political subdivisions, each Fund is vulnerable to the effects of changes in the legal, political and economic environment of the particular state.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts, options and options on futures contracts listed on commodities exchanges are valued at closing settlement prices. Over-the-counter options are valued by brokers through the use of a pricing model which takes into account closing bond valuations, implied volatility and short-term repurchase rates. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Deferred Organization Expenses - Costs incurred by a Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date of commencement of operations of the Fund.

Futures Contracts - Each Fund may enter into futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. In entering such contracts, each Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Each Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in index contracts, or contracts on related options, for purposes other than hedging may be made when a Fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest rates or securities prices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations.

Fees Paid Indirectly - The Trust's custodian bank calculates its fee based on each Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by each Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on each Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions paid by each Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable each Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders. Distributions to shareholders are recorded on the ex-dividend date.

Notes to Financial Statements (Unaudited)

Each Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

At March 31, 1996, the following Funds, for federal income tax purposes, had capital loss carryforwards which may be applied against any net taxable realized gains of each succeeding year until the earlier of their utilization or expiration.

                       Arkansas     California       Florida       Georgia           Maryland       Massachusetts
Expiration Date            Fund           Fund          Fund          Fund               Fund                Fund
 ================ ============= ============== ============= ============= ==================  ==================
March 31, 2002     $       --    $   277,504    $       --    $       --       $       --         $       --
March 31, 2003             --     10,212,078     5,923,777     2,399,843               --          3,052,342
March 31, 2004      7,618,347        403,290            --     1,339,129        4,231,087          1,732,935
                  ------------- -------------- ------------- ------------- ------------------  ------------------
 Total             $7,618,347    $10,892,872    $5,923,777    $3,738,972       $4,231,087         $4,785,277
                  ============= ============== ============= ============= ==================  ==================

Multiple Classes of Shares of Beneficial Interest - Each Fund offers both Class A and Class B shares. The California Fund offers Class C shares. The three classes of shares differ in their respective shareholder servicing agent, distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on settled shares outstanding, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates

Investment Adviser - The Trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.55% of each Fund's average daily net assets. The investment adviser did not impose a portion of its fee with respect to the California, Georgia, Maryland and Massachusetts Funds, which is reflected as a preliminary reduction of expenses in the Statement of Operations.

The Trust pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Trust, all of whom receive remuneration for their services to the Trust from MFS. Certain of the officers and Trustees of the Trust are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD) and MFS Service Center, Inc. (MFSC). The Trust has an unfunded defined benefit plan for all its independent Trustees and Mr. Bailey. Included in Trustees' compensation for the period ended September 30, 1996 is a net periodic pension expense for each Fund, as follows:

     Alabama  Arkansas   California   Florida     Georgia        Maryland    Massachusetts
      Fund      Fund        Fund       Fund         Fund           Fund           Fund
 ==  ======== ========= ============  ======== ============== ============== ==============
     $1,866    $1,603      $5,732      $  --       $2,397         $2,576         $2,400

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $5,872, $24,040, $25,569, $5,907, $5,086, $17,853 and $17,040 as its portion of the sales charge on sales of Class A shares of the Alabama, Arkansas, California, Florida, Georgia, Maryland and Massachusetts Funds, respectively for the period ended September 30, 1996.

The Trustees have adopted separate distribution plans for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each Class A distribution plan provides that each Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer who enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer, a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Fund. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $29,039, $19,472, $9,847, $27,095 and $87,289 for the Alabama, Arkansas, Georgia, Maryland and Massachusetts Funds for the period ended September 30, 1996. Fees incurred under these distribution plans during the period ended September 30, 1996 were 0.25%, 0.10%, 0.25%, 0.35%, and 0.35% of each Fund's average daily net assets attributable to Class A shares on an annualized basis for the Alabama, Arkansas, Georgia, Maryland and Massachusetts Funds, respectively. Service fees payments made under the distribution plan by the Arkansas Fund have been established by the Trustees of the Trust at up to 0.10%, subject to increase on such date or dates as the Trustees of the Trust may determine. Distribution fee payments made under the Class A distribution plan by the Alabama, Arkansas, California, Florida, and Georgia Funds will commence on such date to be determined by the Trustees.

The Class B and Class C distribution plans provide that each Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. The service fee is currently suspended for the California and Florida Funds' Class B shares held over one year. Except in the case of the 0.25% per annum first year service fee, service fees payable under the Arkansas Fund's Class B distribution plan have been established by the Trustees of the Trust at up to 0.10%, subject to increase on such date or dates as the Trustees of the Trust may determine. Except in the case of the 0.25% per annum Class B service fee paid by the California Fund and the Florida Fund upon the sale of Class B shares, payment of the Class B service fee will be suspended until such date as the Trustees of the Trust may determine. MFD will pay to securities dealers who enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $2,012, $1,412, $1,815, $2,414 and $888 for the Alabama, Arkansas, Georgia, Maryland and Massachusetts Funds, respectively for Class B shares. MFS retains the service fee for accounts not attributable to a securities dealer, which amounted to $4,194 for the California Fund for Class C shares. Fees incurred under each Fund's Class B distribution plan during the period ended September 30, 1996 were 1.00%, 0.88%, 0.83%, 0.82%, 1.00%, 1.00% and 1.00%, of each of the Fund's average daily net assets attributable to Class B shares for the Alabama, Arkansas, California, Florida, Georgia, Maryland and Massachusetts Funds, respectively, on an annualized basis. Fees incurred under the Class C distribution plan during the period ended September 30, 1996 were 1.00% of the California Fund's average daily net assets attributable to Class C shares on an annualized basis.

Purchases over $1 million of Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following such purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class C shares in the event of a shareholder redemption within 12 months of purchases made on or after April 1, 1996. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended September 30, 1996 on Class A, Class B and Class C shares were as follows:

                  Alabama   Arkansas   California    Florida    Georgia  Maryland    Massachusetts
CDSC imposed         Fund       Fund         Fund       Fund       Fund      Fund             Fund
 =============== ========  ========= ============  =========  =========  =========  ===============
Class A           $   --    $    --    $ 1,686     $    10    $    --    $   --       $    --
                 --------  --------- ------------  ---------  ---------  ---------  ---------------
Class B           $4,093    $10,259    $74,715     $26,470    $15,625    $7,986       $14,252
                 --------  --------- ------------  ---------  ---------  ---------  ---------------
Class C           $   --    $    --    $   664     $    --    $    --    $   --       $    --
                 --------  --------- ------------  ---------  ---------  ---------  ---------------

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder serving agent. The fee is calculated as a percentage of the average daily net assets of each class of shares at an effective annual rate of up to 0.15%, up to 0.22% and up to 0.15% attributable to Class A, Class B and Class C shares, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions and short-term obligations were as follows (000 omitted):

                Alabama   Arkansas   California    Florida   Georgia   Maryland    Massachusetts
                   Fund       Fund         Fund       Fund      Fund       Fund             Fund
 ============ =========  ========= ============  =========  =========  =========  ===============
Purchases      $10,378    $ 5,588    $88,117     $10,790    $5,779     $15,301      $45,596
Sales          $12,543    $21,784    $97,493     $14,791    $8,412     $22,460      $43,663

The cost and unrealized appreciation or depreciation in value of the investments owned by the Funds, as computed on a federal income tax basis, are as follows (000 omitted):

                                      Alabama    Arkansas  California    Florida    Georgia   Maryland   Massachusetts
                                         Fund        Fund        Fund       Fund       Fund       Fund            Fund
 =================================  ========= =======================  =========  =========  ========= ===============
Aggregate cost                      $80,989    $155,437    $269,725     $92,120   $68,818    $137,057     $238,185
                                    ========= =======================  =========  =========  ========= ===============
Gross unrealized appreciation       $ 4,233    $  5,116    $ 14,791     $ 4,320   $ 5,157    $  6,490     $ 13,817
Gross unrealized (depreciation)        (230)       (906)       (481)       (395)      (17)       (848)      (1,313)
                                    --------- -----------------------  ---------  ---------  --------- ---------------
 Net unrealized appreciation        $ 4,463    $  6,022    $ 15,272     $ 4,715   $ 5,174    $  7,338     $ 15,130
                                    ========= =======================  =========  =========  ========= ===============

(5) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

 Class A Shares                                        Alabama Fund           Arkansas Fund
                                                -------------------------------------------
Period Ended September 30, 1996 (000 Omitted)     Shares     Amount     Shares       Amount
 =============================================  ===================  =========  ============
Shares sold                                       101     $ 1,061        400     $  3,882
Shares issued to shareholders in reinvestment
  of distributions                                 83         869        191        1,858
Shares reacquired                                (428)     (4,470)    (2,425)     (23,491)
                                                -------------------  ---------  ------------
 Net decrease                                    (244)    $(2,540)    (1,834)    $(17,751)
                                                ===================  =========  ============

Year Ended March 31, 1996 (000 Omitted)           Shares     Amount     Shares       Amount
 =============================================  ===================  =========  ============
Shares sold                                       461     $ 4,854        952     $  9,317
Shares issued to shareholders in reinvestment
  of distributions                                167       1,774        433        4,248
Shares reacquired                                (893)     (9,492)    (3,027)     (29,685)
                                                -------------------  ---------  ------------
 Net decrease                                    (265)    $(2,864)    (1,642)    $(16,120)
                                                ===================  =========  ============

 Class A Shares                                         California Fund          Florida Fund
                                                ---------------------------------------------
Period Ended September 30, 1996 (000 Omitted)       Shares       Amount    Shares      Amount
 ============================================= =======================  ========= ===========
Shares sold                                       13,858    $  75,928     1,884     $ 18,335
Shares issued to shareholders in reinvestment
  of distributions                                   525        2,883        92          896
Shares reacquired                                (15,830)     (86,745)   (2,356)     (22,910)
                                               -----------------------  --------- -----------
 Net decrease                                     (1,447)   $  (7,934)     (380)    $ (3,679)
                                               =======================  ========= ===========

Year Ended March 31, 1996 (000 Omitted)             Shares       Amount    Shares      Amount
 ============================================= =======================  ========= ===========
Shares sold                                       14,785    $  82,615     4,022     $ 39,659
Shares issued to shareholders in reinvestment
  of distributions                                 1,157        6,424       164        1,624
Shares reacquired                                (19,147)    (106,882)   (4,632)     (45,774)
                                               -----------------------  --------- -----------
 Net decrease                                     (3,205)   $ (17,843)     (446)    $ (4,491)
                                               =======================  ========= ===========

 Class A Shares                                                               Georgia Fund
                                                                    ----------------------
Period Ended September 30, 1996 (000 Omitted)                           Shares      Amount
 ===============================================  ======== ========  ========= ===========
Shares sold                                                              119     $  1,238
Shares issued to shareholders in
  reinvestment of distributions                                           87          910
Shares reacquired                                                       (546)      (5,695)
                                                                     --------- -----------
 Net decrease                                                           (340)    $ (3,547)
                                                                     ========= ===========

Year Ended March 31, 1996 (000 Omitted)                               Shares       Amount
 ===============================================  ======== ========  ========= ===========
Shares sold                                                              599     $  6,335
Shares issued to shareholders in reinvestment
  of distributions                                                       186        1,962
Shares reacquired                                                     (1,458)     (15,415)
                                                                     --------- -----------
 Net decrease                                                           (673)    $ (7,118)
                                                                     ========= ===========

Class B Shares                                         Alabama Fund          Arkansas Fund
                                                  ----------------------------------------
Period Ended September 30, 1996 (000 Omitted)       Shares   Amount     Shares      Amount
 ===============================================  ======== ========  ========= ===========
Shares sold                                           72    $  751        44     $    425
Shares issued to shareholders in reinvestment
  of distributions                                     6        62         8           79
Shares reacquired                                    (17)     (177)      (59)        (575)
                                                  -------- --------  --------- -----------
 Net increase (decrease)                              61    $  636        (7)    $    (71)
                                                  ======== ========  ========= ===========

Year Ended March 31, 1996 (000 Omitted)             Shares   Amount     Shares      Amount
 ===============================================  ======== ========  ========= ===========
Shares sold                                          183    $1,948       143     $  1,406
Shares issued to shareholders in
  reinvestment of distributions                        8        88        17          169
Shares reacquired                                    (33)     (345)      (94)        (923)
                                                  -------- --------  --------- -----------
 Net increase                                        158    $1,691        66     $    652
                                                  ======== ========  ========= ===========

Class B Shares                                                                Georgia Fund
                                                                    ----------------------
Period Ended September 30, 1996 (000 Omitted)                           Shares      Amount
 ===============================================  ======== ========  ========= ===========
Shares sold                                                              100     $  1,046
Shares issued to shareholders in
  reinvestment of distributions                                           11          117
Shares reacquired                                                        (96)        (998)
                                                                     --------- -----------
 Net increase                                                             15     $    165
                                                                     ========= ===========

Year Ended March 31, 1996 (000 Omitted)                                 Shares      Amount
 ===============================================  ======== ========  ========= ===========
Shares sold                                                              301     $  3,193
Shares issued to shareholders in
  reinvestment of distributions                                           21          218
Shares reacquired                                                       (186)      (1,961)
                                                                     --------- -----------
 Net increase                                                            136     $  1,450
                                                                     ========= ===========

Class C Shares
Period Ended September 30, 1996 (000 Omitted)
 ===============================================  ======== ========  ========= ===========
Shares sold
Shares issued to shareholders in reinvestment
  of distributions
Shares reacquired
 Net decrease

Year Ended March 31, 1996 (000 Omitted)
 ===============================================  ======== ========  ========= ===========
Shares sold
Shares issued to shareholders in
  reinvestment of distributions
Shares reacquired
 Net increase

 Class A Shares                                           Maryland Fund      Massachusetts Fund
                                                  --------------------------------------------
Period Ended September 30, 1996 (000 Omitted)        Shares      Amount    Shares        Amount
 ===============================================  ====================  =========  ============
Shares sold                                           257    $  2,806     2,635     $ 29,006
Shares issued to shareholders in
  reinvestment of distributions                       164       1,801       302        2,983
Shares reacquired                                    (978)    (10,930)   (3,470)     (37,803)
                                                  --------------------  ---------  ------------
 Net decrease                                        (557)   $ (6,323)     (533)    $ (5,814)
                                                  ====================  =========  ============

Year Ended March 31, 1996 (000 Omitted)              Shares      Amount    Shares        Amount
 ===============================================  ====================  =========  ============
Shares sold                                           576    $  6,386     3,359     $ 37,357
Shares issued to shareholders in reinvestment
  of distributions                                    358       3,959       576        6,281
Shares reacquired                                  (1,602)    (17,764)   (5,434)     (60,354)
                                                  --------------------  ---------  ------------
 Net decrease                                        (668)   $ (7,419)   (1,499)    $(16,716)
                                                  ====================  =========  ============

Class B Shares                                          California Fund            Florida Fund
                                                  --------------------------------------------
Period Ended September 30, 1996 (000 Omitted)        Shares      Amount    Shares        Amount
 ===============================================  ====================  =========  ============
Shares sold                                           877    $  4,803       123     $  1,196
Shares issued to shareholders in reinvestment
  of distributions                                     68         371        13          122
Shares reacquired                                    (890)     (4,880)     (135)      (1,316)
                                                  --------------------  ---------  ------------
 Net increase (decrease)                               55    $    294         1     $      2
                                                  ====================  =========  ============

Year Ended March 31, 1996 (000 Omitted)              Shares      Amount    Shares        Amount
 ===============================================  ====================  =========  ============
Shares sold                                         1,980    $ 11,011       396     $  3,905
Shares issued to shareholders in
  reinvestment of distributions                       130         724        25          249
Shares reacquired                                  (1,194)     (6,655)     (269)      (2,660)
                                                  --------------------  ---------  ------------
 Net increase                                         916    $  5,080       152     $  1,494
                                                  ====================  =========  ============

Class B Shares                                            Maryland Fund      Massachusetts Fund
                                                  --------------------------------------------
Period Ended September 30, 1996 (000 Omitted)        Shares      Amount    Shares        Amount
 ===============================================  ====================  =========  ============
Shares sold                                           211    $  2,303       327     $  3,562
Shares issued to shareholders in
  reinvestment of distributions                        16         175        15          166
Shares reacquired                                     (70)       (766)      (71)        (776)
                                                  --------------------  ---------  ------------
 Net increase                                         157    $  1,712       271     $  2,952
                                                  ====================  =========  ============

Year Ended March 31, 1996 (000 Omitted)              Shares      Amount    Shares        Amount
 ===============================================  ====================  =========  ============
Shares sold                                           485    $  5,368       374     $  4,133
Shares issued to shareholders in
  reinvestment of distributions                        27         297        23          251
Shares reacquired                                    (292)     (3,242)     (166)      (1,834)
                                                  --------------------  ---------  ------------
 Net increase                                         220    $  2,423       231     $  2,550
                                                  ====================  =========  ============


Class C Shares                                                                  California Fund
                                                  =========            -----------------------
Period Ended September 30, 1996 (000 Omitted)                              Shares        Amount
 ===============================================  ====================  =========  ============
Shares sold                                                                132       $   722
Shares issued to shareholders in reinvestment
  of distributions                                                           7            40
Shares reacquired                                                         (213)       (1,165)
                                                  =========             ---------  ------------
 Net decrease                                                              (74)      $  (403)
                                                  =========             =========  ============

Year Ended March 31, 1996 (000 Omitted)                                    Shares        Amount
 ===============================================  ====================  =========  ============
Shares sold                                                                368       $ 2,042
Shares issued to shareholders in
  reinvestment of distributions                                             14            80
Shares reacquired                                                         (307)       (1,701)
                                                  =========             ---------  ------------
 Net increase                                                               75       $   421
                                                  =========             =========  ============

(6) Line of Credit

The Trust entered into an agreement which enables each of the Funds to participate with other funds managed by MFS in an unsecured line of credit with a bank which permits borrowings up to $350 million, collectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to each of the Funds for the period ended September 30, 1996 ranged from $391 to $1,428.

(7) Financial Instruments

The Trust trades financial instruments with off-balance sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

                                                                                          Unrealized
Fund                      Description           Expiration  Contracts    Position      Depreciation
====================  ==================================== ============ ===========  ===============
Arkansas Fund        U.S. Treasury Bonds      December 1996      50        Short        $ 94,082
California Fund      U.S. Treasury Bonds      December 1996     425        Short        $353,144
Florida Fund         U.S. Treasury Bonds      December 1996     150        Short        $282,243
Georgia Fund         U.S. Treasury Bonds      December 1996      50        Short        $ 36,207
Maryland Fund        U.S. Treasury Bonds      December 1996     215        Short        $404,548
Massachusetts Fund   U.S. Treasury Bonds      December 1996     200        Short        $138,824

At September 30, 1996, each Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

The Trust also invests in indexed securities whose value may be linked to interest rates, commodities, indices or other financial indicators. Indexed securities are fixed-income securities whose proceeds at maturity (principal-indexed securities) or interest rates (coupon-indexed securities) rise and fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself. The following is a summary of such securities held at September 30, 1996:

                                                                                               Principal
                                                                                               Amount                  Unrealized
Fund                                  Description                                    Index  (000 Omitted)    Value     Depreciation
 ================ ===================================================== ================================= =========================
Alabama Fund      Puerto Rico Telephone Authority Rev., 5.59s, 2004             J.J. Kenny     $1,000       $  930,210     $ 69,790
Arkansas Fund     Puerto Rico Telephone Authority Rev., 5.59s, 2004             J.J. Kenny     $4,000       $3,720,840     $279,160
                  Puerto Rico Public Buildings Authority, 6.285s, 2016  PSA Municipal Swap     $2,000       $1,845,240     $154,760
Maryland Fund     Puerto Rico Public Buildings Authority, 6.285s, 2016  PSA Municipal Swap     $3,000       $2,767,860     $232,140

                      ---------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

The MFS Family of Funds(R)
America's Oldest Mutual Fund Group

The members of the MFS Family of Funds are grouped below according to the types of securities in their portfolios. For free prospectuses containing more complete information, including the exchange privilege and all charges and expenses, please contact your financial adviser or call MFS at 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime). This material should be read carefully before investing or sending money.

Stock                                        World
-------------------------------------        ------------------------------------------
Massachusetts Investors Trust                MFS(R)/Foreign & Colonial Emerging Markets
                                               Equity Fund
Massachusetts Investors Growth Stock Fund
                                             MFS(R)/Foreign & Colonial International
MFS(R) Capital Growth Fund                     Growth Fund

MFS(R) Emerging Growth Fund                  MFS(R)/Foreign & Colonial International
                                               Growth and Income Fund
MFS(R) Gold & Natural Resources Fund
                                             MFS(R) World Asset Allocation Fund (SM)
MFS(R) Growth Opportunities Fund
                                             MFS(R) World Equity Fund
MFS(R) Managed Sectors Fund
                                             MFS(R) World Governments Fund
MFS(R) OTC Fund
                                             MFS(R) World Growth Fund
MFS(R) Research Fund
                                             MFS(R) World Total Return Fund
MFS(R) Value Fund

Stock and Bond                               National Tax-Free Bond
---------------------------------------      -------------------------------------------
MFS(R) Total Return Fund                     MFS(R) Municipal Bond Fund

MFS(R) Utilities Fund                        MFS(R) Municipal High Income Fund

Bond                                         MFS(R) Municipal Income Fund
---------------------------------------
MFS(R) Bond Fund                             State Tax-Free Bond
                                             --------------------------------------------
MFS(R) Government Mortgage Fund              Alabama, Arkansas, California, Florida,
                                             Georgia, Maryland, Massachusetts,
MFS(R) Government Securities Fund            Mississippi, New York, North Carolina,
                                             Pennsylvania, South Carolina, Tennessee,
MFS(R) High Income Fund                      Virginia, West Virginia

MFS(R) Intermediate Income Fund
                                             Money Market
MFS(R) Strategic Income Fund                 --------------------------------------------
                                             MFS(R) Cash Reserve Fund
Limited Maturity Bond
---------------------------------------      MFS(R) Government Money Market Fund
MFS(R) Government Limited Maturity Fund
                                             MFS(R) Money Market Fund
MFS(R) Limited Maturity Fund

MFS(R) Municipal Limited Maturity Fund

Ads Illustrate MFS' Unparalleled Experience

[rounded box]

                           MERCURY GEMINI APOLLO MFS

                     [long-distance shot of earth from moon]

MFS' new advertisements look back at some of the most important events of the twentieth century to demonstrate a simple point -- no other fund company can match MFS' experience. MFS has been managing money for investors since 1924 when we "invented" the nation's first fund, Massachusetts Investors Trust.

Print and broadcast ads will offer dramatic portraits of what that 72 years' worth of experience means. By the time the Apollo rockets began taking off for the moon, for example, MFS had already been exploring the universe of stocks for more than four decades. The company was also on the scene, as other ads will illustrate, when Louis Armstrong was redefining jazz and when the great racehorse Whirlaway was galloping to a Triple Crown victory.

As MFS Chairman Keith Brodkin emphasizes, in today's increasingly competitive mutual fund industry, it's important to have a recognizable brand name. The goal of the MFS ad campaign is to increase public awareness of the company and its unique role in the industry as the inventor of the mutual fund.

The across-the-board strength of the MFS Family of Funds(R) will be highlighted in the print ads, which cite the performance results and Morningstar ratings of various MFS funds.

The broadcast ads appear on a number of cable and network television news and sports programs. The print ads appear in newspapers such as The Wall Street Journal and USA Today; in financial magazines such as Kiplinger's Personal Finance and Money, and in leisure magazines such as Golf Digest and Tennis.

(The cost of the campaign is being underwritten by MFS. It is neither a fund shareholder nor an annuity contractholder expense.)

MFS Municipal Series Trust

Trustees

A. Keith Brodkin* - Chairman and President

Richard B. Bailey* - Private Investor; Former Chairman and Director (until
1991), Massachusetts Financial Services Company; Director, Cambridge Bancorp; Director, Cambridge Trust Company

Marshall N. Cohan - Private Investor

Lawrence H. Cohn, M.D. - Chief of Cardiac Surgery, Brigham and Women's Hospital; Professor of Surgery, Harvard Medical School

The Hon. Sir J. David Gibbons, KBE - Chief Executive Officer, Edmund Gibbons Ltd.; Chairman, Bank of N.T. Butterfield & Son Ltd.

Abby M. O'Neill - Private Investor; Director, Rockefeller Financial Services, Inc. (investment advisers)

Walter E. Robb, III - President and Treasurer, Benchmark Advisors, Inc. (corporate financial consultants); President, Benchmark Consulting Group, Inc. (office services); Trustee, Landmark Funds (mutual funds)

Arnold D. Scott* - Senior Executive Vice President, Director and Secretary, Massachusetts Financial Services Company

Jeffrey L. Shames* - President and Director, Massachusetts Financial Services Company

J. Dale Sherratt - President, Insight Resources, Inc. (acquisition planning specialists)

Ward Smith - Former Chairman (until 1994), NACCO Industries; Director, Sundstrand Corporation

Investment Adviser
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

Distributor
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

Fund Managers*
David R. King
David B. Smith

Treasurer
W. Thomas London*

*Affiliated with the Investment Adviser

Assistant Treasurer
James O. Yost*

Secretary
Stephen E. Cavan*

Assistant Secretary
James R. Bordewick, Jr.*

Custodian
State Street Bank and Trust Company

Investor Information
For MFS stock and bond market outlooks, call toll free: 1-800-637-4458 anytime from a touch-tone telephone.

For information on MFS mutual funds, call your financial adviser or, for an information kit, call toll free:
1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

Investor Service
MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired, call toll free: 1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. To use this service, your phone must be equipped with a Telecommunications Device for the Deaf.

For share prices, account balances and exchanges, call toll free:
1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

Web Site
http://www.mfs.com

[Dalbar logo]

For the third year in a row, MFS earned a #1 ranking in the DALBAR, Inc. Broker/Dealer Survey, Main Office Operations Service Quality Category. The firm achieved a 3.48 overall score on a scale of 1 to 4 in the 1996 survey. A total of 110 firms responded, offering input on the quality of service they received from 29 mutual fund companies nationwide. The survey contained questions about service quality in 15 categories, including "knowledge of phone service contacts," "accuracy of transaction processing," and "overall ease of doing business with the firm."

[back cover]

MFS(R) Municipal         [Dalbar logo]                      Bulk Rate
Series Trust                                                U.S. Postage
                                                            P A I D
500 Boylston Street                                         Permit #55638
Boston, MA 02116                                            Boston, MA


MFS(R) Alabama Municipal Bond Fund

MFS(R) Arkansas Municipal Bond Fund

MFS(R) California Municipal Bond Fund

MFS(R) Florida Municipal Bond Fund

MFS(R) Georgia Municipal Bond Fund

MFS(R) Maryland Municipal Bond Fund

MFS(R) Massachusetts Municipal Bond Fund

[MFS logo]



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(C) 1996 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116